UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-21981

American Funds Target Date Retirement Series

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2021

Gregory F. Niland

American Funds Target Date Retirement Series

5300 Robin Hood Road

Norfolk, Virginia 23513

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

American Funds Target Date Retirement Series®

Semi-annual report for the six months ended April 30, 2021

A balanced approach
that seeks to build
and preserve wealth
through retirement

Depending on the proximity to its target date, each fund will seek to achieve the following objectives to varying degrees: growth, income and conservation of capital. Each fund will increasingly emphasize income and conservation of capital by investing a greater portion of its assets in bond, equity income and balanced funds as it approaches and passes its target date. In this way, each fund seeks to balance total return and stability over time.

American Funds, by Capital Group, is one of the nation’s largest mutual fund families. For nearly 90 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com.

Here are the average annual total returns on a $1,000 investment for the periods ended March 31, 2021 (the most recent calendar quarter-end). Returns reflect the 5.75% maximum sales charge with all distributions reinvested. Also shown are the expense ratios as of the series prospectus dated January 1, 2021.

	Cumulative total returns	Average annual total returns
Class A shares	1 year	5 years	10 years	Lifetime*	Expense ratio

American Funds 2065 Target Date Retirement Fund®	41.92%	—	—	43.37%	0.84	%†
American Funds 2060 Target Date Retirement Fund®	41.75	12.43%	—	9.97	0.75
American Funds 2055 Target Date Retirement Fund®	41.81	12.46	10.24%	10.97	0.73
American Funds 2050 Target Date Retirement Fund®	41.92	12.47	10.24	7.75	0.72
American Funds 2045 Target Date Retirement Fund®	40.95	12.30	10.16	7.70	0.72
American Funds 2040 Target Date Retirement Fund®	39.73	12.04	10.02	7.61	0.71
American Funds 2035 Target Date Retirement Fund®	35.55	11.38	9.68	7.36	0.70
American Funds 2030 Target Date Retirement Fund®	27.34	9.78	8.91	6.83	0.69
American Funds 2025 Target Date Retirement Fund®	21.86	8.33	8.06	6.15	0.67
American Funds 2020 Target Date Retirement Fund®	17.15	6.98	7.01	5.37	0.65
American Funds 2015 Target Date Retirement Fund®	15.88	6.31	6.39	5.04	0.63
American Funds 2010 Target Date Retirement Fund®	13.49	5.77	5.91	4.70	0.64

*	Since February 1, 2007, for all funds except 2065 Fund, which commenced operations on March 27, 2020, 2060 Fund, which commenced operations on March 27, 2015, and 2055 Fund, which commenced operations on February 1, 2010. Lifetime return for 2065 Fund is cumulative since its inception.
†	The net expense ratio for American Funds 2065 Target Date Retirement Fund was 0.80% as of the series prospectus dated January 1, 2021.

The target date funds invest in Class R-6 shares of the underlying funds. Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect expense reimbursements, without which results would have been lower. The investment adviser is currently reimbursing a portion of other expenses for 2065 Fund. This reimbursement will be in effect through at least January 1, 2022. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time. Visit capitalgroup.com for more information. The expense ratios include the weighted average expenses of the underlying American Funds.

For Class R share class results, visit americanfundsretirement.com.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Fellow investors:

Results for American Funds Target Date Retirement Series for the periods ended April 30, 2021, are shown in the table on the next page, as well as results of each fund’s benchmark and peer group.

For additional information about the series, its investment results, holdings and the Target Date Solutions Committee, visit capitalgroup.com/individual/investments. You can also access information about Capital Group’s American Funds and read our insights about the markets, retirement, saving for college, investing fundamentals and more at capitalgroup.com.

Contents

2	Results at a glance

3	Investment approach for American Funds Target Date Retirement Series

4	Investment portfolios

28	Financial statements

39	Notes to financial statements

67	Financial highlights

Each target date fund is composed of a mix of the American Funds and is subject to the risks and returns of the underlying funds. Investing outside the United States involves risks such as currency fluctuations, periods of illiquidity and price volatility as more fully described in the funds’ prospectuses. These risks may be heightened in connection with investments in developing countries. Small company stocks entail additional risks, and they can fluctuate in price more than larger company stocks. Lower rated bonds are subject to greater fluctuations in value and risk of loss of income and principal than higher rated bonds. The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. Shares of U.S. Government Securities Fund® are not guaranteed by the U.S. government. Diversification does not eliminate the risk of investing; losses are possible in diversified portfolios. Refer to the series prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the funds.

American Funds Target Date Retirement Series	1

Results at a glance

For periods ended April 30, 2021, with all distributions reinvested for Class A shares

	Cumulative total returns		Average annual total returns
	6 months	1 year	5 years	10 years	Lifetime (since 2/1/07)

American Funds 2065 Target Date Retirement Fund	25.55%	41.79%	—	—	52.79%[1]
Standard & Poor’s Target Date Through 2060+ Index	28.10	43.99	—	—	54.62	[1]
Lipper Mixed-Asset Target 2060+ Funds Average	28.11	45.91	—	—	56.05	[1]
American Funds 2060 Target Date Retirement Fund	25.51	41.69	14.39%	—	11.64	[2]
Standard & Poor’s Target Date Through 2060+ Index	28.10	43.99	13.51	—	10.65	[2]
Lipper Mixed-Asset Target 2060 Funds Index	27.89	47.13	14.01	—	10.88	[2,4]
American Funds 2055 Target Date Retirement Fund	25.48	41.73	14.41	10.96%	11.87	[3]
Standard & Poor’s Target Date Through 2055 Index	28.30	44.18	13.49	10.18	11.41	[3]
Lipper Mixed-Asset Target 2055 Funds Index	27.64	46.86	14.01	9.75	11.27	[3,4]
American Funds 2050 Target Date Retirement Fund	25.44	41.77	14.41	10.96	8.46
Standard & Poor’s Target Date Through 2050 Index	28.13	43.87	13.44	10.14	7.63
Lipper Mixed-Asset Target 2050 Funds Index	27.37	45.50	13.66	9.54	7.08	[4]
American Funds 2045 Target Date Retirement Fund	25.00	41.05	14.21	10.87	8.40
Standard & Poor’s Target Date Through 2045 Index	27.79	43.40	13.27	10.01	7.54
Lipper Mixed-Asset Target 2045 Funds Index	26.81	45.29	13.64	9.71	7.03	[4]
American Funds 2040 Target Date Retirement Fund	24.40	40.05	13.94	10.72	8.30
Standard & Poor’s Target Date Through 2040 Index	26.07	40.87	12.83	9.77	7.46
Lipper Mixed-Asset Target 2040 Funds Index	24.94	41.39	13.03	9.19	6.80
American Funds 2035 Target Date Retirement Fund	22.21	36.15	13.20	10.34	8.03
Standard & Poor’s Target Date Through 2035 Index	23.45	36.97	12.13	9.37	7.23
Lipper Mixed-Asset Target 2035 Funds Index	22.14	37.48	12.33	8.89	6.58	[4]
American Funds 2030 Target Date Retirement Fund	18.29	29.06	11.47	9.51	7.46
Standard & Poor’s Target Date Through 2030 Index	20.22	32.21	11.21	8.84	6.93
Lipper Mixed-Asset Target 2030 Funds Index	18.51	32.02	11.23	8.25	6.31
American Funds 2025 Target Date Retirement Fund	15.30	24.02	9.93	8.63	6.74
Standard & Poor’s Target Date Through 2025 Index	17.71	28.24	10.32	8.31	6.59
Lipper Mixed-Asset Target 2025 Funds Index	15.02	27.04	9.91	7.49	5.68	[4]
American Funds 2020 Target Date Retirement Fund	13.39	20.11	8.50	7.56	5.94
Standard & Poor’s Target Date Through 2020 Index	14.86	24.10	9.40	7.66	6.18
Lipper Mixed-Asset Target 2020 Funds Index	14.15	22.79	8.74	6.70	5.64
American Funds 2015 Target Date Retirement Fund	12.93	19.07	7.79	6.96	5.60
Standard & Poor’s Target Date Through 2015 Index	12.27	20.16	8.48	7.03	5.92
Lipper Mixed-Asset Target 2015 Funds Index	12.31	20.38	8.07	6.21	5.23
American Funds 2010 Target Date Retirement Fund	11.49	17.05	7.21	6.48	5.24
Standard & Poor’s Target Date Through 2010 Index	10.83	17.98	7.65	6.39	5.61
Lipper Mixed-Asset Target 2010 Funds Index	10.94	20.36	8.00	5.99	5.28
Standard & Poor’s 500 Composite Index	28.85	45.98	17.42	14.17	10.01
MSCI All Country World Index (ACWI) ex USA	27.40	42.98	9.83	4.73	3.76
Bloomberg Barclays U.S. Aggregate Index	–1.52	–0.27	3.19	3.39	4.23

The Standard & Poor’s 500 Composite Index is a market capitalization-weighted index based on the results of approximately 500 widely held common stocks. Source: S&P Dow Jones Indices LLC. The MSCI ACWI ex USA is a free float-adjusted market capitalization-weighted index designed to measure developed and emerging equity markets excluding the U.S., and its results reflect dividends net of withholding taxes. Source: MSCI. The Bloomberg Barclays U.S. Aggregate Index represents the U.S. investment-grade fixed-rate bond market. Source: Bloomberg Index Services Ltd. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index. Lipper indexes track the largest funds (no more than 30) represented by one share class per fund, in the corresponding Lipper category. Lipper indexes track target date funds in five-year increments. The S&P Target Date Style Index Series (“Through” variant), a subset of the S&P Target Date Index Series, comprises a set of multi-asset-class indexes, each corresponding to a particular target date. The “Through” variant indexes are based on funds with an asset allocation and glide path that aim to be more sensitive to longevity risk at, and beyond, the retirement date. Each index is fully investable, with varying levels of exposure to the asset classes determined during an annual survey process of target date funds’ holdings. The S&P Target Date Through Indexes (2010–2045) began on May 31, 2007. From February 1, 2007, through May 30, 2007, the related S&P Target Date Index (2010–2045) was used. The S&P Target Date Through 2050 Index began on May 30, 2008. From February 1, 2007, through May 30, 2007, the S&P Target Date 2045 Index was used. From May 31, 2007, through May 29, 2008, the S&P Target Date Through 2045 Index was used.

[1]	For the period March 27, 2020, commencement of 2065 Fund operations, through most recent period end.
[2]	For the period March 27, 2015, commencement of 2060 Fund operations, through most recent period end.
[3]	For the period February 1, 2010, commencement of 2055 Fund operations, through most recent period end.
[4]	The Lipper index was not in existence for the entire period. Results shown are for the corresponding Lipper average. Lipper averages reflect the current composition of all eligible mutual funds (all share classes) within a given category. Lipper source: Refinitiv Lipper. Lipper categories are dynamic and averages may have few funds, especially over longer periods. To see the number of funds included in the Lipper category for each fund’s lifetime, refer to the Quarterly Statistical Update, available on our website.

2	American Funds Target Date Retirement Series

Investment approach for

American Funds Target Date Retirement Series

The funds in this series are designed to balance your long-term needs for total return and stability. Each of the 12 target date funds manages risk over time, adjusting the blend of assets as its target retirement date approaches and passes. Because maximizing growth should be a priority early in one’s investing life, the allocation to growth-oriented funds will be highest during the years furthest from retirement. As one nears and enters retirement, and there may be less time to recover from a severe stock market shock, the funds will increasingly emphasize income-oriented funds.

The chart below shows the anticipated shifts in each target date fund over time. As you can see, even into retirement a fairly substantial portion will remain invested in funds that concentrate on stocks. We believe that with retirement lasting two decades or longer for many people, an equity component makes sense, particularly in the early years of retirement.

What you own

Each of the target date funds is a diversified blend of American Funds, which may include growth, growth-and-income, equity-income, balanced and fixed income funds. The investment portfolios beginning on page 4 show a breakdown of American Funds in each target date fund. Although some of the target date funds have the same initial allocation, those closest to their target retirement date will begin to shift their allocations sooner. Investment allocations and underlying funds are as of April 30, 2021. Allocation percentages and underlying funds are subject to the Target Date Solutions Committee’s discretion and will evolve over time. Underlying funds may be added or removed during the year. For quarterly updates of the underlying fund allocations, visit americanfundsretirement.com.

American Funds Target Date Retirement Series glide path

100%
90
80
70
60
50
40
30
20
10
0
Fixed income funds
Balanced funds
Growth-and-income funds
Equity-income funds
Growth funds
45
40
35
30
25
20
15
10
5
+5
+10
+15
+20
+25
+30
Years before retirement
Retirement
Years after retirement

Distinguishing points of our glide path

•	The funds in the series are managed for approximately 30 years past retirement so that participants can use a single fund for their entire lives.

•	The funds have meaningful equity exposure approaching and throughout retirement to help participants manage the risk of outliving their savings.

•	The funds place a growing emphasis on dividends, with the objective of generating income and managing volatility.

Our Target Date Solutions Committee continually monitors the funds in the series. Each target date fund will continue to be managed for approximately 30 years after the fund reaches its target date. The target date is the year that corresponds roughly to the year in which an investor is assumed to retire and begin taking withdrawals. The funds may be subject to an allocation approach that will not meet an investor’s retirement goals. The target allocations shown are as of April 30, 2021, and are subject to the oversight committee’s discretion. The funds’ investment adviser anticipates that the funds will invest their assets within a range that deviates no more than 10% above or below these allocations. Underlying funds may be added or removed during the year. Changes in the equity allocation within the underlying equity-income and balanced funds may affect the overall equity exposure in the target date funds. For quarterly updates of fund allocations, visit americanfundsretirement.com.

American Funds Target Date Retirement Series	3

American Funds 2065 Target Date Retirement Fund	unaudited
Investment portfolio April 30, 2021

Growth funds 45%	Shares	Value (000)
New Perspective Fund, Class R-6	315,845	$20,552
SMALLCAP World Fund, Inc., Class R-6	228,356	20,552
AMCAP Fund, Class R-6	329,359	14,387
The Growth Fund of America, Class R-6	196,777	14,386
The New Economy Fund, Class R-6	163,240	10,276
New World Fund, Inc., Class R-6	88,835	8,221
EuroPacific Growth Fund, Class R-6	57,487	4,110
		92,484

Growth-and-income funds 40%
Capital World Growth and Income Fund, Class R-6	321,376	20,552
Fundamental Investors, Class R-6	241,788	18,497
Washington Mutual Investors Fund, Class R-6	291,621	16,442
The Investment Company of America, Class R-6	333,704	16,441
American Mutual Fund, Class R-6	207,385	10,276
		82,208

Balanced funds 10%
American Balanced Fund, Class R-6	319,421	10,276
American Funds Global Balanced Fund, Class R-6	264,566	10,275
		20,551

Fixed income funds 5%
U.S. Government Securities Fund, Class R-6	731,526	10,278

Total investment securities 100% (cost: $186,744,000)		205,521
Other assets less liabilities 0%		(54)

Net assets 100%		$205,467

4	American Funds Target Date Retirement Series

American Funds 2065 Target Date Retirement Fund (continued)

Investments in affiliates1

	Value of affiliates at 11/1/2020 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)		Net unrealized appreciation (depreciation) (000)	Value of affiliates at 4/30/2021 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 45%
New Perspective Fund, Class R-6	$3,048	$16,496	$409	$4		$1,413	$20,552	$21	$206
SMALLCAP World Fund, Inc., Class R-6	3,048	16,002	436	2		1,936	20,552	—	83
AMCAP Fund, Class R-6	3,048	10,313	405	3		1,428	14,387	23	112
The Growth Fund of America, Class R-6	3,048	10,462	414	(2)		1,292	14,386	27	208
The New Economy Fund, Class R-6	1,742	8,139	237	—	[2]	632	10,276	9	73
New World Fund, Inc., Class R-6	1,742	6,070	256	1		664	8,221	13	—
EuroPacific Growth Fund, Class R-6	1,742	5,141	3,332	2		557	4,110	12	—
							92,484
Growth-and-income funds 40%
Capital World Growth and Income Fund, Class R-6	3,048	16,598	446	6		1,346	20,552	61	—
Fundamental Investors, Class R-6	3,484	13,633	471	5		1,846	18,497	90	—
Washington Mutual Investors Fund, Class R-6	3,920	11,492	1,052	9		2,073	16,442	106	90
The Investment Company of America, Class R-6	3,919	11,684	1,185	24		1,999	16,441	88	—
American Mutual Fund, Class R-6	3,484	9,526	4,385	220		1,431	10,276	103	—
International Growth and Income Fund, Class R-6	1,741	4,768	7,307	799		(1)	—	45	—
							82,208
Balanced funds 10%
American Balanced Fund, Class R-6	2,174	7,768	294	—	[2]	628	10,276	46	91
American Funds Global Balanced Fund, Class R-6	2,174	7,877	330	4		550	10,275	58	—
							20,551
Fixed income funds 5%
U.S. Government Securities Fund, Class R-6	2,201	8,687	319	(5)		(286)	10,278	29	158
Total 100%				$1,072		$17,508	$205,521	$731	$1,021

[1]	Part of the same group of investment companies as the fund as defined under the Investment Company Act of 1940.
[2]	Amount less than one thousand.

See notes to financial statements.

American Funds Target Date Retirement Series	5

American Funds 2060 Target Date Retirement Fund	unaudited
Investment portfolio April 30, 2021

Growth funds 45%	Shares	Value (000)
New Perspective Fund, Class R-6	7,431,338	$483,557
SMALLCAP World Fund, Inc., Class R-6	5,372,857	483,557
The Growth Fund of America, Class R-6	4,628,526	338,392
AMCAP Fund, Class R-6	7,746,215	338,355
The New Economy Fund, Class R-6	3,837,220	241,553
New World Fund, Inc., Class R-6	2,087,229	193,152
EuroPacific Growth Fund, Class R-6	1,347,984	96,381
		2,174,947

Growth-and-income funds 40%
Capital World Growth and Income Fund, Class R-6	7,503,267	479,834
Fundamental Investors, Class R-6	5,678,837	434,431
Washington Mutual Investors Fund, Class R-6	6,897,163	388,862
The Investment Company of America, Class R-6	7,867,820	387,648
American Mutual Fund, Class R-6	4,899,380	242,764
		1,933,539

Balanced funds 10%
American Balanced Fund, Class R-6	7,580,948	243,879
American Funds Global Balanced Fund, Class R-6	6,241,505	242,420
		486,299

Fixed income funds 5%
U.S. Government Securities Fund, Class R-6	17,459,030	245,299

Total investment securities 100% (cost: $3,890,854,000)		4,840,084
Other assets less liabilities 0%		(837)

Net assets 100%		$4,839,247

6	American Funds Target Date Retirement Series

American Funds 2060 Target Date Retirement Fund (continued)

Investments in affiliates1

	Value of affiliates at 11/1/2020 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 4/30/2021 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 45%
New Perspective Fund, Class R-6	$229,452	$201,406	$8,146	$1,505	$59,340	$483,557	$1,059	$10,514
SMALLCAP World Fund, Inc., Class R-6	229,434	186,341	15,024	3,240	79,566	483,557	—	4,249
The Growth Fund of America, Class R-6	229,452	61,698	9,806	1,494	55,554	338,392	1,381	10,591
AMCAP Fund, Class R-6	229,452	56,323	5,322	864	57,038	338,355	1,168	5,735
The New Economy Fund, Class R-6	131,393	83,583	2,774	594	28,757	241,553	456	3,737
New World Fund, Inc., Class R-6	132,158	31,234	4,273	909	33,124	193,152	679	—
EuroPacific Growth Fund, Class R-6	131,906	27,316	95,172	15,926	16,405	96,381	634	—
						2,174,947
Growth-and-income funds 40%
Capital World Growth and Income Fund, Class R-6	229,539	194,896	6,668	920	61,147	479,834	2,052	—
Fundamental Investors, Class R-6	262,482	101,342	7,120	1,148	76,579	434,431	3,617	—
Washington Mutual Investors Fund, Class R-6	296,272	49,971	41,230	4,647	79,202	388,862	3,821	4,560
The Investment Company of America, Class R-6	295,437	48,031	38,591	3,747	79,024	387,648	3,063	—
American Mutual Fund, Class R-6	263,342	52,867	138,879	16,701	48,733	242,764	3,723	—
International Growth and Income Fund, Class R-6	130,810	20,503	192,234	38,869	2,052	—	1,495	—
						1,933,539
Balanced funds 10%
American Balanced Fund, Class R-6	166,133	56,600	3,632	340	24,438	243,879	1,637	4,706
American Funds Global Balanced Fund, Class R-6	166,132	53,635	4,701	414	26,940	242,420	1,943	—
						486,299
Fixed income funds 5%
U.S. Government Securities Fund, Class R-6	172,151	88,598	3,865	79	(11,664)	245,299	985	7,380
Total 100%				$91,397	$716,235	$4,840,084	$27,713	$51,472

[1]	Part of the same group of investment companies as the fund as defined under the Investment Company Act of 1940.

See notes to financial statements.

American Funds Target Date Retirement Series	7

American Funds 2055 Target Date Retirement Fund	unaudited
Investment portfolio April 30, 2021

Growth funds 45%	Shares	Value (000)
New Perspective Fund, Class R-6	16,326,682	$1,062,377
SMALLCAP World Fund, Inc., Class R-6	11,804,191	1,062,377
The Growth Fund of America, Class R-6	10,486,646	766,679
AMCAP Fund, Class R-6	17,548,069	766,500
The New Economy Fund, Class R-6	8,694,249	547,303
New World Fund, Inc., Class R-6	4,729,984	437,713
EuroPacific Growth Fund, Class R-6	3,056,602	218,547
American Funds Global Insight Fund, Class R-6	3,147,333	65,496
		4,926,992

Growth-and-income funds 40%
Capital World Growth and Income Fund, Class R-6	17,019,946	1,088,426
Fundamental Investors, Class R-6	12,885,365	985,731
Washington Mutual Investors Fund, Class R-6	15,649,794	882,335
The Investment Company of America, Class R-6	17,182,510	846,582
American Mutual Fund, Class R-6	11,783,815	583,888
		4,386,962

Balanced funds 10%

American Balanced Fund, Class R-6	17,083,701	549,583
American Funds Global Balanced Fund, Class R-6	14,055,206	545,904
		1,095,487

Fixed income funds 5%
U.S. Government Securities Fund, Class R-6	39,116,403	549,585

Total investment securities 100% (cost: $8,550,955,000)		10,959,026
Other assets less liabilities 0%		(2,055)

Net assets 100%		$10,956,971

8	American Funds Target Date Retirement Series

American Funds 2055 Target Date Retirement Fund (continued)

Investments in affiliates1

	Value of affiliates at 11/1/2020 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 4/30/2021 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 45%
New Perspective Fund, Class R-6	$553,756	$393,181	$28,107	$6,382	$137,164	$1,062,377	$2,538	$25,203
SMALLCAP World Fund, Inc., Class R-6	569,913	349,593	53,185	12,446	183,610	1,062,377	—	10,197
The Growth Fund of America, Class R-6	553,775	117,944	40,623	6,373	129,210	766,679	3,310	25,390
AMCAP Fund, Class R-6	554,919	83,386	8,800	3,306	133,689	766,500	2,802	13,755
The New Economy Fund, Class R-6	321,591	164,813	8,705	2,484	67,120	547,303	1,094	8,969
New World Fund, Inc., Class R-6	321,162	47,179	11,832	3,107	78,097	437,713	1,630	—
EuroPacific Growth Fund, Class R-6	320,030	43,969	223,037	42,244	35,341	218,547	1,520	—
American Funds Global Insight Fund, Class R-6	—	65,214	—	—	282	65,496	—	—
						4,926,992
Growth-and-income funds 40%
Capital World Growth and Income Fund, Class R-6	560,776	397,855	18,314	3,497	144,612	1,088,426	4,777	—
Fundamental Investors, Class R-6	639,235	181,757	19,992	3,868	180,863	985,731	8,550	—
Washington Mutual Investors Fund, Class R-6	719,487	86,560	122,818	15,345	183,761	882,335	9,027	10,906
The Investment Company of America, Class R-6	719,487	73,903	143,389	19,339	177,242	846,582	7,230	—
American Mutual Fund, Class R-6	639,234	97,772	308,678	39,976	115,584	583,888	8,782	—
International Growth and Income Fund, Class R-6	318,319	21,017	437,394	93,357	4,701	—	3,453	—
						4,386,962
Balanced funds 10%
American Balanced Fund, Class R-6	406,187	95,478	10,852	1,923	56,847	549,583	3,836	11,287
American Funds Global Balanced Fund, Class R-6	406,355	86,630	12,641	1,801	63,759	545,904	4,544	—
						1,095,487
Fixed income funds 5%
U.S. Government Securities Fund, Class R-6	420,990	166,974	10,983	239	(27,635)	549,585	2,305	17,570
Total 100%				$255,687	$1,664,247	$10,959,026	$65,398	$123,277

[1]	Part of the same group of investment companies as the fund as defined under the Investment Company Act of 1940.

See notes to financial statements.

American Funds Target Date Retirement Series	9

American Funds 2050 Target Date Retirement Fund	unaudited
Investment portfolio April 30, 2021

Growth funds 44%	Shares	Value (000)
New Perspective Fund, Class R-6	25,415,118	$1,653,762
SMALLCAP World Fund, Inc., Class R-6	17,761,820	1,598,564
The Growth Fund of America, Class R-6	17,592,322	1,286,174
AMCAP Fund, Class R-6	29,434,338	1,285,692
The New Economy Fund, Class R-6	13,702,796	862,591
New World Fund, Inc., Class R-6	7,333,022	678,598
American Funds Global Insight Fund, Class R-6	20,340,015	423,276
EuroPacific Growth Fund, Class R-6	5,116,215	365,809
		8,154,466

Growth-and-income funds 39%
Capital World Growth and Income Fund, Class R-6	26,878,727	1,718,894
Fundamental Investors, Class R-6	20,920,090	1,600,387
Washington Mutual Investors Fund, Class R-6	26,284,492	1,481,920
The Investment Company of America, Class R-6	23,985,444	1,181,763
American Mutual Fund, Class R-6	23,525,959	1,165,711
		7,148,675

Equity-income funds 1%
The Income Fund of America, Class R-6	4,349,175	110,817
Capital Income Builder, Class R-6	1,638,065	110,488
		221,305

Balanced funds 11%
American Balanced Fund, Class R-6	32,171,369	1,034,953
American Funds Global Balanced Fund, Class R-6	23,606,384	916,872
		1,951,825

Fixed income funds 5%
U.S. Government Securities Fund, Class R-6	65,697,382	923,048

Total investment securities 100% (cost: $14,087,231,000)		18,399,319
Other assets less liabilities 0%		(3,576)

Net assets 100%		$18,395,743

10	American Funds Target Date Retirement Series

American Funds 2050 Target Date Retirement Fund (continued)

Investments in affiliates1

	Value of affiliates at 11/1/2020 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 4/30/2021 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 44%
New Perspective Fund, Class R-6	$964,778	$497,516	$51,044	$13,289	$229,223	$1,653,762	$4,341	$43,111
SMALLCAP World Fund, Inc., Class R-6	992,745	371,622	98,644	24,434	308,407	1,598,564	—	17,467
The Growth Fund of America, Class R-6	971,953	132,197	49,358	10,909	220,473	1,286,174	5,664	43,437
AMCAP Fund, Class R-6	909,992	154,553	6,616	4,040	223,723	1,285,692	4,585	22,508
The New Economy Fund, Class R-6	557,935	196,401	10,748	3,552	115,451	862,591	1,883	15,442
New World Fund, Inc., Class R-6	543,084	45,387	46,672	3,119	133,680	678,598	2,807	—
American Funds Global Insight Fund, Class R-6	—	420,669	—	—	2,607	423,276	—	—
EuroPacific Growth Fund, Class R-6	541,651	50,582	357,792	72,658	58,710	365,809	2,616	—
						8,154,466
Growth-and-income funds 39%
Capital World Growth and Income Fund, Class R-6	929,772	569,960	25,080	4,524	239,718	1,718,894	7,847	—
Fundamental Investors, Class R-6	1,062,274	260,046	27,520	4,771	300,816	1,600,387	14,125	—
Washington Mutual Investors Fund, Class R-6	1,199,249	108,574	155,575	20,855	308,817	1,481,920	14,939	18,096
The Investment Company of America, Class R-6	1,199,249	89,134	430,623	66,573	257,430	1,181,763	11,972	—
American Mutual Fund, Class R-6	1,062,165	126,048	280,753	33,643	224,608	1,165,711	14,495	—
International Growth and Income Fund, Class R-6	541,648	32,992	742,056	160,867	6,549	—	5,863	—
						7,148,675
Equity-income funds 1%
The Income Fund of America, Class R-6	52,150	46,825	477	97	12,222	110,817	1,357	—
Capital Income Builder, Class R-6	52,156	46,595	476	86	12,127	110,488	1,260	—
						221,305
Balanced funds 11%
American Balanced Fund, Class R-6	718,884	224,040	12,588	3,192	101,425	1,034,953	6,814	19,984
American Funds Global Balanced Fund, Class R-6	691,169	128,396	13,962	2,109	109,160	916,872	7,634	—
						1,951,825
Fixed income funds 5%
U.S. Government Securities Fund, Class R-6	706,638	274,475	11,633	234	(46,666)	923,048	3,881	29,757
Total 100%				$428,952	$2,818,480	$18,399,319	$112,083	$209,802

[1]	Part of the same group of investment companies as the fund as defined under the Investment Company Act of 1940.

See notes to financial statements.

American Funds Target Date Retirement Series	11

American Funds 2045 Target Date Retirement Fund	unaudited
Investment portfolio April 30, 2021

Growth funds 42%	Shares	Value (000)
New Perspective Fund, Class R-6	27,457,617	$1,786,668
SMALLCAP World Fund, Inc., Class R-6	18,195,322	1,637,579
AMCAP Fund, Class R-6	34,121,920	1,490,446
The Growth Fund of America, Class R-6	20,382,835	1,490,189
The New Economy Fund, Class R-6	13,474,662	848,230
American Funds Global Insight Fund, Class R-6	33,709,724	701,499
New World Fund, Inc., Class R-6	6,888,117	637,426
EuroPacific Growth Fund, Class R-6	5,920,195	423,294
		9,015,331

Growth-and-income funds 36%
Fundamental Investors, Class R-6	22,306,036	1,706,412
Capital World Growth and Income Fund, Class R-6	26,525,851	1,696,328
Washington Mutual Investors Fund, Class R-6	29,335,010	1,653,908
American Mutual Fund, Class R-6	30,310,736	1,501,897
The Investment Company of America, Class R-6	20,423,332	1,006,257
		7,564,802

Equity-income funds 5%
The Income Fund of America, Class R-6	21,853,192	556,819
Capital Income Builder, Class R-6	7,280,816	491,091
		1,047,910

Balanced funds 12%
American Balanced Fund, Class R-6	48,873,747	1,572,269
American Funds Global Balanced Fund, Class R-6	27,372,122	1,063,133
		2,635,402

Fixed income funds 5%
U.S. Government Securities Fund, Class R-6	76,178,858	1,070,313

Total investment securities 100% (cost: $16,364,291,000)		21,333,758
Other assets less liabilities 0%		(4,018)

Net assets 100%		$21,329,740

12	American Funds Target Date Retirement Series

American Funds 2045 Target Date Retirement Fund (continued)

Investments in affiliates1

	Value of affiliates at 11/1/2020 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 4/30/2021 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 42%
New Perspective Fund, Class R-6	$1,151,521	$447,030	$94,566	$22,981	$259,702	$1,786,668	$5,048	$50,126
SMALLCAP World Fund, Inc., Class R-6	1,207,454	238,181	195,312	40,019	347,237	1,637,579	—	20,278
AMCAP Fund, Class R-6	1,088,736	148,348	15,214	5,661	262,915	1,490,446	5,573	27,356
The Growth Fund of America, Class R-6	1,162,057	157,354	101,099	20,581	251,296	1,490,189	6,584	50,497
The New Economy Fund, Class R-6	664,990	84,461	39,150	7,821	130,108	848,230	2,175	17,836
American Funds Global Insight Fund, Class R-6	—	697,121	—	—	4,378	701,499	—	—
New World Fund, Inc., Class R-6	647,579	59,935	229,221	41,967	117,166	637,426	3,241	—
EuroPacific Growth Fund, Class R-6	645,582	65,592	442,416	88,245	66,291	423,294	3,022	—
						9,015,331
Growth-and-income funds 36%
Fundamental Investors, Class R-6	1,080,063	352,256	37,247	5,928	305,412	1,706,412	14,358	—
Capital World Growth and Income Fund, Class R-6	921,814	564,701	32,897	5,059	237,651	1,696,328	7,789	—
Washington Mutual Investors Fund, Class R-6	1,273,202	126,338	97,164	12,916	338,616	1,653,908	15,885	19,228
American Mutual Fund, Class R-6	1,080,063	184,557	27,613	4,607	260,283	1,501,897	14,719	—
The Investment Company of America, Class R-6	1,241,138	99,783	668,184	112,325	221,195	1,006,257	12,359	—
International Growth and Income Fund, Class R-6	597,216	32,623	813,548	177,347	6,362	—	6,446	—
						7,564,802
Equity-income funds 5%
The Income Fund of America, Class R-6	374,882	112,630	8,434	683	77,058	556,819	8,741	—
Capital Income Builder, Class R-6	374,922	76,039	37,839	2,267	75,702	491,091	8,128	—
						1,047,910
Balanced funds 12%
American Balanced Fund, Class R-6	964,044	486,872	19,881	4,380	136,854	1,572,269	9,111	26,939
American Funds Global Balanced Fund, Class R-6	833,726	125,508	31,455	3,335	132,019	1,063,133	9,296	—
						2,635,402
Fixed income funds 5%
U.S. Government Securities Fund, Class R-6	785,933	351,670	13,204	333	(54,419)	1,070,313	4,516	34,883
Total 100%				$556,455	$3,175,826	$21,333,758	$136,991	$247,143

[1]	Part of the same group of investment companies as the fund as defined under the Investment Company Act of 1940.

See notes to financial statements.

American Funds Target Date Retirement Series	13

American Funds 2040 Target Date Retirement Fund	unaudited
Investment portfolio April 30, 2021

Growth funds 40%	Shares	Value (000)
The Growth Fund of America, Class R-6	26,221,022	$1,917,019
AMCAP Fund, Class R-6	43,879,161	1,916,642
New Perspective Fund, Class R-6	29,424,222	1,914,634
SMALLCAP World Fund, Inc., Class R-6	20,356,253	1,832,063
American Funds Global Insight Fund, Class R-6	52,546,322	1,093,489
The New Economy Fund, Class R-6	17,333,998	1,091,175
New World Fund, Inc., Class R-6	7,972,721	737,796
EuroPacific Growth Fund, Class R-6	5,334,803	381,438
		10,884,256

Growth-and-income funds 34%
Fundamental Investors, Class R-6	27,609,022	2,112,090
Capital World Growth and Income Fund, Class R-6	32,821,269	2,098,920
American Mutual Fund, Class R-6	38,978,365	1,931,378
Washington Mutual Investors Fund, Class R-6	32,824,277	1,850,633
The Investment Company of America, Class R-6	22,351,370	1,101,252
International Growth and Income Fund, Class R-6	3,991,265	164,520
		9,258,793

Equity-income funds 7%
The Income Fund of America, Class R-6	43,234,096	1,101,605
Capital Income Builder, Class R-6	12,211,731	823,681
		1,925,286

Balanced funds 13%
American Balanced Fund, Class R-6	68,709,559	2,210,386
American Funds Global Balanced Fund, Class R-6	35,197,494	1,367,071
		3,577,457

Fixed income funds 6%
U.S. Government Securities Fund, Class R-6	115,961,091	1,629,253
American Funds Inflation Linked Bond Fund, Class R-6	15,201,241	165,238
		1,794,491

Total investment securities 100% (cost: $21,066,275,000)		27,440,283
Other assets less liabilities 0%		(4,396)

Net assets 100%		$27,435,887

14	American Funds Target Date Retirement Series

American Funds 2040 Target Date Retirement Fund (continued)

Investments in affiliates1

	Value of affiliates at 11/1/2020 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 4/30/2021 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 40%
The Growth Fund of America, Class R-6	$1,512,249	$219,651	$160,080	$35,053	$310,146	$1,917,019	$8,290	$63,580
AMCAP Fund, Class R-6	1,422,242	177,270	23,436	6,888	333,678	1,916,642	7,024	34,478
New Perspective Fund, Class R-6	1,511,802	181,394	142,886	32,645	331,679	1,914,634	6,544	64,987
SMALLCAP World Fund, Inc., Class R-6	1,529,443	108,983	285,487	54,949	424,175	1,832,063	—	25,558
American Funds Global Insight Fund, Class R-6	—	1,087,984	—	—	5,505	1,093,489	—	—
The New Economy Fund, Class R-6	857,542	149,712	88,915	14,912	157,924	1,091,175	2,681	21,984
New World Fund, Inc., Class R-6	841,155	53,284	355,954	74,461	124,850	737,796	3,995	—
EuroPacific Growth Fund, Class R-6	843,199	78,043	739,470	169,632	30,034	381,438	3,921	—
						10,884,256
Growth-and-income funds 34%
Fundamental Investors, Class R-6	1,218,643	565,728	28,921	5,586	351,054	2,112,090	16,447	—
Capital World Growth and Income Fund, Class R-6	1,012,988	837,098	21,838	4,425	266,247	2,098,920	8,725	—
American Mutual Fund, Class R-6	1,218,839	418,306	9,866	4,505	299,594	1,931,378	16,853	—
Washington Mutual Investors Fund, Class R-6	1,635,308	159,955	395,330	58,494	392,206	1,850,633	20,530	24,894
The Investment Company of America, Class R-6	1,426,975	119,098	830,998	148,212	237,965	1,101,252	14,391	—
International Growth and Income Fund, Class R-6	593,645	40,015	656,731	132,482	55,109	164,520	6,631	—
						9,258,793
Equity-income funds 7%
The Income Fund of America, Class R-6	800,576	156,570	18,661	1,854	161,266	1,101,605	18,548	—
Capital Income Builder, Class R-6	800,653	128,793	269,187	18,662	144,760	823,681	17,253	—
						1,925,286
Balanced funds 13%
American Balanced Fund, Class R-6	1,227,090	816,818	17,634	3,791	180,321	2,210,386	11,787	34,949
American Funds Global Balanced Fund, Class R-6	1,227,901	164,611	225,333	19,848	180,044	1,367,071	13,789	—
						3,577,457
Fixed income funds 6%
U.S. Government Securities Fund, Class R-6	1,132,441	597,346	21,366	68	(79,236)	1,629,253	6,690	50,487
American Funds Inflation Linked Bond Fund, Class R-6	20,574	147,131	675	51	(1,843)	165,238	2,057	1,535
						1,794,491
Total 100%				$786,518	$3,905,478	$27,440,283	$186,156	$322,452

[1]	Part of the same group of investment companies as the fund as defined under the Investment Company Act of 1940.

See notes to financial statements.

American Funds Target Date Retirement Series	15

American Funds 2035 Target Date Retirement Fund	unaudited
Investment portfolio April 30, 2021

Growth funds 33%	Shares	Value (000)
The Growth Fund of America, Class R-6	28,304,635	$2,069,352
AMCAP Fund, Class R-6	47,359,726	2,068,673
New Perspective Fund, Class R-6	27,511,797	1,790,193
SMALLCAP World Fund, Inc., Class R-6	18,515,818	1,666,424
American Funds Global Insight Fund, Class R-6	59,254,024	1,233,076
The New Economy Fund, Class R-6	13,692,219	861,925
New World Fund, Inc., Class R-6	4,660,994	431,328
		10,120,971

Growth-and-income funds 32%
American Mutual Fund, Class R-6	43,923,191	2,176,394
Capital World Growth and Income Fund, Class R-6	33,621,803	2,150,114
Fundamental Investors, Class R-6	27,070,665	2,070,906
Washington Mutual Investors Fund, Class R-6	31,467,734	1,774,151
The Investment Company of America, Class R-6	25,186,985	1,240,963
International Growth and Income Fund, Class R-6	14,952,998	616,362
		10,028,890

Equity-income funds 7%
The Income Fund of America, Class R-6	48,718,805	1,241,355
Capital Income Builder, Class R-6	15,137,359	1,021,015
		2,262,370

Balanced funds 13%
American Balanced Fund, Class R-6	77,383,166	2,489,416
American Funds Global Balanced Fund, Class R-6	39,662,479	1,540,491
		4,029,907

Fixed income funds 15%
U.S. Government Securities Fund, Class R-6	170,150,498	2,390,614
American Funds Inflation Linked Bond Fund, Class R-6	74,253,834	807,139
American Funds Mortgage Fund, Class R-6	45,736,016	465,593
Capital World Bond Fund, Class R-6	22,376,682	463,869
Intermediate Bond Fund of America, Class R-6	26,943,201	372,894
		4,500,109

Total investment securities 100% (cost: $24,448,552,000)		30,942,247
Other assets less liabilities 0%		(5,492)

Net assets 100%		$30,936,755

16	American Funds Target Date Retirement Series

American Funds 2035 Target Date Retirement Fund (continued)

Investments in affiliates1

					Net
	Value of			Net	unrealized	Value of		Capital gain
	affiliates at			realized	appreciation	affiliates at	Dividend	distributions
	11/1/2020	Additions	Reductions	gain	(depreciation)	4/30/2021	income	received
	(000)	(000)	(000)	(000)	(000)	(000)	(000)	(000)
Growth funds 33%
The Growth Fund of America, Class R-6	$1,366,534	$466,774	$88,991	$27,840	$297,195	$2,069,352	$7,794	$59,780
AMCAP Fund, Class R-6	1,326,364	431,426	9,527	6,350	314,060	2,068,673	6,555	32,176
New Perspective Fund, Class R-6	1,598,749	147,146	345,335	67,299	322,334	1,790,193	7,035	69,859
SMALLCAP World Fund, Inc., Class R-6	1,328,402	79,207	172,436	40,876	390,375	1,666,424	—	23,186
American Funds Global Insight Fund, Class R-6	—	1,227,234	—	—	5,842	1,233,076	—	—
The New Economy Fund, Class R-6	614,083	174,210	52,129	14,314	111,447	861,925	1,950	15,994
New World Fund, Inc., Class R-6	643,744	5,326	371,819	115,027	39,050	431,328	3,145	—
EuroPacific Growth Fund, Class R-6	920,295	52,723	1,190,534	358,887	(141,371)	—	4,267	—
						10,120,971
Growth-and-income funds 32%
American Mutual Fund, Class R-6	1,401,590	441,423	10,454	5,821	338,014	2,176,394	18,752	—
Capital World Growth and Income Fund, Class R-6	1,174,215	678,852	12,479	4,455	305,071	2,150,114	9,950	—
Fundamental Investors, Class R-6	1,411,801	273,028	17,235	6,319	396,993	2,070,906	18,805	—
Washington Mutual Investors Fund, Class R-6	1,877,338	109,994	720,000	121,216	385,603	1,774,151	23,077	28,122
The Investment Company of America, Class R-6	1,640,764	74,969	912,070	165,749	271,551	1,240,963	16,212	—
International Growth and Income Fund, Class R-6	696,952	10,274	309,137	47,869	170,404	616,362	7,603	—
						10,028,890
Equity-income funds 7%
The Income Fund of America, Class R-6	937,431	127,236	7,970	1,867	182,791	1,241,355	20,707	—
Capital Income Builder, Class R-6	937,531	86,512	188,844	10,461	175,355	1,021,015	19,353	—
						2,262,370
Balanced funds 13%
American Balanced Fund, Class R-6	1,424,988	866,878	10,302	3,431	204,421	2,489,416	13,252	39,381
American Funds Global Balanced Fund, Class R-6	1,424,968	153,377	265,258	18,944	208,460	1,540,491	15,665	—
						4,029,907
Fixed income funds 15%
U.S. Government Securities Fund, Class R-6	1,930,586	601,990	17,914	459	(124,507)	2,390,614	10,352	80,132
American Funds Inflation Linked Bond Fund, Class R-6	578,372	246,300	4,245	543	(13,831)	807,139	14,254	10,635
American Funds Mortgage Fund, Class R-6	232,077	246,737	2,100	22	(11,143)	465,593	1,255	8,823
Capital World Bond Fund, Class R-6	230,026	243,307	2,102	155	(7,517)	463,869	3,291	3,299
Intermediate Bond Fund of America, Class R-6	182,150	198,273	1,668	47	(5,908)	372,894	1,312	4,353
						4,500,109
Total 100%				$1,017,951	$3,814,689	$30,942,247	$224,586	$375,740

[1]	Part of the same group of investment companies as the fund as defined under the Investment Company Act of 1940.

See notes to financial statements.

American Funds Target Date Retirement Series	17

American Funds 2030 Target Date Retirement Fund	unaudited
Investment portfolio April 30, 2021

Growth funds 21%	Shares	Value (000)
AMCAP Fund, Class R-6	49,712,025	$2,171,421
The Growth Fund of America, Class R-6	26,725,898	1,953,931
American Funds Global Insight Fund, Class R-6	64,257,146	1,337,191
SMALLCAP World Fund, Inc., Class R-6	13,648,800	1,228,392
New Perspective Fund, Class R-6	14,976,444	974,517
		7,665,452

Growth-and-income funds 30%
American Mutual Fund, Class R-6	51,443,255	2,549,013
Capital World Growth and Income Fund, Class R-6	39,378,046	2,518,226
Fundamental Investors, Class R-6	24,133,193	1,846,189
Washington Mutual Investors Fund, Class R-6	32,329,242	1,822,723
The Investment Company of America, Class R-6	27,286,125	1,344,388
International Growth and Income Fund, Class R-6	17,511,624	721,829
		10,802,368

Equity-income funds 8%
The Income Fund of America, Class R-6	57,059,969	1,453,888
Capital Income Builder, Class R-6	21,490,447	1,449,531
		2,903,419

Balanced funds 13%
American Balanced Fund, Class R-6	90,348,684	2,906,517
American Funds Global Balanced Fund, Class R-6	46,452,830	1,804,228
		4,710,745

Fixed income funds 28%
U.S. Government Securities Fund, Class R-6	173,773,390	2,441,516
Intermediate Bond Fund of America, Class R-6	144,773,180	2,003,660
American Funds Mortgage Fund, Class R-6	178,825,107	1,820,440
Capital World Bond Fund, Class R-6	87,518,751	1,814,264
American Funds Inflation Linked Bond Fund, Class R-6	143,797,454	1,563,078
The Bond Fund of America, Class R-6	40,611,569	545,413
		10,188,371

Total investment securities 100% (cost: $30,167,313,000)		36,270,355
Other assets less liabilities 0%		(6,812)

Net assets 100%		$36,263,543

18	American Funds Target Date Retirement Series

American Funds 2030 Target Date Retirement Fund (continued)

Investments in affiliates1

					Net
	Value of			Net	unrealized	Value of		Capital gain
	affiliates at			realized	appreciation	affiliates at	Dividend	distributions
	11/1/2020	Additions	Reductions	gain	(depreciation)	4/30/2021	income	received
	(000)	(000)	(000)	(000)	(000)	(000)	(000)	(000)
Growth funds 21%
AMCAP Fund, Class R-6	$1,215,094	$764,667	$94,703	$16,078	$270,285	$2,171,421	$5,628	$27,626
The Growth Fund of America, Class R-6	1,264,016	694,237	280,817	62,368	214,127	1,953,931	6,317	48,445
American Funds Global Insight Fund, Class R-6	—	1,329,971	—	—	7,220	1,337,191	—	—
SMALLCAP World Fund, Inc., Class R-6	871,239	433,482	320,781	105,063	139,389	1,228,392	—	12,287
New Perspective Fund, Class R-6	1,590,635	188,911	1,164,418	349,224	10,165	974,517	6,373	63,290
EuroPacific Growth Fund, Class R-6	946,741	79,608	1,237,963	380,484	(168,870)	—	4,007	—
New World Fund, Inc., Class R-6	300,306	7,586	367,891	146,279	(86,280)	—	1,146	—
						7,665,452
Growth-and-income funds 30%
American Mutual Fund, Class R-6	1,631,969	520,554	9,940	5,451	400,979	2,549,013	22,644	—
Capital World Growth and Income Fund, Class R-6	1,465,385	782,900	103,385	10,195	363,131	2,518,226	11,712	—
Fundamental Investors, Class R-6	1,752,938	42,429	419,740	51,511	419,051	1,846,189	21,519	—
Washington Mutual Investors Fund, Class R-6	2,230,309	140,075	1,128,408	180,460	400,287	1,822,723	26,124	32,120
The Investment Company of America, Class R-6	2,041,336	47,265	1,260,849	232,704	283,932	1,344,388	18,764	—
International Growth and Income Fund, Class R-6	821,961	29,191	375,901	48,450	198,128	721,829	8,249	—
						10,802,368
Equity-income funds 8%
The Income Fund of America, Class R-6	1,063,050	193,035	20,382	1,722	216,463	1,453,888	24,989	—
Capital Income Builder, Class R-6	1,046,016	216,104	32,878	1,054	219,235	1,449,531	23,227	—
						2,903,419
Balanced funds 13%
American Balanced Fund, Class R-6	1,626,701	1,046,229	10,179	4,247	239,519	2,906,517	15,855	47,605
American Funds Global Balanced Fund, Class R-6	1,626,580	252,344	344,505	29,669	240,140	1,804,228	18,652	—
						4,710,745
Fixed income funds 28%
U.S. Government Securities Fund, Class R-6	1,953,437	648,953	32,591	229	(128,512)	2,441,516	10,699	83,375
Intermediate Bond Fund of America, Class R-6	1,409,344	650,107	14,025	480	(42,246)	2,003,660	8,828	33,152
American Funds Mortgage Fund, Class R-6	1,409,157	488,284	12,962	348	(64,387)	1,820,440	6,544	53,513
Capital World Bond Fund, Class R-6	1,396,664	459,951	15,242	928	(28,037)	1,814,264	17,612	20,169
American Funds Inflation Linked Bond Fund, Class R-6	1,161,710	444,897	16,096	881	(28,314)	1,563,078	30,076	22,427
The Bond Fund of America, Class R-6	203,604	360,049	2,011	49	(16,278)	545,413	3,161	9,904
						10,188,371
Total 100%				$1,627,874	$3,059,127	$36,270,355	$292,126	$453,913

[1]	Part of the same group of investment companies as the fund as defined under the Investment Company Act of 1940.

See notes to financial statements.

American Funds Target Date Retirement Series	19

American Funds 2025 Target Date Retirement Fund	unaudited
Investment portfolio April 30, 2021

Growth funds 14%	Shares	Value (000)
AMCAP Fund, Class R-6	36,631,017	$1,600,043
American Funds Global Insight Fund, Class R-6	45,135,718	939,274
The Growth Fund of America, Class R-6	11,991,135	876,672
New Perspective Fund, Class R-6	6,709,650	436,597
SMALLCAP World Fund, Inc., Class R-6	4,841,812	435,763
		4,288,349

Growth-and-income funds 26%
American Mutual Fund, Class R-6	42,727,313	2,117,138
Capital World Growth and Income Fund, Class R-6	32,706,028	2,091,551
Washington Mutual Investors Fund, Class R-6	28,054,164	1,581,694
The Investment Company of America, Class R-6	19,188,803	945,432
Fundamental Investors, Class R-6	12,317,962	942,324
International Growth and Income Fund, Class R-6	12,913,641	532,300
		8,210,439

Equity-income funds 9%
The Income Fund of America, Class R-6	64,368,989	1,640,122
Capital Income Builder, Class R-6	20,046,371	1,352,128
		2,992,250

Balanced funds 13%
American Balanced Fund, Class R-6	78,401,125	2,522,164
American Funds Global Balanced Fund, Class R-6	37,892,443	1,471,743
		3,993,907

Fixed income funds 38%
Intermediate Bond Fund of America, Class R-6	205,297,052	2,841,311
The Bond Fund of America, Class R-6	138,652,003	1,862,096
U.S. Government Securities Fund, Class R-6	127,909,754	1,797,132
American Funds Inflation Linked Bond Fund, Class R-6	162,509,092	1,766,474
American Funds Mortgage Fund, Class R-6	164,182,600	1,671,379
Capital World Bond Fund, Class R-6	75,695,524	1,569,168
American High-Income Trust, Class R-6	45,642,372	474,681
		11,982,241

Total investment securities 100% (cost: $26,788,033,000)		31,467,186
Other assets less liabilities 0%		(6,598)

Net assets 100%		$31,460,588

20	American Funds Target Date Retirement Series

American Funds 2025 Target Date Retirement Fund (continued)

Investments in affiliates1

					Net
	Value of			Net	unrealized	Value of		Capital gain
	affiliates at			realized	appreciation	affiliates at	Dividend	distributions
	11/1/2020	Additions	Reductions	gain	(depreciation)	4/30/2021	income	received
	(000)	(000)	(000)	(000)	(000)	(000)	(000)	(000)
Growth funds 14%
AMCAP Fund, Class R-6	$980,884	$503,169	$111,089	$18,968	$208,111	$1,600,043	$4,731	$23,222
American Funds Global Insight Fund, Class R-6	—	935,124	—	—	4,150	939,274	—	—
The Growth Fund of America, Class R-6	753,392	132,159	176,203	42,269	125,055	876,672	4,105	31,484
New Perspective Fund, Class R-6	1,220,651	85,072	1,149,864	425,749	(145,011)	436,597	5,184	51,482
SMALLCAP World Fund, Inc., Class R-6	—	429,823	—	—	5,940	435,763	—	—
EuroPacific Growth Fund, Class R-6	708,798	10,012	879,584	306,600	(145,826)	—	3,064	—
						4,288,349
Growth-and-income funds 26%
American Mutual Fund, Class R-6	1,511,818	251,730	9,314	5,581	357,323	2,117,138	19,905	—
Capital World Growth and Income Fund, Class R-6	1,262,047	617,031	110,810	17,506	305,777	2,091,551	10,073	—
Washington Mutual Investors Fund, Class R-6	1,490,375	45,625	350,473	63,969	332,198	1,581,694	17,946	22,277
The Investment Company of America, Class R-6	1,505,223	17,151	965,824	207,153	181,729	945,432	14,375	—
Fundamental Investors, Class R-6	1,254,903	16,206	671,685	145,655	197,245	942,324	16,206	—
International Growth and Income Fund, Class R-6	474,354	5,637	93,300	11,638	133,971	532,300	4,884	—
						8,210,439
Equity-income funds 9%
The Income Fund of America, Class R-6	1,210,749	213,799	30,658	3,293	242,939	1,640,122	27,604	—
Capital Income Builder, Class R-6	1,210,781	203,042	308,665	20,315	226,655	1,352,128	25,789	—
						2,992,250
Balanced funds 13%
American Balanced Fund, Class R-6	1,463,269	859,399	8,301	3,590	204,207	2,522,164	12,942	39,574
American Funds Global Balanced Fund, Class R-6	1,427,946	20,404	199,569	27,523	195,439	1,471,743	14,731	—
						3,993,907
Fixed income funds 38%
Intermediate Bond Fund of America, Class R-6	2,403,454	525,554	22,781	544	(65,460)	2,841,311	13,376	52,469
The Bond Fund of America, Class R-6	1,479,506	459,828	8,527	626	(69,337)	1,862,096	13,453	48,771
U.S. Government Securities Fund, Class R-6	1,541,296	359,966	8,528	486	(96,088)	1,797,132	7,905	62,062
American Funds Inflation Linked Bond Fund, Class R-6	1,419,891	385,341	8,137	1,050	(31,671)	1,766,474	33,270	24,819
American Funds Mortgage Fund, Class R-6	1,373,291	364,012	7,790	326	(58,460)	1,671,379	5,939	48,495
Capital World Bond Fund, Class R-6	1,307,392	291,307	7,416	782	(22,897)	1,569,168	15,170	17,305
American High-Income Trust, Class R-6	232,940	221,668	1,864	327	21,610	474,681	9,444	—
						11,982,241
Total 100%				$1,303,950	$2,107,599	$31,467,186	$280,096	$421,960

[1]	Part of the same group of investment companies as the fund as defined under the Investment Company Act of 1940.

See notes to financial statements.

American Funds Target Date Retirement Series	21

American Funds 2020 Target Date Retirement Fund	unaudited
Investment portfolio April 30, 2021

Growth funds 5%	Shares	Value (000)
American Funds Global Insight Fund, Class R-6	24,347,186	$506,665
AMCAP Fund, Class R-6	10,320,175	450,785
		957,450

Growth-and-income funds 23%
American Mutual Fund, Class R-6	22,933,297	1,136,345
Capital World Growth and Income Fund, Class R-6	16,676,755	1,066,478
Washington Mutual Investors Fund, Class R-6	16,770,715	945,533
The Investment Company of America, Class R-6	11,506,949	566,947
Fundamental Investors, Class R-6	7,383,133	564,810
International Growth and Income Fund, Class R-6	3,187,984	131,409
		4,411,522

Equity-income funds 15%
The Income Fund of America, Class R-6	68,257,114	1,739,192
Capital Income Builder, Class R-6	14,554,561	981,705
		2,720,897

Balanced funds 12%
American Balanced Fund, Class R-6	46,991,410	1,511,714
American Funds Global Balanced Fund, Class R-6	19,330,647	750,802
		2,262,516

Fixed income funds 45%
Intermediate Bond Fund of America, Class R-6	122,792,023	1,699,442
The Bond Fund of America, Class R-6	112,505,212	1,510,945
American Funds Inflation Linked Bond Fund, Class R-6	121,660,386	1,322,448
American Funds Mortgage Fund, Class R-6	111,375,393	1,133,801
American High-Income Trust, Class R-6	90,909,154	945,455
U.S. Government Securities Fund, Class R-6	67,245,173	944,795
Capital World Bond Fund, Class R-6	45,363,670	940,389
		8,497,275

Total investment securities 100% (cost: $16,252,850,000)		18,849,660
Other assets less liabilities 0%		(3,689)

Net assets 100%		$18,845,971

22	American Funds Target Date Retirement Series

American Funds 2020 Target Date Retirement Fund (continued)

Investments in affiliates1

					Net
	Value of			Net	unrealized	Value of		Capital gain
	affiliates at			realized	appreciation	affiliates at	Dividend	distributions
	11/1/2020	Additions	Reductions	gain	(depreciation)	4/30/2021	income	received
	(000)	(000)	(000)	(000)	(000)	(000)	(000)	(000)
Growth funds 5%
American Funds Global Insight Fund, Class R-6	$—	$504,374	$—	$—	$2,291	$506,665	$—	$—
AMCAP Fund, Class R-6	276,383	169,237	57,845	21,409	41,601	450,785	1,346	6,608
New Perspective Fund, Class R-6	273,994	16,264	352,259	172,171	(110,170)	—	1,217	12,087
The Growth Fund of America, Class R-6	142,784	9,334	182,538	98,228	(67,808)	—	846	6,492
						957,450
Growth-and-income funds 23%
American Mutual Fund, Class R-6	994,651	12,324	97,803	24,300	202,873	1,136,345	12,324	—
Capital World Growth and Income Fund, Class R-6	671,648	311,356	85,562	18,823	150,213	1,066,478	5,177	—
Washington Mutual Investors Fund, Class R-6	831,897	22,527	124,202	26,920	188,391	945,533	9,372	11,892
The Investment Company of America, Class R-6	826,251	12,778	482,453	116,723	93,648	566,947	7,553	—
Fundamental Investors, Class R-6	665,344	14,077	294,007	80,605	98,791	564,810	8,244	—
International Growth and Income Fund, Class R-6	168,149	1,672	89,632	20,984	30,236	131,409	1,672	—
						4,411,522
Equity-income funds 15%
The Income Fund of America, Class R-6	1,573,999	36,929	170,593	23,472	275,385	1,739,192	33,271	—
Capital Income Builder, Class R-6	1,561,240	49,529	927,733	82,688	215,981	981,705	30,909	—
						2,720,897
Balanced funds 12%
American Balanced Fund, Class R-6	657,553	815,912	56,447	16,870	77,826	1,511,714	5,518	17,272
American Funds Global Balanced Fund, Class R-6	500,830	192,941	21,936	4,451	74,516	750,802	5,158	—
						2,262,516
Fixed income funds 45%
Intermediate Bond Fund of America, Class R-6	1,532,766	220,538	14,146	172	(39,888)	1,699,442	8,219	32,466
The Bond Fund of America, Class R-6	1,361,685	217,705	9,735	249	(58,959)	1,510,945	11,666	43,371
American Funds Inflation Linked Bond Fund, Class R-6	1,189,349	173,831	16,687	357	(24,402)	1,322,448	27,041	20,176
American Funds Mortgage Fund, Class R-6	1,023,765	155,197	4,104	142	(41,199)	1,133,801	4,213	34,619
American High-Income Trust, Class R-6	858,760	39,119	22,453	3,117	66,912	945,455	27,524	—
U.S. Government Securities Fund, Class R-6	851,639	147,811	4,535	57	(50,177)	944,795	4,211	32,850
Capital World Bond Fund, Class R-6	846,758	108,440	3,041	324	(12,092)	940,389	9,530	11,060
						8,497,275
Total 100%				$712,062	$1,113,969	$18,849,660	$215,011	$228,893

[1]	Part of the same group of investment companies as the fund as defined under the Investment Company Act of 1940.

See notes to financial statements.

American Funds Target Date Retirement Series	23

American Funds 2015 Target Date Retireement Fund	unaudited
Investment portfolio April 30, 2021

		Value
Growth funds 2%	Shares	(000)
American Funds Global Insight Fund, Class R-6	3,934,269	$81,872
AMCAP Fund, Class R-6	938,647	41,000
		122,872

Growth-and-income funds 21%
American Mutual Fund, Class R-6	7,146,907	354,129
Capital World Growth and Income Fund, Class R-6	4,559,216	291,562
Washington Mutual Investors Fund, Class R-6	4,925,637	277,707
The Investment Company of America, Class R-6	3,586,054	176,685
Fundamental Investors, Class R-6	2,070,757	158,413
		1,258,496

Equity-income funds 18%
The Income Fund of America, Class R-6	28,439,091	724,628
Capital Income Builder, Class R-6	5,196,817	350,526
		1,075,154

Balanced funds 12%
American Balanced Fund, Class R-6	14,095,134	453,441
American Funds Global Balanced Fund, Class R-6	6,024,152	233,978
		687,419

Fixed income funds 47%
Intermediate Bond Fund of America, Class R-6	44,637,149	617,778
The Bond Fund of America, Class R-6	35,054,546	470,783
American Funds Inflation Linked Bond Fund, Class R-6	37,901,041	411,984
American Funds Mortgage Fund, Class R-6	34,697,800	353,224
American High-Income Trust, Class R-6	28,306,524	294,388
Capital World Bond Fund, Class R-6	14,142,711	293,178
U.S. Government Securities Fund, Class R-6	14,669,680	206,109
Short-Term Bond Fund of America, Class R-6	8,791,187	88,439
		2,735,883

Total investment securities 100% (cost: $5,014,178,000)		5,879,824
Other assets less liabilities 0%		(1,208)

Net assets 100%		$5,878,616

24	American Funds Target Date Retirement Series

American Funds 2015 Target Date Retirement Fund (continued)

Investments in affiliates1

					Net
	Value of			Net	unrealized	Value of		Capital gain
	affiliates at			realized	appreciation	affiliates at	Dividend	distributions
	11/1/2020	Additions	Reductions	gain (loss)	(depreciation)	4/30/2021	income	received
	(000)	(000)	(000)	(000)	(000)	(000)	(000)	(000)
Growth funds 2%
American Funds Global Insight Fund, Class R-6	$—	$81,508	$—	$—	$364	$81,872	$—	$—
AMCAP Fund, Class R-6	—	40,591	—	—	409	41,000	—	—
						122,872
Growth-and-income funds 21%
American Mutual Fund, Class R-6	308,791	14,803	38,751	5,935	63,351	354,129	3,733	—
Capital World Growth and Income Fund, Class R-6	214,101	53,776	29,954	6,456	47,183	291,562	1,634	—
Washington Mutual Investors Fund, Class R-6	255,165	6,441	48,885	9,173	55,813	277,707	2,824	3,617
The Investment Company of America, Class R-6	256,368	2,273	145,894	37,295	26,643	176,685	2,273	—
Fundamental Investors, Class R-6	203,505	2,477	101,469	31,226	22,674	158,413	2,477	—
International Growth and Income Fund, Class R-6	44,528	423	58,151	16,994	(3,794)	—	424	—
						1,258,496
Equity-income funds 18%
The Income Fund of America, Class R-6	640,408	26,387	61,150	2,601	116,382	724,628	13,001	—
Capital Income Builder, Class R-6	632,897	12,079	412,487	37,274	80,763	350,526	12,079	—
						1,075,154
Balanced funds 12%
American Balanced Fund, Class R-6	163,495	276,925	11,432	1,098	23,355	453,441	1,401	4,422
American Funds Global Balanced Fund, Class R-6	163,495	59,076	14,053	1,864	23,596	233,978	1,640	—
						687,419
Fixed income funds 47%
Intermediate Bond Fund of America, Class R-6	525,114	110,990	4,530	20	(13,816)	617,778	2,882	11,148
The Bond Fund of America, Class R-6	414,951	76,910	2,986	41	(18,133)	470,783	3,593	13,318
American Funds Inflation Linked Bond Fund, Class R-6	360,059	60,734	1,454	128	(7,483)	411,984	8,269	6,170
American Funds Mortgage Fund, Class R-6	308,218	59,664	2,094	(18)	(12,546)	353,224	1,288	10,573
American High-Income Trust, Class R-6	280,526	14,198	22,960	(2,223)	24,847	294,388	8,870	—
Capital World Bond Fund, Class R-6	259,456	38,013	713	57	(3,635)	293,178	2,933	3,389
U.S. Government Securities Fund, Class R-6	231,231	9,815	21,645	(457)	(12,835)	206,109	1,061	8,753
Short-Term Bond Fund of America, Class R-6	36,870	52,412	352	— [2]	(491)	88,439	222	397
						2,735,883
Total 100%				$147,464	$412,647	$5,879,824	$70,604	$61,787

[1]	Part of the same group of investment companies as the fund as defined under the Investment Company Act of 1940.
[2]	Amount less than one thousand.

See notes to financial statements.

American Funds Target Date Retirement Series	25

American Funds 2010 Target Date Retirement Fund	unaudited
Investment portfolio April 30, 2021

Growth-and-income funds 19%	Shares	Value (000)
American Mutual Fund, Class R-6	4,977,201	$246,620
Capital World Growth and Income Fund, Class R-6	2,940,708	188,058
Washington Mutual Investors Fund, Class R-6	3,073,019	173,257
The Investment Company of America, Class R-6	2,628,997	129,531
Fundamental Investors, Class R-6	955,748	73,115
		810,581

Equity-income funds 21%
The Income Fund of America, Class R-6	24,576,454	626,208
Capital Income Builder, Class R-6	3,939,177	265,697
		891,905

Balanced funds 10%
American Balanced Fund, Class R-6	9,392,968	302,172
American Funds Global Balanced Fund, Class R-6	3,753,601	145,790
		447,962

Fixed income funds 50%
Intermediate Bond Fund of America, Class R-6	47,365,512	655,539
The Bond Fund of America, Class R-6	27,639,018	371,192
Short-Term Bond Fund of America, Class R-6	27,905,860	280,733
American Funds Inflation Linked Bond Fund, Class R-6	25,430,747	276,432
American Funds Mortgage Fund, Class R-6	26,722,253	272,032
American High-Income Trust, Class R-6	14,566,230	151,489
Capital World Bond Fund, Class R-6	7,254,278	150,381
		2,157,798

Total investment securities 100% (cost: $3,792,273,000)		4,308,246
Other assets less liabilities 0%		(845)

Net assets 100%		$4,307,401

26	American Funds Target Date Retirement Series

American Funds 2010 Target Date Retirement Fund (continued)

Investments in affiliates1

					Net
	Value of			Net	unrealized	Value of		Capital gain
	affiliates at			realized	appreciation	affiliates at	Dividend	distributions
	11/1/2020	Additions	Reductions	gain (loss)	(depreciation)	4/30/2021	income	received
	(000)	(000)	(000)	(000)	(000)	(000)	(000)	(000)
Growth-and-income funds 19%
American Mutual Fund, Class R-6	$179,774	$51,007	$25,544	$3,016	$38,367	$246,620	$2,235	$—
Capital World Growth and Income Fund, Class R-6	142,652	29,938	20,302	3,419	32,351	188,058	1,108	—
Washington Mutual Investors Fund, Class R-6	141,248	19,396	24,157	3,273	33,497	173,257	1,613	2,040
The Investment Company of America, Class R-6	142,057	5,486	54,243	11,736	24,495	129,531	1,298	—
Fundamental Investors, Class R-6	104,587	3,328	62,698	18,693	9,205	73,115	1,302	—
						810,581
Equity-income funds 21%
The Income Fund of America, Class R-6	475,357	106,050	45,541	2,624	87,718	626,208	9,971	—
Capital Income Builder, Class R-6	474,865	27,124	325,807	29,132	60,383	265,697	9,242	—
						891,905
Balanced funds 10%
American Balanced Fund, Class R-6	115,784	175,357	6,720	441	17,310	302,172	999	3,059
American Funds Global Balanced Fund, Class R-6	108,656	30,750	10,285	930	15,739	145,790	1,076	—
						447,962
Fixed income funds 50%
Intermediate Bond Fund of America, Class R-6	573,302	107,466	9,950	60	(15,339)	655,539	3,153	12,418
The Bond Fund of America, Class R-6	320,882	68,367	3,543	29	(14,543)	371,192	2,850	10,608
Short-Term Bond Fund of America, Class R-6	227,138	58,544	2,248	17	(2,718)	280,733	992	2,366
American Funds Inflation Linked Bond Fund, Class R-6	249,186	36,077	3,349	97	(5,579)	276,432	6,001	4,478
American Funds Mortgage Fund, Class R-6	234,774	48,595	1,359	33	(10,011)	272,032	1,013	8,397
American High-Income Trust, Class R-6	174,140	6,881	42,557	(2,783)	15,808	151,489	4,891	—
Capital World Bond Fund, Class R-6	170,598	5,999	24,356	907	(2,767)	150,381	1,700	2,049
						2,157,798
Total 100%				$71,624	$283,916	$4,308,246	$49,444	$45,415

[1]	Part of the same group of investment companies as the fund as defined under the Investment Company Act of 1940.

See notes to financial statements.

American Funds Target Date Retirement Series	27

Financial statements	unaudited
Statements of assets and liabilities at April 30, 2021	(dollars in thousands)

	2065 Fund		2060 Fund	2055 Fund	2050 Fund	2045 Fund
Assets:
Investment securities of affiliated issuers, at value	$205,521		$4,840,084	$10,959,026	$18,399,319	$21,333,758
Receivables for:
Sales of investments	—		—	—	—	—
Sales of fund’s shares	1,817		14,019	21,221	26,586	26,777
Dividends	10		245	560	934	1,085
Total assets	207,348		4,854,348	10,980,807	18,426,839	21,361,620

Liabilities:
Payables for:
Purchases of investments	1,744		10,018	15,816	18,075	12,737
Repurchases of fund’s shares	79		4,182	5,940	9,641	15,118
Services provided by related parties	58		889	2,046	3,316	3,950
Trustees’ deferred compensation	—	*	12	34	64	75
Total liabilities	1,881		15,101	23,836	31,096	31,880
Net assets at April 30, 2021	$205,467		$4,839,247	$10,956,971	$18,395,743	$21,329,740

Net assets consist of:
Capital paid in on shares of beneficial interest	$184,585		$3,744,575	$8,167,094	$13,442,142	$15,552,328
Total distributable earnings	20,882		1,094,672	2,789,877	4,953,601	5,777,412
Net assets at April 30, 2021	$205,467		$4,839,247	$10,956,971	$18,395,743	$21,329,740

Investment securities of affiliated issuers, at cost	$186,744		$3,890,854	$8,550,955	$14,087,231	$16,364,291

See end of statements of assets and liabilities for footnote.

See notes to financial statements.

28	American Funds Target Date Retirement Series

Financial statements (continued)	unaudited
Statements of assets and liabilities at April 30, 2021 (continued)	(dollars in thousands)

	2040 Fund	2035 Fund	2030 Fund	2025 Fund	2020 Fund
Assets:
Investment securities of affiliated issuers, at value	$27,440,283	$30,942,247	$36,270,355	$31,467,186	$18,849,660
Receivables for:
Sales of investments	—	—	—	—	9,272
Sales of fund’s shares	30,885	38,120	39,238	33,242	14,179
Dividends	1,640	3,083	6,285	9,746	8,833
Total assets	27,472,808	30,983,450	36,315,878	31,510,174	18,881,944

Liabilities:
Payables for:
Purchases of investments	15,522	22,080	20,881	11,190	8,833
Repurchases of fund’s shares	16,370	18,626	24,658	32,143	23,383
Services provided by related parties	4,926	5,871	6,648	6,116	3,653
Trustees’ deferred compensation	103	118	148	137	104
Total liabilities	36,921	46,695	52,335	49,586	35,973
Net assets at April 30, 2021	$27,435,887	$30,936,755	$36,263,543	$31,460,588	$18,845,971

Net assets consist of:
Capital paid in on shares of beneficial interest	$19,949,669	$23,062,148	$28,132,831	$25,139,513	$15,361,756
Total distributable earnings	7,486,218	7,874,607	8,130,712	6,321,075	3,484,215
Net assets at April 30, 2021	$27,435,887	$30,936,755	$36,263,543	$31,460,588	$18,845,971

Investment securities of affiliated issuers, at cost	$21,066,275	$24,448,552	$30,167,313	$26,788,033	$16,252,850

See end of statements of assets and liabilities for footnote.

See notes to financial statements.

American Funds Target Date Retirement Series	29

Financial statements (continued)	unaudited
Statements of assets and liabilities at April 30, 2021 (continued)	(dollars in thousands)

	2015 Fund	2010 Fund
Assets:
Investment securities of affiliated issuers, at value	$5,879,824	$4,308,246
Receivables for:
Sales of investments	4,708	2,147
Sales of fund’s shares	3,106	3,942
Dividends	2,792	2,084
Total assets	5,890,430	4,316,419

Liabilities:
Payables for:
Purchases of investments	2,792	2,084
Repurchases of fund’s shares	7,815	6,105
Services provided by related parties	1,165	800
Trustees’ deferred compensation	42	29
Total liabilities	11,814	9,018
Net assets at April 30, 2021	$5,878,616	$4,307,401

Net assets consist of:
Capital paid in on shares of beneficial interest	$4,820,261	$3,690,939
Total distributable earnings	1,058,355	616,462
Net assets at April 30, 2021	$5,878,616	$4,307,401

Investment securities of affiliated issuers, at cost	$5,014,178	$3,792,273

See end of statements of assets and liabilities for footnote.

See notes to financial statements.

30	American Funds Target Date Retirement Series

Financial statements (continued)	unaudited
Statements of assets and liabilities at April 30, 2021 (continued)	(dollars and shares in thousands, except per-share amounts)

		2065 Fund	2060 Fund	2055 Fund	2050 Fund	2045 Fund
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class A:	Net assets	$28,499	$514,599	$1,007,923	$1,737,433	$1,932,740
	Shares outstanding	1,804	30,220	39,677	85,728	94,076
	Net asset value per share	$15.80	$17.03	$25.40	$20.27	$20.54
Class C:	Net assets	$1,875	$66,978	$93,261	$146,145	$151,162
	Shares outstanding	119	3,995	3,748	7,388	7,528
	Net asset value per share	$15.72	$16.76	$24.88	$19.78	$20.08
Class T:	Net assets	$16	$16	$15	$15	$15
	Shares outstanding	1	1	1	1	1
	Net asset value per share	$15.84	$17.08	$25.43	$20.29	$20.56
Class F-1:	Net assets	$702	$25,093	$49,419	$75,440	$88,518
	Shares outstanding	44	1,473	1,958	3,750	4,340
	Net asset value per share	$15.81	$17.03	$25.24	$20.11	$20.40
Class F-2:	Net assets	$1,069	$44,224	$48,512	$84,090	$107,984
	Shares outstanding	68	2,584	1,908	4,150	5,253
	Net asset value per share	$15.84	$17.12	$25.43	$20.26	$20.56
Class F-3:	Net assets	$74	$2,018	$10,243	$10,403	$9,823
	Shares outstanding	5	118	402	512	477
	Net asset value per share	$15.84	$17.09	$25.47	$20.31	$20.58
Class R-1:	Net assets	$476	$4,476	$9,904	$19,074	$24,694
	Shares outstanding	30	266	400	965	1,232
	Net asset value per share	$15.82	$16.83	$24.74	$19.77	$20.04
Class R-2:	Net assets	$24,416	$272,973	$559,093	$849,950	$1,066,299
	Shares outstanding	1,555	16,290	22,551	42,999	53,389
	Net asset value per share	$15.71	$16.76	$24.79	$19.77	$19.97
Class R-2E:	Net assets	$2,499	$57,874	$127,321	$208,199	$305,636
	Shares outstanding	159	3,432	5,102	10,469	15,155
	Net asset value per share	$15.76	$16.86	$24.96	$19.89	$20.17
Class R-3:	Net assets	$25,467	$328,140	$749,457	$1,278,550	$1,438,950
	Shares outstanding	1,615	19,403	29,863	63,926	71,023
	Net asset value per share	$15.77	$16.91	$25.10	$20.00	$20.26
Class R-4:	Net assets	$14,876	$329,826	$879,926	$1,399,364	$1,613,566
	Shares outstanding	941	19,362	34,703	69,223	78,711
	Net asset value per share	$15.80	$17.03	$25.36	$20.22	$20.50
Class R-5E:	Net assets	$10,641	$183,483	$412,828	$669,751	$821,965
	Shares outstanding	672	10,761	16,299	33,152	40,155
	Net asset value per share	$15.83	$17.05	$25.33	$20.20	$20.47
Class R-5:	Net assets	$4,434	$89,278	$260,270	$399,142	$444,013
	Shares outstanding	280	5,206	10,153	19,509	21,391
	Net asset value per share	$15.84	$17.15	$25.64	$20.46	$20.76
Class R-6:	Net assets	$90,423	$2,920,269	$6,748,799	$11,518,187	$13,324,375
	Shares outstanding	5,707	170,153	262,890	564,857	644,526
	Net asset value per share	$15.84	$17.16	$25.67	$20.39	$20.67

See end of statements of assets and liabilities for footnote.

See notes to financial statements.

American Funds Target Date Retirement Series	31

Financial statements (continued)	unaudited
Statements of assets and liabilities at April 30, 2021 (continued)	(dollars and shares in thousands, except per-share amounts)

		2040 Fund	2035 Fund	2030 Fund	2025 Fund	2020 Fund
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class A:	Net assets	$2,595,640	$2,968,163	$3,791,368	$3,806,040	$2,607,038
	Shares outstanding	129,531	155,176	213,169	235,634	181,332
	Net asset value per share	$20.04	$19.13	$17.79	$16.15	$14.38
Class C:	Net assets	$183,029	$213,230	$253,335	$250,284	$163,507
	Shares outstanding	9,338	11,385	14,552	15,823	11,590
	Net asset value per share	$19.60	$18.73	$17.41	$15.82	$14.11
Class T:	Net assets	$15	$14	$14	$13	$12
	Shares outstanding	1	1	1	1	1
	Net asset value per share	$20.06	$19.14	$17.79	$16.16	$14.38
Class F-1:	Net assets	$144,377	$180,665	$169,556	$114,161	$64,854
	Shares outstanding	7,257	9,509	9,613	7,123	4,542
	Net asset value per share	$19.90	$19.00	$17.64	$16.03	$14.28
Class F-2:	Net assets	$139,184	$190,719	$272,386	$253,266	$168,006
	Shares outstanding	6,947	9,972	15,322	15,692	11,700
	Net asset value per share	$20.03	$19.13	$17.78	$16.14	$14.36
Class F-3:	Net assets	$14,290	$24,952	$30,849	$24,755	$11,920
	Shares outstanding	711	1,302	1,732	1,530	828
	Net asset value per share	$20.08	$19.16	$17.81	$16.18	$14.40
Class R-1:	Net assets	$30,879	$31,803	$44,769	$33,963	$17,037
	Shares outstanding	1,575	1,708	2,558	2,143	1,201
	Net asset value per share	$19.60	$18.62	$17.50	$15.85	$14.18
Class R-2:	Net assets	$1,280,482	$1,554,795	$1,568,378	$1,351,782	$713,270
	Shares outstanding	65,562	83,337	90,320	85,656	50,560
	Net asset value per share	$19.53	$18.66	$17.36	$15.78	$14.11
Class R-2E:	Net assets	$298,303	$405,588	$444,683	$459,308	$229,125
	Shares outstanding	15,154	21,619	25,452	28,953	16,221
	Net asset value per share	$19.68	$18.76	$17.47	$15.86	$14.13
Class R-3:	Net assets	$1,872,548	$2,224,099	$2,629,235	$2,266,255	$1,297,197
	Shares outstanding	94,541	117,713	149,548	141,922	91,048
	Net asset value per share	$19.81	$18.89	$17.58	$15.97	$14.25
Class R-4:	Net assets	$2,101,877	$2,347,572	$2,842,932	$2,436,806	$1,484,226
	Shares outstanding	105,137	123,044	160,182	151,165	103,368
	Net asset value per share	$19.99	$19.08	$17.75	$16.12	$14.36
Class R-5E:	Net assets	$1,024,319	$1,114,579	$1,324,996	$1,207,791	$737,265
	Shares outstanding	51,275	58,423	74,720	74,985	51,456
	Net asset value per share	$19.98	$19.08	$17.73	$16.11	$14.33
Class R-5:	Net assets	$550,163	$628,043	$722,171	$640,698	$358,409
	Shares outstanding	27,192	32,534	40,231	39,326	24,727
	Net asset value per share	$20.23	$19.30	$17.95	$16.29	$14.49
Class R-6:	Net assets	$17,200,781	$19,052,533	$22,168,871	$18,615,466	$10,994,105
	Shares outstanding	853,360	990,985	1,240,392	1,146,041	761,007
	Net asset value per share	$20.16	$19.23	$17.87	$16.24	$14.45

See end of statements of assets and liabilities for footnote.

See notes to financial statements.

32	American Funds Target Date Retirement Series

Financial statements (continued)	unaudited
Statements of assets and liabilities at April 30, 2021 (continued)	(dollars and shares in thousands, except per-share amounts)

		2015 Fund	2010 Fund
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class A:	Net assets	$1,028,436	$644,776
	Shares outstanding	78,855	52,759
	Net asset value per share	$13.04	$12.22
Class C:	Net assets	$46,338	$29,275
	Shares outstanding	3,610	2,433
	Net asset value per share	$12.84	$12.04
Class T:	Net assets	$12	$12
	Shares outstanding	1	1
	Net asset value per share	$13.04	$12.22
Class F-1:	Net assets	$16,871	$9,951
	Shares outstanding	1,302	819
	Net asset value per share	$12.95	$12.16
Class F-2:	Net assets	$54,448	$36,735
	Shares outstanding	4,181	3,011
	Net asset value per share	$13.02	$12.20
Class F-3:	Net assets	$5,374	$6,276
	Shares outstanding	412	513
	Net asset value per share	$13.06	$12.23
Class R-1:	Net assets	$7,857	$1,836
	Shares outstanding	613	150
	Net asset value per share	$12.82	$12.21
Class R-2:	Net assets	$231,123	$107,689
	Shares outstanding	18,018	8,937
	Net asset value per share	$12.83	$12.05
Class R-2E:	Net assets	$76,971	$68,814
	Shares outstanding	6,005	5,725
	Net asset value per share	$12.82	$12.02
Class R-3:	Net assets	$426,130	$278,037
	Shares outstanding	32,944	22,912
	Net asset value per share	$12.94	$12.14
Class R-4:	Net assets	$373,402	$337,056
	Shares outstanding	28,660	27,622
	Net asset value per share	$13.03	$12.20
Class R-5E:	Net assets	$204,932	$157,185
	Shares outstanding	15,780	12,913
	Net asset value per share	$12.99	$12.17
Class R-5:	Net assets	$96,152	$71,649
	Shares outstanding	7,320	5,823
	Net asset value per share	$13.13	$12.30
Class R-6:	Net assets	$3,310,570	$2,558,110
	Shares outstanding	253,131	208,623
	Net asset value per share	$13.08	$12.26

*	Amount less than one thousand.

See notes to financial statements.

American Funds Target Date Retirement Series	33

Financial statements (continued)	unaudited
Statements of operations for the six months ended April 30, 2021	(dollars in thousands)

	2065 Fund		2060 Fund		2055 Fund	2050 Fund	2045 Fund
Investment income:
Income:
Dividends from affiliated issuers	$731		$27,713		$65,398	$112,083	$136,991

Fees and expenses*:
Distribution services	145		3,030		6,610	10,859	12,759
Transfer agent services	57		1,232		2,774	4,545	5,433
Reports to shareholders	1		6		14	24	28
Registration statement and prospectus	129		316		424	530	567
Trustees’ compensation	—	†	7		18	31	35
Auditing and legal	—	†	1		2	3	4
Custodian	4		4		4	5	5
Other	—	†	2		4	6	7
Total fees and expenses before waiver/reimbursements	336		4,598		9,850	16,003	18,838
Less waiver/reimbursements of fees and expenses:
Transfer agent services waiver	—		—	†	—	—	—
Transfer agent services reimbursement	—	†	—		—	—	—
Miscellaneous fee reimbursement	118		—		—	—	—
Total fees and expenses after waiver/reimbursements	218		4,598		9,850	16,003	18,838
Net investment income	513		23,115		55,548	96,080	118,153

Net realized gain and unrealized appreciation:
Net realized gain on sale of investments in affiliated issuers	1,072		79,813		215,440	382,164	493,848
Net realized gain on in-kind redemptions	—		11,584		40,247	46,788	62,607
Capital gain distributions received from affiliated issuers	1,021		51,472		123,277	209,803	247,143
	2,093		142,869		378,964	638,755	803,598
Net unrealized appreciation on investments in affiliated issuers	17,508		716,235		1,664,247	2,818,480	3,175,826
Net realized gain and unrealized appreciation	19,601		859,104		2,043,211	3,457,235	3,979,424

Net increase in net assets resulting from operations	$20,114		$882,219		$2,098,759	$3,553,315	$4,097,577

See end of statements of operations for footnotes.

See notes to financial statements.

34	American Funds Target Date Retirement Series

Financial statements (continued)	unaudited
Statements of operations for the six months ended April 30, 2021 (continued)	(dollars in thousands)

	2040 Fund	2035 Fund	2030 Fund	2025 Fund	2020 Fund
Investment income:
Income:
Dividends from affiliated issuers	$186,156	$224,586	$292,126	$280,096	$215,011

Fees and expenses*:
Distribution services	16,238	19,159	22,387	20,756	12,795
Transfer agent services	6,848	8,066	9,340	8,481	5,155
Reports to shareholders	35	40	48	43	27
Registration statement and prospectus	621	695	790	674	315
Trustees’ compensation	45	51	61	54	34
Auditing and legal	5	2	2	2	—
Custodian	6	6	6	6	5
Other	10	11	13	11	7
Total fees and expenses before waiver/reimbursements	23,808	28,030	32,647	30,027	18,338
Less waiver/reimbursements of fees and expenses:
Transfer agent services waiver	—	—	—	—	—
Transfer agent services reimbursement	—	—	—	—	—
Miscellaneous fee reimbursement	—	—	—	—	—
Total fees and expenses after waiver/reimbursements	23,808	28,030	32,647	30,027	18,338
Net investment income	162,348	196,556	259,479	250,069	196,673

Net realized gain and unrealized appreciation:
Net realized gain on sale of investments in affiliated issuers	720,700	940,262	1,565,361	1,251,867	692,159
Net realized gain on in-kind redemptions	65,818	77,689	62,513	52,083	19,903
Capital gain distributions received from affiliated issuers	322,452	375,740	453,913	421,960	228,893
	1,108,970	1,393,691	2,081,787	1,725,910	940,955
Net unrealized appreciation on investments in affiliated issuers	3,905,478	3,814,689	3,059,127	2,107,599	1,113,969
Net realized gain and unrealized appreciation	5,014,448	5,208,380	5,140,914	3,833,509	2,054,924

Net increase in net assets resulting from operations	$5,176,796	$5,404,936	$5,400,393	$4,083,578	$2,251,597

See end of statements of operations for footnotes.

See notes to financial statements.

American Funds Target Date Retirement Series	35

Financial statements (continued)	unaudited
Statements of operations for the six months ended April 30, 2021 (continued)	(dollars in thousands)

	2015 Fund	2010 Fund
Investment income:
Income:
Dividends from affiliated issuers	$70,604	$49,444

Fees and expenses*:
Distribution services	4,215	2,733
Transfer agent services	1,677	1,082
Reports to shareholders	9	7
Registration statement and prospectus	199	194
Trustees’ compensation	11	7
Auditing and legal	—	—
Custodian	4	4
Other	—	—
Total fees and expenses before waiver/reimbursements	6,115	4,027
Less waiver/reimbursements of fees and expenses:
Transfer agent services waiver	—	—
Transfer agent services reimbursement	—	—
Miscellaneous fee reimbursement	—	—
Total fees and expenses after waiver/reimbursements	6,115	4,027
Net investment income	64,489	45,417

Net realized gain and unrealized appreciation:
Net realized gain on sale of investments in affiliated issuers	143,178	68,646
Net realized gain on in-kind redemptions	4,286	2,978
Capital gain distributions received from affiliated issuers	61,787	45,415
	209,251	117,039
Net unrealized appreciation on investments in affiliated issuers	412,647	283,916
Net realized gain and unrealized appreciation	621,898	400,955

Net increase in net assets resulting from operations	$686,387	$446,372

*	Additional information related to class-specific fees and expenses is included in the notes to financial statements.
†	Amount less than one thousand.

See notes to financial statements.

36	American Funds Target Date Retirement Series

Financial statements (continued)
Statements of changes in net assets	(dollars in thousands)

	2065 Fund		2060 Fund		2055 Fund
	Six months ended April 30, 2021*	Period ended October 31, 2020†	Six months ended April 30, 2021*	Year ended October 31, 2020	Six months ended April 30, 2021*	Year ended October 31, 2020
Operations:
Net investment income	$513	$85	$23,115	$33,685	$55,548	$91,884
Net realized gain (loss)	2,093	(90)	142,869	89,047	378,964	238,294
Net unrealized appreciation	17,508	1,269	716,235	136,384	1,664,247	312,316
Net increase in net assets resulting from operations	20,114	1,264	882,219	259,116	2,098,759	642,494

Distributions paid to shareholders	(476)	—	(101,777)	(74,383)	(279,623)	(249,659)

Net capital share transactions	142,278	42,287	764,004	1,096,348	1,114,384	1,775,663

Total increase in net assets	161,916	43,551	1,544,446	1,281,081	2,933,520	2,168,498

Net assets:
Beginning of period	43,551	—	3,294,801	2,013,720	8,023,451	5,854,953
End of period	$205,467	$43,551	$4,839,247	$3,294,801	$10,956,971	$8,023,451

	2050 Fund		2045 Fund		2040 Fund
	Six months ended April 30, 2021*	Year ended October 31, 2020	Six months ended April 30, 2021*	Year ended October 31, 2020	Six months ended April 30, 2021*	Year ended October 31, 2020
Operations:
Net investment income	$96,080	$165,369	$118,153	$204,215	$162,348	$283,366
Net realized gain (loss)	638,755	495,557	803,598	535,556	1,108,970	776,368
Net unrealized appreciation	2,818,480	463,702	3,175,826	559,970	3,905,478	610,547
Net increase in net assets resulting from operations	3,553,315	1,124,628	4,097,577	1,299,741	5,176,796	1,670,281

Distributions paid to shareholders	(499,776)	(485,010)	(592,874)	(585,197)	(786,144)	(796,762)

Net capital share transactions	1,647,688	2,280,231	1,733,655	2,513,513	2,214,753	2,565,878

Total increase in net assets	4,701,227	2,919,849	5,238,358	3,228,057	6,605,405	3,439,397

Net assets:
Beginning of period	13,694,516	10,774,667	16,091,382	12,863,325	20,830,482	17,391,085
End of period	$18,395,743	$13,694,516	$21,329,740	$16,091,382	$27,435,887	$20,830,482

See end of statements of changes in net assets for footnotes.

See notes to financial statements.

American Funds Target Date Retirement Series	37

Financial statements (continued)
Statements of changes in net assets (continued)	(dollars in thousands)

	2035 Fund		2030 Fund		2025 Fund
	Six months ended April 30, 2021*	Year ended October 31, 2020	Six months ended April 30, 2021*	Year ended October 31, 2020	Six months ended April 30, 2021*	Year ended October 31, 2020
Operations:
Net investment income	$196,556	$335,716	$259,479	$452,902	$250,069	$436,040
Net realized gain (loss)	1,393,691	821,209	2,081,787	883,357	1,725,910	628,113
Net unrealized appreciation	3,814,689	679,255	3,059,127	634,495	2,107,599	626,366
Net increase in net assets resulting from operations	5,404,936	1,836,180	5,400,393	1,970,754	4,083,578	1,690,519

Distributions paid to shareholders	(958,698)	(895,776)	(1,160,646)	(1,045,635)	(1,028,607)	(888,660)

Net capital share transactions	2,616,949	3,001,867	3,001,397	3,199,948	2,178,192	2,583,686

Total increase in net assets	7,063,187	3,942,271	7,241,144	4,125,067	5,233,163	3,385,545

Net assets:
Beginning of period	23,873,568	19,931,297	29,022,399	24,897,332	26,227,425	22,841,880
End of period	$30,936,755	$23,873,568	$36,263,543	$29,022,399	$31,460,588	$26,227,425

	2020 Fund		2015 Fund		2010 Fund
	Six months ended April 30, 2021*	Year ended October 31, 2020	Six months ended April 30, 2021*	Year ended October 31, 2020	Six months ended April 30, 2021*	Year ended October 31, 2020
Operations:
Net investment income	$196,673	$373,107	$64,489	$126,041	$45,417	$86,394
Net realized gain (loss)	940,955	402,219	209,251	99,065	117,039	62,857
Net unrealized appreciation	1,113,969	74,580	412,647	(3,949)	283,916	9,337
Net increase in net assets resulting from operations	2,251,597	849,906	686,387	221,157	446,372	158,588

Distributions paid to shareholders	(750,962)	(667,464)	(226,836)	(218,058)	(152,769)	(127,841)

Net capital share transactions	539,328	342,461	121,105	23,706	180,148	251,032

Total increase in net assets	2,039,963	524,903	580,656	26,805	473,751	281,779

Net assets:
Beginning of period	16,806,008	16,281,105	5,297,960	5,271,155	3,833,650	3,551,871
End of period	$18,845,971	$16,806,008	$5,878,616	$5,297,960	$4,307,401	$3,833,650

*	Unaudited.
†	For the period March 27, 2020, commencement of operations, through October 31, 2020.

See notes to financial statements.

38	American Funds Target Date Retirement Series

Notes to financial statements	unaudited

1.	Organization

American Funds Target Date Retirement Series (the “series”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The series consists of 12 funds (the “funds”) — American Funds 2065 Target Date Retirement Fund (“2065 Fund”), American Funds 2060 Target Date Retirement Fund (“2060 Fund”), American Funds 2055 Target Date Retirement Fund (“2055 Fund”), American Funds 2050 Target Date Retirement Fund (“2050 Fund”), American Funds 2045 Target Date Retirement Fund (“2045 Fund”), American Funds 2040 Target Date Retirement Fund (“2040 Fund”), American Funds 2035 Target Date Retirement Fund (“2035 Fund”), American Funds 2030 Target Date Retirement Fund (“2030 Fund”), American Funds 2025 Target Date Retirement Fund (“2025 Fund”), American Funds 2020 Target Date Retirement Fund (“2020 Fund”), American Funds 2015 Target Date Retirement Fund (“2015 Fund”) and American Funds 2010 Target Date Retirement Fund (“2010 Fund”). The assets of each fund are segregated, with each fund accounted for separately.

Each fund in the series is designed for investors who plan to retire in, or close to, the year designated in the fund’s name. Depending on its proximity to its target date, each fund seeks to achieve the following objectives to varying degrees: growth, income and conservation of capital. As each fund approaches and passes its target date, it will increasingly emphasize income and conservation of capital by investing a greater portion of its assets in fixed income, equity-income and balanced funds. Each fund will attempt to achieve its investment objectives by investing in a mix of American Funds (the “underlying funds”) in different combinations and weightings. Capital Research and Management Company (“CRMC”), the series’ investment adviser, is also the investment adviser of the underlying funds.

Each fund in the series has 14 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The eight retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The funds’ share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class A	Up to 5.75%	None (except 1% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class A after eight years
Class T*	Up to 2.50%	None	None
Classes F-1, F-2 and F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None

*Class T shares of each fund are not available for purchase.

Holders of all share classes of each fund have equal pro rata rights to the assets, dividends and liquidation proceeds of each fund held. Each share class of each fund has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution and transfer agent services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class of each fund.

2.	Significant accounting policies

Each fund in the series is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. Each fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the series’ investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The funds follow the significant accounting policies in this section, as well as the valuation policies described in the next section on valuation.

American Funds Target Date Retirement Series	39

Security transactions and related investment income — Security transactions are recorded by the funds as of the date the trades are executed. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. Dividend income is recognized on the ex-dividend date.

Fees and expenses — The fees and expenses of the underlying funds are not included in the fees and expenses reported for each of the funds; however, they are indirectly reflected in the valuation of each of the underlying funds. These fees are included in the net effective expense ratios that are provided as supplementary information in the financial highlights tables.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes of each fund based on their relative net assets. Class-specific fees and expenses, such as distribution and transfer agent services, are charged directly to the respective share class of each fund.

Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on each fund’s ex-dividend date.

In-kind redemptions — The funds normally redeem shares in cash; however, under certain conditions and circumstances, payment of the redemption price wholly or partly with portfolio securities or other fund assets may be permitted. A redemption of shares in-kind is based upon the closing value of the shares being redeemed as of the trade date. Realized gains/losses resulting from redemptions of shares in-kind are reflected separately in each fund’s statement of operations.

3.	Valuation

Security valuation — The net asset value of each share class of each fund is calculated based on the reported net asset values of the underlying funds in which each fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. The net asset value per share of each fund and each underlying fund is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.

Processes and structure — The series’ board of trustees has delegated authority to the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The series’ investment adviser classifies each fund’s assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. At April 30, 2021, all of the investment securities held by each fund were classified as Level 1.

4.	Risk factors

Investing in the funds may involve certain risks including, but not limited to, those described below.

Allocation risk — Investments in each fund are subject to risks related to the investment adviser’s allocation choices. The selection of the underlying funds and the allocation of each fund’s assets could cause the funds to lose value or their results to lag relevant benchmarks or other funds with similar objectives. For investors who are close to or in retirement, each fund’s equity exposure may result in investment volatility that could reduce an investor’s available retirement assets at a time when the investor has a need to withdraw funds. For investors who are farther from retirement, there is a risk each fund may invest too much in investments designed to ensure capital conservation and current income, which may prevent the investor from meeting his or her retirement goals.

40	American Funds Target Date Retirement Series

Fund structure — Each fund invests in underlying funds and incurs expenses related to the underlying funds. In addition, investors in each fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying funds directly and in the same proportions as each fund would incur lower overall expenses but would not receive the benefit of the portfolio management and other services provided by each fund. Additionally, in accordance with an exemption under the Investment Company Act of 1940, as amended, the investment adviser considers only proprietary funds when selecting underlying investment options and allocations. This means that each fund’s investment adviser did not, nor does it expect to, consider any unaffiliated funds as underlying investment options for each fund. This strategy could raise certain conflicts of interest when choosing underlying investments for each fund, including the selection of funds that result in greater compensation to the adviser or funds with relatively lower historical investment results. The investment adviser has policies and procedures designed to mitigate material conflicts of interest that may arise in connection with its management of each fund.

Underlying fund risks — Because each fund’s investments consist of underlying funds, each fund’s risks are directly related to the risks of the underlying funds. For this reason, it is important to understand the risks associated with investing in the underlying funds, as described below.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the underlying funds may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the underlying funds invest in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the underlying funds’ investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the underlying funds may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by an underlying fund may be affected by factors such as the interest rates, maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the underlying funds’ securities could cause the value of the underlying funds’ shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The underlying funds’ investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks. These risks will be more significant as the fund approaches and passes its target date because a greater proportion of the fund’s assets will consist of underlying funds that primarily invest in bonds.

American Funds Target Date Retirement Series	41

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in lower quality, higher yielding debt securities rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined by the investment adviser to be of equivalent quality, which securities are sometimes referred to as “junk bonds.”

Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation-linked bonds may also reduce an underlying fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to the underlying fund.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and an underlying fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in an underlying fund having to reinvest the proceeds in lower yielding securities, effectively reducing the underlying fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing an underlying fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the underlying fund to losses in excess of its initial investment. Derivatives may be difficult to value, difficult for the underlying fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The underlying fund’s use of derivatives may result in losses to the underlying fund, and investing in derivatives may reduce the underlying fund’s returns and increase the underlying fund’s price volatility. The underlying fund’s counterparty to a derivative transaction (including, if applicable, the underlying fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the underlying fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses.

42	American Funds Target Date Retirement Series

Interest rate risk — The values and liquidity of the securities held by the underlying fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. The underlying fund may invest in variable and floating rate securities. When the underlying fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of the fund’s shares. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as market interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, the underlying fund may not be able to maintain a positive yield and, given the current low interest rate environment, risks associated with rising rates are currently heightened.

Liquidity risk — Certain underlying fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the underlying fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

Investing in stocks — Investing in stocks may involve larger price swings and greater potential for loss than other types of investments. As a result, the value of the underlying funds may be subject to sharp declines in value. Income provided by an underlying fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the underlying fund invests. These risks may be even greater in the case of smaller capitalization stocks. As the fund nears its target date, a decreasing proportion of the fund’s assets will be invested in underlying funds that invest primarily in stocks. Accordingly, these risks are expected to be more significant the further the fund is removed from its target date and are expected to lessen as the fund approaches its target date.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by an underlying fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Management — The investment adviser to each fund and to the underlying funds actively manages each underlying fund’s investments. Consequently, the underlying funds are subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause an underlying fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5.	Taxation and distributions

Federal income taxation — Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and each intends to distribute substantially all of its net taxable income and net capital gains each year. The funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended April 30, 2021, none of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in their respective statements of operations. During the period, none of the funds incurred any significant interest or penalties.

Each fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.

American Funds Target Date Retirement Series	43

Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses, cost of investments sold and capital losses related to sales of certain securities within 30 days of purchase. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes.

Additional tax basis disclosures for each fund are as follows (dollars in thousands):

	2065 Fund	2060 Fund	2055 Fund	2050 Fund	2045 Fund	2040 Fund
As of October 31, 2020
Undistributed ordinary income	$70	$6,418	$19,637	$33,903	$50,584	$71,791
Undistributed long-term capital gains	43	75,901	213,142	385,671	444,825	577,521
As of April 30, 2021
Gross unrealized appreciation on investments	18,941	951,941	2,408,503	4,309,395	4,964,434	6,379,578
Gross unrealized depreciation on investments	(296)	(3,206)	(5,055)	(7,175)	(7,055)	(16,890)
Net unrealized appreciation on investments	18,645	948,735	2,403,448	4,302,220	4,957,379	6,362,688
Cost of investments	186,876	3,891,349	8,555,578	14,097,099	16,376,379	21,077,595

	2035 Fund	2030 Fund	2025 Fund	2020 Fund	2015 Fund	2010 Fund
As of October 31, 2020
Undistributed ordinary income	$95,934	$175,218	$191,557	$185,506	$68,252	$47,334
Undistributed long-term capital gains	669,462	688,493	527,811	338,202	86,443	52,097
As of April 30, 2021
Gross unrealized appreciation on investments	6,503,462	6,110,600	4,668,194	2,584,622	861,070	509,924
Gross unrealized depreciation on investments	(22,608)	(17,465)	(2,586)	—	(294)	—
Net unrealized appreciation on investments	6,480,854	6,093,135	4,665,608	2,584,622	860,776	509,924
Cost of investments	24,461,393	30,177,220	26,801,578	16,265,038	5,019,048	3,798,322

No distributions were paid to shareholders of the 2065 Fund during the period March 27, 2020, commencement of operations, through October 31, 2020. Distributions paid by each fund were characterized for tax purposes as follows (dollars in thousands):

2065 Fund

	Six months ended April 30, 2021
Share class	Ordinary income		Long-term capital gains		Total distributions paid
Class A	$61		$6		$67
Class C	3		1		4
Class T	—	*	—	*	—	*
Class F-1	2		—	*	2
Class F-2	3		—	*	3
Class F-3	—	*	—	*	—	*
Class R-1	—	*	—	*	—	*
Class R-2	47		7		54
Class R-2E	4		1		5
Class R-3	51		7		58
Class R-4	39		4		43
Class R-5E	24		2		26
Class R-5	13		1		14
Class R-6	185		15		200
Total	$432		$44		$476

See end of tables for footnote.

44	American Funds Target Date Retirement Series

2060 Fund

	Six months ended April 30, 2021						Year ended October 31, 2020
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains		Total distributions paid
Class A	$2,449		$8,452		$10,901		$1,935		$6,421		$8,356
Class C	—		1,137		1,137		65		950		1,015
Class T	—	*	—	*	—	*	—	*	—	*	—	*
Class F-1	110		367		477		75		248		323
Class F-2	261		661		922		181		466		647
Class F-3	12		28		40		11		27		38
Class R-1	3		71		74		1		35		36
Class R-2	—		4,781		4,781		263		4,073		4,336
Class R-2E	111		939		1,050		127		740		867
Class R-3	944		5,449		6,393		926		4,334		5,260
Class R-4	1,388		5,352		6,740		1,628		5,294		6,922
Class R-5E	1,031		2,758		3,789		660		1,779		2,439
Class R-5	604		1,488		2,092		523		1,317		1,840
Class R-6	18,953		44,428		63,381		12,420		29,884		42,304
Total	$25,866		$75,911		$101,777		$18,815		$55,568		$74,383

2055 Fund

	Six months ended April 30, 2021						Year ended October 31, 2020
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains	Total distributions paid
Class A	$5,403		$20,288		$25,691		$5,015		$19,032	$24,047
Class C	18		1,949		1,967		115		1,920	2,035
Class T	—	*	—	*	—	*	—	*	1	1
Class F-1	258		957		1,215		192		750	942
Class F-2	318		894		1,212		267		789	1,056
Class F-3	71		185		256		65		180	245
Class R-1	17		194		211		4		138	142
Class R-2	—	*	11,989		11,989		565		12,485	13,050
Class R-2E	273		2,598		2,871		388		2,523	2,911
Class R-3	2,342		15,380		17,722		2,768		15,721	18,489
Class R-4	4,195		17,776		21,971		5,607		21,367	26,974
Class R-5E	2,708		8,070		10,778		1,979		6,243	8,222
Class R-5	1,970		5,405		7,375		2,323		6,766	9,089
Class R-6	48,875		127,490		176,365		37,688		104,768	142,456
Total	$66,448		$213,175		$279,623		$56,976		$192,683	$249,659

See end of tables for footnote.

American Funds Target Date Retirement Series	45

2050 Fund

	Six months ended April 30, 2021						Year ended October 31, 2020
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains		Total distributions paid
Class A	$9,512		$37,811		$47,323		$9,862		$38,250		$48,112
Class C	35		3,293		3,328		223		3,250		3,473
Class T	—	*	—	*	—	*	—	*	—	*	—	*
Class F-1	373		1,469		1,842		305		1,204		1,509
Class F-2	579		1,728		2,307		506		1,545		2,051
Class F-3	54		149		203		103		295		398
Class R-1	8		438		446		7		415		422
Class R-2	—	*	19,760		19,760		1,106		21,047		22,153
Class R-2E	434		4,636		5,070		667		4,740		5,407
Class R-3	4,055		28,850		32,905		5,406		31,130		36,536
Class R-4	6,772		30,614		37,386		9,931		38,764		48,695
Class R-5E	4,578		14,540		19,118		3,900		12,584		16,484
Class R-5	3,047		8,867		11,914		4,038		12,081		16,119
Class R-6	84,601		233,573		318,174		73,578		210,073		283,651
Total	$114,048		$385,728		$499,776		$109,632		$375,378		$485,010

2045 Fund

	Six months ended April 30, 2021						Year ended October 31, 2020
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains		Total distributions paid
Class A	$11,986		$41,717		$53,703		$12,409		$42,869		$55,278
Class C	142		3,377		3,519		326		3,439		3,765
Class T	—	*	—	*	—	*	—	*	—	*	—	*
Class F-1	499		1,714		2,213		417		1,464		1,881
Class F-2	818		2,187		3,005		751		2,084		2,835
Class F-3	63		157		220		42		110		152
Class R-1	35		543		578		29		438		467
Class R-2	707		24,510		25,217		2,104		27,320		29,424
Class R-2E	852		6,770		7,622		1,223		7,292		8,515
Class R-3	5,584		31,946		37,530		7,180		35,452		42,632
Class R-4	8,845		34,744		43,589		13,257		46,451		59,708
Class R-5E	6,144		17,332		23,476		5,092		15,076		20,168
Class R-5	3,770		9,826		13,596		4,828		13,234		18,062
Class R-6	108,592		270,014		378,606		94,520		247,790		342,310
Total	$148,037		$444,837		$592,874		$142,178		$443,019		$585,197

See end of tables for footnote.

46	American Funds Target Date Retirement Series

2040 Fund

	Six months ended April 30, 2021						Year ended October 31, 2020
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains		Total distributions paid
Class A	$17,672		$56,247		$73,919		$18,092		$58,943		$77,035
Class C	267		4,099		4,366		484		4,317		4,801
Class T	—	*	—	*	—	*	—	*	—	*	—	*
Class F-1	928		2,932		3,860		767		2,504		3,271
Class F-2	1,119		2,794		3,913		1,016		2,671		3,687
Class F-3	110		258		368		53		132		185
Class R-1	46		681		727		45		693		738
Class R-2	1,615		29,802		31,417		3,016		33,211		36,227
Class R-2E	1,002		6,734		7,736		1,408		7,481		8,889
Class R-3	8,432		42,088		50,520		10,220		46,828		57,048
Class R-4	13,124		45,785		58,909		18,065		59,472		77,537
Class R-5E	8,458		22,291		30,749		7,515		21,042		28,557
Class R-5	5,053		12,329		17,382		6,557		16,999		23,556
Class R-6	150,706		351,572		502,278		136,326		338,905		475,231
Total	$208,532		$577,612		$786,144		$203,564		$593,198		$796,762

2035 Fund

	Six months ended April 30, 2021						Year ended October 31, 2020
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains		Total distributions paid
Class A	$25,284		$65,550		$90,834		$23,372		$65,301		$88,673
Class C	689		4,904		5,593		702		4,823		5,525
Class T	—	*	—	*	—	*	—	*	—	*	—	*
Class F-1	1,464		3,726		5,190		1,050		2,949		3,999
Class F-2	1,861		3,925		5,786		1,490		3,430		4,920
Class F-3	229		457		686		219		479		698
Class R-1	121		707		828		77		637		714
Class R-2	4,731		37,046		41,777		5,254		39,569		44,823
Class R-2E	2,159		9,458		11,617		2,251		9,657		11,908
Class R-3	14,211		51,352		65,563		14,180		53,467		67,647
Class R-4	18,767		52,231		70,998		23,257		65,465		88,722
Class R-5E	11,050		24,293		35,343		8,425		20,817		29,242
Class R-5	6,934		14,329		21,263		7,769		17,607		25,376
Class R-6	201,663		401,557		603,220		164,611		358,918		523,529
Total	$289,163		$669,535		$958,698		$252,657		$643,119		$895,776

See end of tables for footnote.

American Funds Target Date Retirement Series	47

2030 Fund

	Six months ended April 30, 2021						Year ended October 31, 2020
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains		Total distributions paid
Class A	$45,480		$72,481		$117,961		$36,681		$71,802		$108,483
Class C	1,683		5,097		6,780		1,364		5,117		6,481
Class T	—	*	—	*	—	*	—	*	—	*	—	*
Class F-1	2,088		3,280		5,368		1,338		2,620		3,958
Class F-2	3,678		5,001		8,679		2,536		4,161		6,697
Class F-3	373		486		859		284		444		728
Class R-1	280		823		1,103		171		805		976
Class R-2	10,466		32,974		43,440		8,745		35,648		44,393
Class R-2E	4,010		8,956		12,966		3,257		8,884		12,141
Class R-3	26,779		53,515		80,294		22,551		55,928		78,479
Class R-4	33,480		55,644		89,124		34,880		68,074		102,954
Class R-5E	18,711		26,375		45,086		13,622		23,678		37,300
Class R-5	10,759		14,441		25,200		10,841		17,585		28,426
Class R-6	314,245		409,541		723,786		239,324		375,295		614,619
Total	$472,032		$688,614		$1,160,646		$375,594		$670,041		$1,045,635

2025 Fund

	Six months ended April 30, 2021						Year ended October 31, 2020
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains		Total distributions paid
Class A	$56,200		$63,529		$119,729		$41,884		$62,282		$104,166
Class C	2,355		4,399		6,754		1,645		4,391		6,036
Class T	—	*	—	*	—	*	—	*	—	*	—	*
Class F-1	1,822		2,019		3,841		946		1,425		2,371
Class F-2	4,221		4,181		8,402		2,916		3,688		6,604
Class F-3	367		350		717		231		280		511
Class R-1	322		601		923		207		635		842
Class R-2	12,765		24,832		37,597		9,469		27,081		36,550
Class R-2E	5,395		8,248		13,643		4,284		8,732		13,016
Class R-3	29,801		40,682		70,483		23,479		42,959		66,438
Class R-4	36,484		42,835		79,319		35,758		53,021		88,779
Class R-5E	20,060		20,410		40,470		13,003		17,511		30,514
Class R-5	11,755		11,496		23,251		11,120		13,898		25,018
Class R-6	319,088		304,390		623,478		229,550		278,265		507,815
Total	$500,635		$527,972		$1,028,607		$374,492		$514,168		$888,660

See end of tables for footnote.

48	American Funds Target Date Retirement Series

2020 Fund

	Six months ended April 30, 2021						Year ended October 31, 2020
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains		Total distributions paid
Class A	$54,388		$47,128		$101,516		$41,289		$46,193		$87,482
Class C	2,449		3,063		5,512		1,756		3,110		4,866
Class T	—	*	—	*	—	*	—	*	—	*	—	*
Class F-1	1,378		1,195		2,573		938		1,055		1,993
Class F-2	3,565		2,781		6,346		2,573		2,526		5,099
Class F-3	288		217		505		181		172		353
Class R-1	233		319		552		193		371		564
Class R-2	10,879		13,996		24,875		8,218		15,485		23,703
Class R-2E	4,102		4,470		8,572		3,415		4,820		8,235
Class R-3	24,706		25,003		49,709		20,866		27,939		48,805
Class R-4	31,819		28,272		60,091		30,974		34,911		65,885
Class R-5E	17,160		13,697		30,857		12,059		12,525		24,584
Class R-5	8,673		6,701		15,374		8,952		8,714		17,666
Class R-6	253,075		191,405		444,480		194,268		183,961		378,229
Total	$412,715		$338,247		$750,962		$325,682		$341,782		$667,464

2015 Fund

	Six months ended April 30, 2021						Year ended October 31, 2020
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains		Total distributions paid
Class A	$24,128		$15,555		$39,683		$19,687		$19,346		$39,033
Class C	769		716		1,485		616		938		1,554
Class T	—	*	—	*	—	*	—	*	—	*	—	*
Class F-1	393		255		648		279		275		554
Class F-2	1,365		800		2,165		1,044		908		1,952
Class F-3	91		52		143		101		85		186
Class R-1	132		129		261		121		190		311
Class R-2	3,878		3,642		7,520		3,197		5,104		8,301
Class R-2E	1,607		1,290		2,897		1,362		1,728		3,090
Class R-3	9,320		6,898		16,218		7,653		8,980		16,633
Class R-4	8,467		5,618		14,085		8,691		8,622		17,313
Class R-5E	5,296		3,161		8,457		3,464		3,200		6,664
Class R-5	2,577		1,495		4,072		2,579		2,223		4,802
Class R-6	82,352		46,850		129,202		63,941		53,724		117,665
Total	$140,375		$86,461		$226,836		$112,735		$105,323		$218,058

See end of tables for footnote.

American Funds Target Date Retirement Series	49

2010 Fund

	Six months ended April 30, 2021						Year ended October 31, 2020
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains		Total distributions paid
Class A	$14,685		$8,047		$22,732		$11,415		$8,060		$19,475
Class C	455		360		815		396		410		806
Class T	—	*	—	*	—	*	—	*	—	*	—	*
Class F-1	220		122		342		166		117		283
Class F-2	866		431		1,297		559		349		908
Class F-3	151		73		224		78		47		125
Class R-1	36		27		63		21		27		48
Class R-2	1,798		1,422		3,220		1,361		1,556		2,917
Class R-2E	1,216		819		2,035		921		811		1,732
Class R-3	5,903		3,759		9,662		5,133		4,260		9,393
Class R-4	7,689		4,249		11,938		6,336		4,504		10,840
Class R-5E	3,756		1,903		5,659		2,392		1,562		3,954
Class R-5	1,863		919		2,782		1,829		1,134		2,963
Class R-6	62,023		29,977		92,000		46,403		27,994		74,397
Total	$100,661		$52,108		$152,769		$77,010		$50,831		$127,841

*Amount less than one thousand.

6.	Fees and transactions with related parties

CRMC, the series’ investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the series’ shares, and American Funds Service Company® (“AFS”), the series’ transfer agent. CRMC, AFD and AFS are considered related parties to the series.

Investment advisory services — The series has an investment advisory and service agreement with CRMC. CRMC receives fees from the underlying funds for investment advisory services. These fees are included in the net effective expense ratios that are provided as supplementary information in each fund’s financial highlights tables.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The series has plans of distribution for all share classes of each fund, except Class F-2, F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Classes C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Class R-3	0.50	0.75
Classes T, F-1 and R-4	0.25	0.50

For Class A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. This share class reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit is not exceeded. As of April 30, 2021, unreimbursed expenses subject to reimbursement totaled $1,000 for 2065 Fund Class A shares. There were no unreimbursed expenses subject to reimbursement on any other funds.

50	American Funds Target Date Retirement Series

Transfer agent services — The series has a shareholder services agreement with AFS under which the funds compensate AFS for providing transfer agent services to all of the funds’ share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the funds reimburse AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders. For the six months ended April 30, 2021, AFS waived transfer agent services fees of less than $1,000 total for 2060 Fund Class F-3 shares, and CRMC reimbursed transfer agent services fees of less than $1,000 total for all 2065 Fund share classes. Neither AFS nor CRMC intend to recoup the waiver or reimbursements.

Administrative services — The series has an administrative services agreement with CRMC under which each fund compensates CRMC for providing administrative services to the series. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the series and market developments that impact underlying fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides each underlying fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets for Class R-6 shares. CRMC receives administrative services fees at the annual rate of 0.03% of the average daily net assets of the Class R-6 shares of each underlying fund for CRMC’s provision of administrative services. These fees are included in the net effective expense ratios that are provided as supplementary information in the financial highlights tables.

Class-specific expenses under the distribution services and transfer agent services agreements for the six months ended April 30, 2021, were as follows (dollars in thousands):

2065 Fund
Share class	Distribution services		Transfer agent services
Class A	$24		$6
Class C	5		—	*
Class T	—		—	*
Class F-1	1		—	*
Class F-2	Not applicable		—	*
Class F-3	Not applicable		—	*
Class R-1	—	*	—	*
Class R-2	59		27
Class R-2E	4		1
Class R-3	41		12
Class R-4	11		5
Class R-5E	Not applicable		5
Class R-5	Not applicable		1
Class R-6	Not applicable		—	*
Total class-specific expenses	$145		$57

2060 Fund

Share class	Distribution services		Transfer agent services
Class A	$542		$174
Class C	293		24
Class T	—		—	*
Class F-1	25		11
Class F-2	Not applicable		15
Class F-3	Not applicable		—	*
Class R-1	19		2
Class R-2	915		430
Class R-2E	148		50
Class R-3	715		220
Class R-4	373		154
Class R-5E	Not applicable		113
Class R-5	Not applicable		21
Class R-6	Not applicable		18
Total class-specific expenses	$3,030		$1,232

2055 Fund

Share class	Distribution services		Transfer agent services
Class A	$1,121		$352
Class C	416		34
Class T	—		—	*
Class F-1	54		24
Class F-2	Not applicable		17
Class F-3	Not applicable		—	*
Class R-1	42		5
Class R-2	1,919		902
Class R-2E	342		116
Class R-3	1,688		520
Class R-4	1,028		425
Class R-5E	Not applicable		273
Class R-5	Not applicable		63
Class R-6	Not applicable		43
Total class-specific expenses	$6,610		$2,774

2050 Fund

Share class	Distribution services		Transfer agent services
Class A	$1,921		$616
Class C	658		54
Class T	—		—	*
Class F-1	80		35
Class F-2	Not applicable		31
Class F-3	Not applicable		—	*
Class R-1	86		10
Class R-2	2,961		1,393
Class R-2E	569		193
Class R-3	2,929		903
Class R-4	1,655		686
Class R-5E	Not applicable		453
Class R-5	Not applicable		97
Class R-6	Not applicable		74
Total class-specific expenses	$10,859		$4,545

See end of tables for footnote.

American Funds Target Date Retirement Series	51

2045 Fund
Share class	Distribution services	Transfer agent services
Class A	$2,112	$690
Class C	683	56
Class T	—	—	*
Class F-1	92	41
Class F-2	Not applicable	40
Class F-3	Not applicable	—	*
Class R-1	110	13
Class R-2	3,710	1,746
Class R-2E	837	285
Class R-3	3,297	1,016
Class R-4	1,918	796
Class R-5E	Not applicable	555
Class R-5	Not applicable	109
Class R-6	Not applicable	86
Total class-specific expenses	$12,759	$5,433

2040 Fund

Share class	Distribution services	Transfer agent services
Class A	$2,978	$930
Class C	825	68
Class T	—	—	*
Class F-1	157	70
Class F-2	Not applicable	50
Class F-3	Not applicable	—	*
Class R-1	139	16
Class R-2	4,489	2,113
Class R-2E	827	281
Class R-3	4,330	1,336
Class R-4	2,493	1,036
Class R-5E	Not applicable	700
Class R-5	Not applicable	136
Class R-6	Not applicable	112
Total class-specific expenses	$16,238	$6,848

2035 Fund

Share class	Distribution services	Transfer agent services
Class A	$3,312	$1,065
Class C	968	79
Class T	—	—	*
Class F-1	195	87
Class F-2	Not applicable	69
Class F-3	Not applicable	—	*
Class R-1	141	17
Class R-2	5,468	2,576
Class R-2E	1,128	384
Class R-3	5,158	1,591
Class R-4	2,789	1,159
Class R-5E	Not applicable	760
Class R-5	Not applicable	154
Class R-6	Not applicable	125
Total class-specific expenses	$19,159	$8,066

2030 Fund

Share class	Distribution services	Transfer agent services
Class A	$4,366	$1,369
Class C	1,165	96
Class T	—	—	*
Class F-1	193	87
Class F-2	Not applicable	101
Class F-3	Not applicable	—	*
Class R-1	194	23
Class R-2	5,632	2,655
Class R-2E	1,247	425
Class R-3	6,198	1,915
Class R-4	3,392	1,412
Class R-5E	Not applicable	928
Class R-5	Not applicable	181
Class R-6	Not applicable	148
Total class-specific expenses	$22,387	$9,340

2025 Fund

Share class	Distribution services	Transfer agent services
Class A	$4,678	$1,388
Class C	1,163	95
Class T	—	—	*
Class F-1	135	62
Class F-2	Not applicable	98
Class F-3	Not applicable	—	*
Class R-1	156	19
Class R-2	4,889	2,307
Class R-2E	1,316	451
Class R-3	5,424	1,677
Class R-4	2,995	1,247
Class R-5E	Not applicable	846
Class R-5	Not applicable	164
Class R-6	Not applicable	127
Total class-specific expenses	$20,756	$8,481

2020 Fund

Share class	Distribution services	Transfer agent services
Class A	$3,400	$994
Class C	782	64
Class T	—	—	*
Class F-1	78	36
Class F-2	Not applicable	64
Class F-3	Not applicable	—	*
Class R-1	82	10
Class R-2	2,668	1,259
Class R-2E	680	234
Class R-3	3,229	1,003
Class R-4	1,876	783
Class R-5E	Not applicable	536
Class R-5	Not applicable	94
Class R-6	Not applicable	78
Total class-specific expenses	$12,795	$5,155

See end of tables for footnote.

52	American Funds Target Date Retirement Series

2015 Fund
Share class	Distribution services	Transfer agent services
Class A	$1,281	$400
Class C	224	19
Class T	—	—	*
Class F-1	20	9
Class F-2	Not applicable	23
Class F-3	Not applicable	—	*
Class R-1	39	5
Class R-2	856	405
Class R-2E	239	82
Class R-3	1,087	337
Class R-4	469	196
Class R-5E	Not applicable	153
Class R-5	Not applicable	25
Class R-6	Not applicable	23
Total class-specific expenses	$4,215	$1,677

2010 Fund

Share class	Distribution services	Transfer agent services
Class A	$859	$249
Class C	137	11
Class T	—	—	*
Class F-1	12	6
Class F-2	Not applicable	14
Class F-3	Not applicable	—	*
Class R-1	10	1
Class R-2	399	188
Class R-2E	194	67
Class R-3	709	220
Class R-4	413	173
Class R-5E	Not applicable	116
Class R-5	Not applicable	19
Class R-6	Not applicable	18
Total class-specific expenses	$2,733	$1,082

*	Amount less than one thousand.

Miscellaneous fee reimbursement — CRMC has agreed to reimburse a portion of miscellaneous fees and expenses of 2065 Fund during its startup period. At its discretion the adviser may elect to extend, modify or terminate the reimbursement. Fees and expenses in 2065 Fund’s statement of operations are presented gross of any reimbursement from CRMC. The amounts reimbursed by CRMC are reflected as miscellaneous fee reimbursement. For the six months ended April 30, 2021, CRMC reimbursed miscellaneous fees of $118,000 for 2065 Fund. CRMC may recoup all or a portion of this reimbursement by the end of the current fiscal year.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the funds, are treated as if invested in shares of the American Funds. These amounts represent general, unsecured liabilities of the funds and vary according to the total returns of the selected American Funds. Trustees’ compensation shown on the accompanying financial statements reflects current fees (either paid in cash or deferred) and a net increase in the value of the deferred amounts as follows (dollars in thousands):

	Current fees		Increase in value of deferred amounts		Total trustees’ compensation
2065 Fund	$	—*	$—	*	$—	*
2060 Fund		5	2		7
2055 Fund		13	5		18
2050 Fund		22	9		31
2045 Fund		25	10		35
2040 Fund		32	13		45
2035 Fund		36	15		51
2030 Fund		43	18		61
2025 Fund		38	16		54
2020 Fund		24	10		34
2015 Fund		8	3		11
2010 Fund		5	2		7

*	Amount less than one thousand.

Affiliated officers and trustees — Officers and certain trustees of the series are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from any of the funds in the series.

American Funds Target Date Retirement Series	53

7. Indemnifications

The series’ organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the series. In the normal course of business, the series may also enter into contracts that provide general indemnifications. Each fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the series. The risk of material loss from such claims is considered remote. Insurance policies are also available to the series’ board members and officers.

8. Investment transactions

The funds made purchases and sales of investment securities during the six months ended April 30, 2021, as follows (dollars in thousands):

	Purchases	Sales
2065 Fund	$164,657	$21,279
2060 Fund	1,314,346	577,437
2055 Fund	2,473,225	1,459,351
2050 Fund	3,824,351	2,369,956
2045 Fund	4,480,260	2,973,706
2040 Fund	6,269,009	4,353,987
2035 Fund	7,067,489	4,836,841
2030 Fund	9,932,118	7,376,955
2025 Fund	6,953,060	5,130,384
2020 Fund	3,231,895	3,017,711
2015 Fund	999,496	978,961
2010 Fund	780,367	662,660

54	American Funds Target Date Retirement Series

9. Capital share transactions

Capital share transactions in the funds were as follows (dollars and shares in thousands):

2065 Fund

	Sales[1]		Reinvestments of distributions				Repurchases[1]		Net increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Six months ended April 30, 2021

Class A	$20,385	1,363	$67		5		$(1,606)	(108)	$18,846	1,260
Class C	1,430	96	3		—	[2]	(55)	(4)	1,378	92
Class T	—	—	—		—		—	—	—	—
Class F-1	503	34	2		—	[2]	(24)	(2)	481	32
Class F-2	751	50	3		—	[2]	(93)	(6)	661	44
Class F-3	22	2	—	[2]	—	[2]	— [2]	— [2]	22	2
Class R-1	455	29	—	[2]	—	[2]	(1)	— [2]	454	29
Class R-2	18,809	1,283	54		4		(3,874)	(265)	14,989	1,022
Class R-2E	1,763	117	4		—	[2]	(271)	(18)	1,496	99
Class R-3	20,424	1,386	57		4		(5,332)	(365)	15,149	1,025
Class R-4	12,283	827	43		3		(2,279)	(152)	10,047	678
Class R-5E	8,915	598	26		2		(1,825)	(127)	7,116	473
Class R-5	3,671	245	14		1		(1,030)	(70)	2,655	176
Class R-6	87,958	5,920	201		14		(19,175)	(1,306)	68,984	4,628
Total net increase (decrease)	$177,369	11,950	$474		33		$(35,565)	(2,423)	$142,278	9,560

Period ended October 31, 2020[3]

Class A	$7,796	640	$—		—		$(1,225)	(96)	$6,571	544
Class C	353	29	—		—		(26)	(2)	327	27
Class T	10	1	—		—		—	—	10	1
Class F-1	165	13	—		—		(14)	(1)	151	12
Class F-2	295	24	—		—		(1)	— [2]	294	24
Class F-3	37	3	—		—		—	—	37	3
Class R-1	11	1	—		—		— [2]	— [2]	11	1
Class R-2	8,866	728	—		—		(2,424)	(195)	6,442	533
Class R-2E	808	67	—		—		(94)	(7)	714	60
Class R-3	8,910	742	—		—		(1,860)	(152)	7,050	590
Class R-4	5,627	450	—		—		(2,393)	(187)	3,234	263
Class R-5E	2,583	209	—		—		(123)	(10)	2,460	199
Class R-5	1,776	146	—		—		(541)	(42)	1,235	104
Class R-6	20,639	1,620	—		—		(6,888)	(541)	13,751	1,079
Total net increase (decrease)	$57,876	4,673	$—		—		$(15,589)	(1,233)	$42,287	3,440

See end of tables for footnotes.

American Funds Target Date Retirement Series	55

2060 Fund

	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended April 30, 2021

Class A	$91,241	5,679	$10,770	692	$(35,726)	(2,211)	$66,285	4,160
Class C	11,389	717	1,135	73	(6,118)	(388)	6,406	402
Class T	—	—	—	—	—	—	—	—
Class F-1	8,530	529	475	30	(2,830)	(174)	6,175	385
Class F-2	11,228	689	919	59	(3,645)	(226)	8,502	522
Class F-3	762	47	40	3	(185)	(12)	617	38
Class R-1	953	60	74	5	(254)	(16)	773	49
Class R-2	56,370	3,558	4,773	310	(39,107)	(2,477)	22,036	1,391
Class R-2E	15,909	999	1,049	68	(8,527)	(542)	8,431	525
Class R-3	80,902	5,058	6,390	413	(50,188)	(3,159)	37,104	2,312
Class R-4	82,812	5,162	6,740	432	(106,399)	(6,720)	(16,847)	(1,126)
Class R-5E	52,930	3,292	3,790	243	(17,735)	(1,097)	38,985	2,438
Class R-5	16,971	1,047	2,092	133	(10,340)	(641)	8,723	539
Class R-6	809,891	50,034	63,379	4,039	(296,456)	(18,362)	576,814	35,711
Total net increase (decrease)	$1,239,888	76,871	$101,626	6,500	$(577,510)	(36,025)	$764,004	47,346

Year ended October 31, 2020

Class A	$145,358	11,151	$8,282	612	$(43,612)	(3,329)	$110,028	8,434
Class C	18,259	1,405	1,014	76	(6,847)	(522)	12,426	959
Class T	—	—	—	—	—	—	—	—
Class F-1	7,919	598	321	24	(2,838)	(221)	5,402	401
Class F-2	16,840	1,279	647	48	(6,898)	(535)	10,589	792
Class F-3	682	52	38	3	(6,208)	(462)	(5,488)	(407)
Class R-1	1,867	146	36	3	(486)	(36)	1,417	113
Class R-2	92,820	7,139	4,332	324	(52,194)	(4,001)	44,958	3,462
Class R-2E	20,826	1,603	867	65	(10,874)	(827)	10,819	841
Class R-3	123,459	9,418	5,256	391	(62,518)	(4,758)	66,197	5,051
Class R-4	155,022	11,863	6,921	511	(83,517)	(6,280)	78,426	6,094
Class R-5E	68,363	5,171	2,439	180	(36,666)	(2,711)	34,136	2,640
Class R-5	35,241	2,654	1,840	135	(23,285)	(1,752)	13,796	1,037
Class R-6	1,018,341	76,562	42,303	3,110	(347,002)	(25,818)	713,642	53,854
Total net increase (decrease)	$1,704,997	129,041	$74,296	5,482	$(682,945)	(51,252)	$1,096,348	83,271

See end of tables for footnotes.

56	American Funds Target Date Retirement Series

2055 Fund

	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended April 30, 2021

Class A	$124,087	5,166	$25,666	1,104	$(63,758)	(2,661)	$85,995	3,609
Class C	12,003	512	1,966	86	(7,919)	(336)	6,050	262
Class T	—	—	—	—	—	—	—	—
Class F-1	10,211	428	1,212	52	(4,052)	(169)	7,371	311
Class F-2	10,694	445	1,209	52	(3,520)	(147)	8,383	350
Class F-3	1,887	79	256	11	(194)	(8)	1,949	82
Class R-1	3,968	174	212	9	(962)	(42)	3,218	141
Class R-2	85,784	3,656	11,978	527	(74,659)	(3,194)	23,103	989
Class R-2E	22,734	963	2,872	126	(17,515)	(751)	8,091	338
Class R-3	137,655	5,792	17,720	770	(113,004)	(4,788)	42,371	1,774
Class R-4	150,772	6,319	21,970	947	(264,884)	(11,218)	(92,142)	(3,952)
Class R-5E	86,707	3,641	10,777	465	(42,914)	(1,785)	54,570	2,321
Class R-5	35,889	1,482	7,334	313	(31,603)	(1,306)	11,620	489
Class R-6	1,407,940	58,155	176,358	7,514	(630,493)	(26,043)	953,805	39,626
Total net increase (decrease)	$2,090,331	86,812	$279,530	11,976	$(1,255,477)	(52,448)	$1,114,384	46,340

Year ended October 31, 2020

Class A	$198,086	10,045	$24,026	1,186	$(89,039)	(4,486)	$133,073	6,745
Class C	18,123	938	2,033	102	(9,861)	(506)	10,295	534
Class T	—	—	—	—	—	—	—	—
Class F-1	17,602	884	937	47	(8,303)	(420)	10,236	511
Class F-2	13,730	685	1,052	52	(7,857)	(411)	6,925	326
Class F-3	1,072	54	243	12	(561)	(30)	754	36
Class R-1	1,851	96	142	7	(1,102)	(55)	891	48
Class R-2	146,562	7,547	13,045	657	(120,397)	(6,207)	39,210	1,997
Class R-2E	39,061	1,996	2,911	146	(22,914)	(1,185)	19,058	957
Class R-3	222,050	11,288	18,476	922	(166,305)	(8,510)	74,221	3,700
Class R-4	280,183	14,167	26,974	1,335	(195,289)	(9,840)	111,868	5,662
Class R-5E	132,388	6,679	8,222	408	(94,535)	(4,613)	46,075	2,474
Class R-5	66,892	3,346	9,046	443	(92,392)	(4,581)	(16,454)	(792)
Class R-6	1,893,189	93,864	142,456	6,976	(696,134)	(34,302)	1,339,511	66,538
Total net increase (decrease)	$3,030,789	151,589	$249,563	12,293	$(1,504,689)	(75,146)	$1,775,663	88,736

See end of tables for footnotes.

American Funds Target Date Retirement Series	57

2050 Fund

	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended April 30, 2021

Class A	$177,320	9,250	$47,272	2,547	$(115,995)	(6,061)	$108,597	5,736
Class C	16,588	886	3,323	183	(11,850)	(632)	8,061	437
Class T	—	—	—	—	—	—	—	—
Class F-1	19,504	1,028	1,836	100	(6,771)	(357)	14,569	771
Class F-2	17,248	899	2,292	124	(9,241)	(483)	10,299	540
Class F-3	5,047	264	199	11	(419)	(22)	4,827	253
Class R-1	3,628	197	446	25	(1,880)	(100)	2,194	122
Class R-2	117,669	6,292	19,742	1,087	(117,185)	(6,274)	20,226	1,105
Class R-2E	28,993	1,540	5,070	278	(24,027)	(1,288)	10,036	530
Class R-3	191,436	10,113	32,900	1,794	(184,948)	(9,843)	39,388	2,064
Class R-4	206,735	10,875	37,377	2,017	(419,417)	(22,258)	(175,305)	(9,366)
Class R-5E	112,666	5,921	19,118	1,034	(73,534)	(3,830)	58,250	3,125
Class R-5	43,485	2,248	11,902	636	(41,915)	(2,180)	13,472	704
Class R-6	2,121,666	110,331	318,159	17,060	(906,751)	(47,223)	1,533,074	80,168
Total net increase (decrease)	$3,061,985	159,844	$499,636	26,896	$(1,913,933)	(100,551)	$1,647,688	86,189

Year ended October 31, 2020

Class A	$278,706	17,657	$48,039	2,969	$(164,943)	(10,468)	$161,802	10,158
Class C	29,620	1,914	3,471	219	(15,957)	(1,030)	17,134	1,103
Class T	—	—	—	—	—	—	—	—
Class F-1	21,438	1,354	1,500	93	(9,931)	(641)	13,007	806
Class F-2	21,689	1,375	2,036	126	(10,278)	(658)	13,447	843
Class F-3	2,300	150	394	24	(6,726)	(455)	(4,032)	(281)
Class R-1	3,402	218	422	27	(2,548)	(160)	1,276	85
Class R-2	204,289	13,174	22,135	1,397	(174,294)	(11,272)	52,130	3,299
Class R-2E	53,661	3,477	5,407	340	(40,307)	(2,624)	18,761	1,193
Class R-3	308,707	19,693	36,517	2,282	(270,478)	(17,251)	74,746	4,724
Class R-4	391,548	24,711	48,694	3,019	(307,798)	(19,401)	132,444	8,329
Class R-5E	199,765	12,657	16,484	1,023	(169,645)	(10,387)	46,604	3,293
Class R-5	87,689	5,458	16,112	988	(152,957)	(9,537)	(49,156)	(3,091)
Class R-6	2,844,461	176,675	283,651	17,455	(1,326,044)	(82,247)	1,802,068	111,883
Total net increase (decrease)	$4,447,275	278,513	$484,862	29,962	$(2,651,906)	(166,131)	$2,280,231	142,344

See end of tables for footnotes.

58	American Funds Target Date Retirement Series

2045 Fund

	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended April 30, 2021

Class A	$179,108	9,216	$53,656	2,848	$(133,010)	(6,847)	$99,754	5,217
Class C	15,708	827	3,518	191	(11,248)	(591)	7,978	427
Class T	—	—	—	—	—	—	—	—
Class F-1	22,092	1,142	2,206	118	(6,187)	(320)	18,111	940
Class F-2	19,795	1,021	2,995	159	(8,487)	(434)	14,303	746
Class F-3	3,545	180	194	10	(509)	(26)	3,230	164
Class R-1	4,424	236	579	32	(1,689)	(89)	3,314	179
Class R-2	134,922	7,129	25,197	1,372	(137,180)	(7,281)	22,939	1,220
Class R-2E	36,148	1,896	7,622	411	(31,292)	(1,653)	12,478	654
Class R-3	222,467	11,587	37,497	2,016	(208,878)	(10,959)	51,086	2,644
Class R-4	212,334	11,000	43,580	2,318	(494,466)	(25,873)	(238,552)	(12,555)
Class R-5E	155,317	8,068	23,471	1,251	(93,199)	(4,784)	85,589	4,535
Class R-5	46,747	2,379	13,588	714	(53,394)	(2,731)	6,941	362
Class R-6	2,328,071	119,242	378,596	19,989	(1,060,183)	(54,385)	1,646,484	84,846
Total net increase (decrease)	$3,380,678	173,923	$592,699	31,429	$(2,239,722)	(115,973)	$1,733,655	89,379

Year ended October 31, 2020

Class A	$291,577	18,099	$55,192	3,351	$(162,323)	(10,046)	$184,446	11,404
Class C	27,661	1,748	3,760	233	(16,955)	(1,070)	14,466	911
Class T	—	—	—	—	—	—	—	—
Class F-1	24,701	1,531	1,874	114	(14,416)	(916)	12,159	729
Class F-2	28,201	1,749	2,825	172	(15,252)	(970)	15,774	951
Class F-3	2,565	165	133	8	(843)	(52)	1,855	121
Class R-1	7,095	448	467	29	(4,094)	(253)	3,468	224
Class R-2	234,767	14,891	29,413	1,828	(225,048)	(14,358)	39,132	2,361
Class R-2E	60,966	3,836	8,516	525	(49,549)	(3,163)	19,933	1,198
Class R-3	369,536	23,188	42,572	2,616	(345,242)	(21,700)	66,866	4,104
Class R-4	420,420	26,106	59,702	3,634	(368,176)	(22,824)	111,946	6,916
Class R-5E	231,196	14,353	20,168	1,230	(214,336)	(12,867)	37,028	2,716
Class R-5	85,557	5,242	18,056	1,087	(155,737)	(9,447)	(52,124)	(3,118)
Class R-6	3,066,550	186,938	342,309	20,696	(1,350,295)	(82,371)	2,058,564	125,263
Total net increase (decrease)	$4,850,792	298,294	$584,987	35,523	$(2,922,266)	(180,037)	$2,513,513	153,780

See end of tables for footnotes.

American Funds Target Date Retirement Series	59

2040 Fund

	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended April 30, 2021

Class A	$242,122	12,743	$73,845	4,009	$(186,070)	(9,797)	$129,897	6,955
Class C	18,953	1,018	4,362	242	(12,700)	(682)	10,615	578
Class T	—	—	—	—	—	—	—	—
Class F-1	30,594	1,623	3,847	210	(13,689)	(730)	20,752	1,103
Class F-2	26,497	1,392	3,902	212	(9,854)	(517)	20,545	1,087
Class F-3	5,716	300	364	20	(1,305)	(70)	4,775	250
Class R-1	6,796	370	727	40	(3,697)	(198)	3,826	212
Class R-2	149,857	8,074	31,395	1,744	(157,477)	(8,501)	23,775	1,317
Class R-2E	41,201	2,212	7,735	427	(40,648)	(2,194)	8,288	445
Class R-3	264,134	14,060	50,505	2,770	(273,996)	(14,665)	40,643	2,165
Class R-4	286,692	15,241	58,894	3,203	(556,062)	(29,657)	(210,476)	(11,213)
Class R-5E	146,561	7,755	30,749	1,676	(101,893)	(5,346)	75,417	4,085
Class R-5	58,102	3,025	17,380	936	(72,847)	(3,807)	2,635	154
Class R-6	2,819,345	147,792	502,264	27,135	(1,237,548)	(64,961)	2,084,061	109,966
Total net increase (decrease)	$4,096,570	215,605	$785,969	42,624	$(2,667,786)	(141,125)	$2,214,753	117,104

Year ended October 31, 2020

Class A	$370,951	23,370	$76,964	4,763	$(228,957)	(14,502)	$218,958	13,631
Class C	30,984	1,996	4,794	302	(23,467)	(1,514)	12,311	784
Class T	—	—	—	—	—	—	—	—
Class F-1	46,129	2,926	3,266	204	(22,906)	(1,488)	26,489	1,642
Class F-2	31,843	2,004	3,676	227	(18,102)	(1,172)	17,417	1,059
Class F-3	4,585	278	180	11	(908)	(54)	3,857	235
Class R-1	4,065	262	738	46	(4,675)	(295)	128	13
Class R-2	264,193	17,054	36,207	2,287	(263,024)	(17,094)	37,376	2,247
Class R-2E	67,104	4,313	8,888	558	(64,001)	(4,160)	11,991	711
Class R-3	414,469	26,367	57,027	3,562	(391,197)	(25,044)	80,299	4,885
Class R-4	505,079	31,842	77,531	4,810	(491,636)	(30,887)	90,974	5,765
Class R-5E	262,038	16,472	28,558	1,774	(320,629)	(19,519)	(30,033)	(1,273)
Class R-5	102,069	6,344	23,554	1,446	(200,114)	(12,454)	(74,491)	(4,664)
Class R-6	3,749,440	232,274	475,220	29,280	(2,054,058)	(127,684)	2,170,602	133,870
Total net increase (decrease)	$5,852,949	365,502	$796,603	49,270	$(4,083,674)	(255,867)	$2,565,878	158,905

See end of tables for footnotes.

60	American Funds Target Date Retirement Series

2035 Fund

	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended April 30, 2021

Class A	$305,722	16,724	$90,708	5,122	$(228,688)	(12,542)	$167,742	9,304
Class C	24,379	1,365	5,588	321	(16,549)	(926)	13,418	760
Class T	—	—	—	—	—	—	—	—
Class F-1	45,394	2,512	5,176	294	(18,121)	(1,000)	32,449	1,806
Class F-2	41,009	2,248	5,529	313	(16,470)	(907)	30,068	1,654
Class F-3	5,995	324	620	35	(846)	(47)	5,769	312
Class R-1	6,540	373	825	48	(1,991)	(113)	5,374	308
Class R-2	177,249	9,947	41,749	2,410	(187,849)	(10,583)	31,149	1,774
Class R-2E	56,252	3,158	11,617	668	(53,614)	(3,023)	14,255	803
Class R-3	331,388	18,392	65,531	3,742	(316,291)	(17,629)	80,628	4,505
Class R-4	304,530	16,820	70,980	4,017	(616,536)	(34,168)	(241,026)	(13,331)
Class R-5E	204,683	11,296	35,342	2,003	(119,312)	(6,515)	120,713	6,784
Class R-5	64,028	3,478	21,254	1,190	(66,417)	(3,619)	18,865	1,049
Class R-6	3,107,034	169,745	603,207	33,926	(1,372,696)	(74,990)	2,337,545	128,681
Total net increase (decrease)	$4,674,203	256,382	$958,126	54,089	$(3,015,380)	(166,062)	$2,616,949	144,409

Year ended October 31, 2020

Class A	$450,502	29,065	$88,558	5,626	$(304,387)	(19,801)	$234,673	14,890
Class C	35,635	2,349	5,518	357	(27,168)	(1,790)	13,985	916
Class T	—	—	—	—	—	—	—	—
Class F-1	45,094	2,917	3,995	255	(19,927)	(1,322)	29,162	1,850
Class F-2	48,510	3,132	4,578	291	(29,782)	(1,970)	23,306	1,453
Class F-3	2,897	180	635	40	(2,135)	(135)	1,397	85
Class R-1	5,789	378	711	47	(5,950)	(385)	550	40
Class R-2	307,882	20,309	44,781	2,904	(327,823)	(21,845)	24,840	1,368
Class R-2E	93,112	6,117	11,908	769	(78,906)	(5,305)	26,114	1,581
Class R-3	515,159	33,569	67,614	4,340	(503,990)	(32,900)	78,783	5,009
Class R-4	546,318	35,296	88,711	5,650	(554,522)	(35,882)	80,507	5,064
Class R-5E	305,105	19,586	29,241	1,864	(432,017)	(26,917)	(97,671)	(5,467)
Class R-5	115,632	7,380	25,374	1,600	(212,107)	(13,466)	(71,101)	(4,486)
Class R-6	4,309,937	273,612	523,517	33,155	(2,176,132)	(139,098)	2,657,322	167,669
Total net increase (decrease)	$6,781,572	433,890	$895,141	56,898	$(4,674,846)	(300,816)	$3,001,867	189,972

See end of tables for footnotes.

American Funds Target Date Retirement Series	61

2030 Fund

	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended April 30, 2021

Class A	$429,362	25,048	$117,699	7,056	$(288,658)	(16,833)	$258,403	15,271
Class C	29,657	1,770	6,764	413	(21,888)	(1,307)	14,533	876
Class T	—	—	—	—	—	—	—	—
Class F-1	34,691	2,050	5,351	323	(20,016)	(1,183)	20,026	1,190
Class F-2	57,671	3,367	8,611	517	(27,896)	(1,634)	38,386	2,250
Class F-3	10,699	621	858	52	(1,838)	(108)	9,719	565
Class R-1	10,852	645	1,103	67	(2,999)	(177)	8,956	535
Class R-2	184,197	11,015	43,387	2,657	(221,397)	(13,253)	6,187	419
Class R-2E	65,625	3,917	12,965	790	(51,869)	(3,089)	26,721	1,618
Class R-3	386,339	22,847	80,212	4,858	(388,228)	(22,991)	78,323	4,714
Class R-4	398,174	23,369	89,084	5,350	(697,439)	(40,949)	(210,181)	(12,230)
Class R-5E	203,852	11,953	45,086	2,711	(164,538)	(9,599)	84,400	5,065
Class R-5	67,913	3,934	25,185	1,498	(87,077)	(5,040)	6,021	392
Class R-6	3,589,629	208,957	723,769	43,210	(1,653,495)	(96,221)	2,659,903	155,946
Total net increase (decrease)	$5,468,661	319,493	$1,160,074	69,502	$(3,627,338)	(212,384)	$3,001,397	176,611

Year ended October 31, 2020

Class A	$613,528	40,685	$108,293	7,158	$(420,071)	(28,369)	$301,750	19,474
Class C	46,228	3,145	6,473	435	(38,334)	(2,621)	14,367	959
Class T	—	—	—	—	—	—	—	—
Class F-1	54,543	3,655	3,943	263	(30,368)	(2,067)	28,118	1,851
Class F-2	84,212	5,623	6,677	442	(46,414)	(3,204)	44,475	2,861
Class F-3	7,449	495	727	48	(5,240)	(366)	2,936	177
Class R-1	6,885	465	976	65	(9,273)	(634)	(1,412)	(104)
Class R-2	328,988	22,343	44,376	2,990	(358,132)	(24,671)	15,232	662
Class R-2E	108,646	7,374	12,142	814	(92,115)	(6,333)	28,673	1,855
Class R-3	596,578	40,105	78,448	5,233	(601,408)	(40,729)	73,618	4,609
Class R-4	683,887	45,506	102,936	6,817	(743,198)	(49,680)	43,625	2,643
Class R-5E	398,240	26,510	37,299	2,474	(572,166)	(37,129)	(136,627)	(8,145)
Class R-5	140,434	9,256	28,414	1,863	(229,947)	(15,223)	(61,099)	(4,104)
Class R-6	5,143,520	337,479	614,609	40,488	(2,911,837)	(192,874)	2,846,292	185,093
Total net increase (decrease)	$8,213,138	542,641	$1,045,313	69,090	$(6,058,503)	(403,900)	$3,199,948	207,831

See end of tables for footnotes.

62	American Funds Target Date Retirement Series

2025 Fund

	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended April 30, 2021

Class A	$461,848	29,491	$119,371	7,802	$(317,127)	(20,236)	$264,092	17,057
Class C	26,986	1,759	6,743	449	(19,539)	(1,275)	14,190	933
Class T	—	—	—	—	—	—	—	—
Class F-1	22,619	1,461	3,826	252	(18,055)	(1,164)	8,390	549
Class F-2	45,138	2,880	8,353	547	(25,013)	(1,602)	28,478	1,825
Class F-3	10,423	665	658	43	(5,331)	(338)	5,750	370
Class R-1	6,336	415	923	62	(3,557)	(232)	3,702	245
Class R-2	159,893	10,447	37,583	2,507	(192,908)	(12,616)	4,568	338
Class R-2E	59,087	3,848	13,643	906	(67,752)	(4,427)	4,978	327
Class R-3	324,376	21,004	70,449	4,653	(359,415)	(23,289)	35,410	2,368
Class R-4	322,799	20,731	79,304	5,194	(674,089)	(43,099)	(271,986)	(17,174)
Class R-5E	220,463	14,179	40,469	2,654	(138,051)	(8,813)	122,881	8,020
Class R-5	68,887	4,361	23,241	1,507	(91,692)	(5,802)	436	66
Class R-6	3,019,031	192,097	623,430	40,561	(1,685,158)	(107,092)	1,957,303	125,566
Total net increase (decrease)	$4,747,886	303,338	$1,027,993	67,137	$(3,597,687)	(229,985)	$2,178,192	140,490

Year ended October 31, 2020

Class A	$684,937	48,480	$103,925	7,397	$(495,141)	(35,693)	$293,721	20,184
Class C	46,307	3,357	6,019	436	(38,791)	(2,832)	13,535	961
Class T	—	—	—	—	—	—	—	—
Class F-1	50,472	3,585	2,368	170	(23,714)	(1,740)	29,126	2,015
Class F-2	69,776	4,969	6,576	469	(44,885)	(3,279)	31,467	2,159
Class F-3	6,645	465	461	33	(2,284)	(162)	4,822	336
Class R-1	5,095	367	842	61	(8,960)	(642)	(3,023)	(214)
Class R-2	302,365	21,931	36,541	2,652	(355,030)	(26,049)	(16,124)	(1,466)
Class R-2E	109,769	7,973	13,016	941	(114,759)	(8,360)	8,026	554
Class R-3	588,651	42,300	66,419	4,775	(609,272)	(44,338)	45,798	2,737
Class R-4	623,427	44,467	88,765	6,331	(741,242)	(53,215)	(29,050)	(2,417)
Class R-5E	378,627	26,959	30,510	2,179	(617,111)	(43,045)	(207,974)	(13,907)
Class R-5	121,518	8,552	25,006	1,767	(226,591)	(16,074)	(80,067)	(5,755)
Class R-6	4,778,320	335,677	507,815	36,015	(2,792,706)	(198,646)	2,493,429	173,046
Total net increase (decrease)	$7,765,909	549,082	$888,263	63,226	$(6,070,486)	(434,075)	$2,583,686	178,233

See end of tables for footnotes.

American Funds Target Date Retirement Series	63

2020 Fund

	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended April 30, 2021

Class A	$241,209	17,236	$101,131	7,392	$(308,174)	(21,939)	$34,166	2,689
Class C	14,274	1,037	5,506	410	(16,741)	(1,219)	3,039	228
Class T	—	—	—	—	—	—	—	—
Class F-1	9,090	653	2,553	188	(9,120)	(658)	2,523	183
Class F-2	35,817	2,569	6,280	460	(20,535)	(1,471)	21,562	1,558
Class F-3	1,162	83	490	36	(1,388)	(99)	264	20
Class R-1	2,322	169	551	41	(2,855)	(209)	18	1
Class R-2	73,426	5,346	24,851	1,846	(126,134)	(9,177)	(27,857)	(1,985)
Class R-2E	26,295	1,914	8,572	637	(47,227)	(3,446)	(12,360)	(895)
Class R-3	144,038	10,407	49,696	3,662	(255,389)	(18,428)	(61,655)	(4,359)
Class R-4	172,708	12,382	60,090	4,399	(437,522)	(31,179)	(204,724)	(14,398)
Class R-5E	111,054	7,951	30,857	2,266	(121,851)	(8,705)	20,060	1,512
Class R-5	43,208	3,066	15,358	1,114	(80,349)	(5,674)	(21,783)	(1,494)
Class R-6	1,757,879	125,076	444,472	32,372	(1,416,276)	(100,646)	786,075	56,802
Total net increase (decrease)	$2,632,482	187,889	$750,407	54,823	$(2,843,561)	(202,850)	$539,328	39,862

Year ended October 31, 2020

Class A	$474,891	36,657	$87,268	6,744	$(444,179)	(34,768)	$117,980	8,633
Class C	28,769	2,256	4,859	381	(34,223)	(2,721)	(595)	(84)
Class T	—	—	—	—	—	—	—	—
Class F-1	27,950	2,180	1,991	155	(22,175)	(1,775)	7,766	560
Class F-2	48,009	3,728	5,073	393	(39,021)	(3,077)	14,061	1,044
Class F-3	4,830	375	339	26	(2,833)	(220)	2,336	181
Class R-1	2,549	202	564	44	(5,592)	(445)	(2,479)	(199)
Class R-2	160,380	12,632	23,690	1,858	(241,357)	(19,169)	(57,287)	(4,679)
Class R-2E	67,628	5,340	8,234	646	(85,285)	(6,783)	(9,423)	(797)
Class R-3	335,747	26,185	48,767	3,798	(489,209)	(38,486)	(104,695)	(8,503)
Class R-4	422,622	32,704	65,885	5,099	(640,409)	(49,969)	(151,902)	(12,166)
Class R-5E	258,249	19,927	24,583	1,907	(528,492)	(40,020)	(245,660)	(18,186)
Class R-5	68,490	5,257	17,649	1,355	(167,959)	(12,936)	(81,820)	(6,324)
Class R-6	3,006,511	229,551	378,224	29,117	(2,530,556)	(195,728)	854,179	62,940
Total net increase (decrease)	$4,906,625	376,994	$667,126	51,523	$(5,231,290)	(406,097)	$342,461	22,420

See end of tables for footnotes.

64	American Funds Target Date Retirement Series

2015 Fund

	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended April 30, 2021

Class A	$56,884	4,470	$39,547	3,184	$(119,659)	(9,389)	$(23,228)	(1,735)
Class C	2,535	203	1,484	121	(4,714)	(377)	(695)	(53)
Class T	—	—	—	—	—	—	—	—
Class F-1	1,098	86	640	52	(2,170)	(173)	(432)	(35)
Class F-2	5,621	446	2,148	174	(5,737)	(452)	2,032	168
Class F-3	2,073	163	103	8	(240)	(18)	1,936	153
Class R-1	406	33	261	21	(1,242)	(100)	(575)	(46)
Class R-2	19,674	1,572	7,493	612	(37,740)	(3,029)	(10,573)	(845)
Class R-2E	11,242	907	2,897	237	(23,852)	(1,915)	(9,713)	(771)
Class R-3	43,888	3,487	16,218	1,315	(96,700)	(7,669)	(36,594)	(2,867)
Class R-4	44,742	3,529	14,080	1,135	(116,576)	(9,130)	(57,754)	(4,466)
Class R-5E	31,700	2,521	8,457	684	(43,432)	(3,431)	(3,275)	(226)
Class R-5	9,135	711	4,070	325	(17,792)	(1,385)	(4,587)	(349)
Class R-6	585,283	45,935	129,200	10,386	(449,920)	(35,272)	264,563	21,049
Total net increase (decrease)	$814,281	64,063	$226,598	18,254	$(919,774)	(72,340)	$121,105	9,977

Year ended October 31, 2020

Class A	$123,049	10,401	$38,902	3,283	$(172,309)	(14,722)	$(10,358)	(1,038)
Class C	5,256	455	1,553	133	(10,220)	(887)	(3,411)	(299)
Class T	—	—	—	—	—	—	—	—
Class F-1	4,719	413	554	47	(3,209)	(280)	2,064	180
Class F-2	15,157	1,279	1,935	163	(13,092)	(1,127)	4,000	315
Class F-3	533	44	148	12	(1,523)	(128)	(842)	(72)
Class R-1	837	72	311	27	(2,725)	(233)	(1,577)	(134)
Class R-2	42,056	3,622	8,300	710	(82,446)	(7,149)	(32,090)	(2,817)
Class R-2E	32,090	2,757	3,091	265	(41,399)	(3,612)	(6,218)	(590)
Class R-3	102,058	8,665	16,621	1,412	(149,126)	(12,813)	(30,447)	(2,736)
Class R-4	118,615	10,071	17,305	1,463	(180,367)	(15,340)	(44,447)	(3,806)
Class R-5E	92,942	7,831	6,664	564	(162,868)	(13,446)	(63,262)	(5,051)
Class R-5	18,443	1,572	4,802	403	(49,590)	(4,164)	(26,345)	(2,189)
Class R-6	935,503	78,320	117,663	9,913	(816,527)	(69,303)	236,639	18,930
Total net increase (decrease)	$1,491,258	125,502	$217,849	18,395	$(1,685,401)	(143,204)	$23,706	693

See end of tables for footnotes.

American Funds Target Date Retirement Series	65

2010 Fund

	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended April 30, 2021

Class A	$53,676	4,492	$22,540	1,926	$(81,039)	(6,775)	$(4,823)	(357)
Class C	3,255	277	803	70	(3,300)	(281)	758	66
Class T	—	—	—	—	—	—	—	—
Class F-1	1,771	150	343	29	(1,769)	(148)	345	31
Class F-2	7,505	625	1,282	110	(3,464)	(292)	5,323	443
Class F-3	2,029	170	224	19	(1,917)	(160)	336	29
Class R-1	199	17	63	5	(501)	(42)	(239)	(20)
Class R-2	18,424	1,564	3,198	277	(23,223)	(1,979)	(1,601)	(138)
Class R-2E	14,239	1,226	2,036	177	(13,456)	(1,149)	2,819	254
Class R-3	38,033	3,210	9,659	831	(69,561)	(5,860)	(21,869)	(1,819)
Class R-4	38,002	3,197	11,937	1,022	(51,926)	(4,360)	(1,987)	(141)
Class R-5E	42,194	3,557	5,658	486	(37,945)	(3,182)	9,907	861
Class R-5	12,630	1,047	2,782	236	(22,664)	(1,873)	(7,252)	(590)
Class R-6	594,481	49,732	92,000	7,850	(488,050)	(40,781)	198,431	16,801
Total net increase (decrease)	$826,438	69,264	$152,525	13,038	$(798,815)	(66,882)	$180,148	15,420

Year ended October 31, 2020

Class A	$129,464	11,589	$19,311	1,726	$(107,694)	(9,754)	$41,081	3,561
Class C	7,637	697	794	72	(9,847)	(916)	(1,416)	(147)
Class T	—	—	—	—	—	—	—	—
Class F-1	2,809	258	283	25	(2,607)	(236)	485	47
Class F-2	14,561	1,322	895	80	(10,622)	(940)	4,834	462
Class F-3	2,730	245	125	11	(932)	(82)	1,923	174
Class R-1	362	32	48	4	(440)	(39)	(30)	(3)
Class R-2	32,744	2,978	2,914	264	(43,937)	(4,000)	(8,279)	(758)
Class R-2E	28,889	2,625	1,732	157	(26,672)	(2,412)	3,949	370
Class R-3	95,151	8,585	9,388	844	(125,276)	(11,324)	(20,737)	(1,895)
Class R-4	97,461	8,793	10,839	970	(119,843)	(10,799)	(11,543)	(1,036)
Class R-5E	69,199	6,199	3,954	355	(92,886)	(8,209)	(19,733)	(1,655)
Class R-5	19,512	1,745	2,963	264	(30,312)	(2,709)	(7,837)	(700)
Class R-6	925,026	82,350	74,397	6,637	(731,088)	(65,283)	268,335	23,704
Total net increase (decrease)	$1,425,545	127,418	$127,643	11,409	$(1,302,156)	(116,703)	$251,032	22,124

[1]	Includes exchanges between share classes of the fund.
[2]	Amount less than one thousand.
[3]	For the period March 27, 2020, commencement of operations, to October 31, 2020.

66	American Funds Target Date Retirement Series

Financial highlights

2065 Fund

		Income from investment operations[1]				Dividends and distributions								Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income (loss)		Net gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5,6]		Ratio of net income (loss) to average net assets[3]
Class A:
4/30/2021[6,7]	$12.66	$.06		$3.17	$3.23	$(.08)	$(.01)	$(.09)	$15.80	25.55%[8]		$29		.59%[9]		.40%[9]		.78%[9]		.84%[9]
10/31/2020[7,10]	10.00	.05		2.61	2.66	—	—	—	12.66	26.60	[8]	7		.60	[9]	.38	[9]	.75	[9]	.67	[9]
Class C:
4/30/2021[6,7]	12.63	.01		3.15	3.16	(.06)	(.01)	(.07)	15.72	25.04	[8]	2		1.28	[9]	1.08	[9]	1.46	[9]	.18	[9]
10/31/2020[7,10]	10.00	—	[11]	2.63	2.63	—	—	—	12.63	26.30	[8]	—	[12]	1.17	[9]	1.00	[9]	1.37	[9]	—	[9,13]
Class T:
4/30/2021[6,7]	12.69	.10		3.16	3.26	(.10)	(.01)	(.11)	15.84	25.72	[8,14]	—	[12]	.35	[9,14]	.05	[9,14]	.43	[9,14]	1.32	[9,14]
10/31/2020[7,10]	10.00	.07		2.62	2.69	—	—	—	12.69	26.90	[8,14]	—	[12]	.48	[9,14]	.02	[9,14]	.39	[9,14]	.94	[9,14]
Class F-1:
4/30/2021[6,7]	12.68	.07		3.16	3.23	(.09)	(.01)	(.10)	15.81	25.59	[8]	1		.57	[9]	.36	[9]	.74	[9]	.94	[9]
10/31/2020[7,10]	10.00	.06		2.62	2.68	—	—	—	12.68	26.70	[8]	—	[12]	.47	[9]	.28	[9]	.65	[9]	.77	[9]
Class F-2:
4/30/2021[6,7]	12.69	.09		3.16	3.25	(.09)	(.01)	(.10)	15.84	25.70	[8]	1		.29	[9]	.10	[9]	.48	[9]	1.19	[9]
10/31/2020[7,10]	10.00	.07		2.62	2.69	—	—	—	12.69	26.90	[8]	—	[12]	.27	[9]	.03	[9]	.40	[9]	.86	[9]
Class F-3:
4/30/2021[6,7]	12.69	.10		3.16	3.26	(.10)	(.01)	(.11)	15.84	25.73	[8]	—	[12]	.22	[9]	.03	[9]	.41	[9]	1.33	[9]
10/31/2020[7,10]	10.00	.07		2.62	2.69	—	—	—	12.69	26.90	[8]	—	[12]	.30	[9]	—	[9,13]	.37	[9]	.99	[9]
Class R-1:
4/30/2021[6,7]	12.69	(.03)		3.26	3.23	(.09)	(.01)	(.10)	15.82	25.53	[8]	—	[12]	.94	[9]	.88	[9]	1.26	[9]	(.39)[9]
10/31/2020[7,10]	10.00	.07		2.62	2.69	—	—	—	12.69	26.90	[8,14]	—	[12]	.45	[9,14]	.06	[9,14]	.43	[9,14]	.90	[9,14]
Class R-2:
4/30/2021[6,7]	12.61	.02		3.14	3.16	(.05)	(.01)	(.06)	15.71	25.10	[8]	24		1.31	[9]	1.12	[9]	1.50	[9]	.22	[9]
10/31/2020[7,10]	10.00	—	[11]	2.61	2.61	—	—	—	12.61	26.10	[8]	7		1.31	[9]	1.11	[9]	1.48	[9]	(.04)[9]
Class R-2E:
4/30/2021[6,7]	12.64	.04		3.14	3.18	(.05)	(.01)	(.06)	15.76	25.20	[8]	3		1.02	[9]	.82	[9]	1.20	[9]	.48	[9]
10/31/2020[7,10]	10.00	.02		2.62	2.64	—	—	—	12.64	26.40	[8]	1		1.01	[9]	.79	[9]	1.16	[9]	.27	[9]
Class R-3:
4/30/2021[6,7]	12.64	.04		3.16	3.20	(.06)	(.01)	(.07)	15.77	25.38	[8]	25		.87	[9]	.68	[9]	1.06	[9]	.56	[9]
10/31/2020[7,10]	10.00	.03		2.61	2.64	—	—	—	12.64	26.40	[8]	8		.91	[9]	.66	[9]	1.03	[9]	.45	[9]
Class R-4:
4/30/2021[6,7]	12.67	.07		3.15	3.22	(.08)	(.01)	(.09)	15.80	25.49	[8]	15		.58	[9]	.38	[9]	.76	[9]	.90	[9]
10/31/2020[7,10]	10.00	.05		2.62	2.67	—	—	—	12.67	26.70	[8]	3		.57	[9]	.36	[9]	.73	[9]	.71	[9]
Class R-5E:
4/30/2021[6,7]	12.68	.08		3.17	3.25	(.09)	(.01)	(.10)	15.83	25.69	[8]	11		.38	[9]	.17	[9]	.55	[9]	1.07	[9]
10/31/2020[7,10]	10.00	.07		2.61	2.68	—	—	—	12.68	26.80	[8]	3		.35	[9]	.17	[9]	.54	[9]	.99	[9]
Class R-5:
4/30/2021[6,7]	12.69	.09		3.16	3.25	(.09)	(.01)	(.10)	15.84	25.71	[8]	4		.27	[9]	.07	[9]	.45	[9]	1.27	[9]
10/31/2020[7,10]	10.00	.08		2.61	2.69	—	—	—	12.69	26.90	[8]	1		.33	[9]	.07	[9]	.44	[9]	1.03	[9]
Class R-6:
4/30/2021[6,7]	12.69	.09		3.17	3.26	(.10)	(.01)	(.11)	15.84	25.73	[8]	90		.23	[9]	.03	[9]	.41	[9]	1.15	[9]
10/31/2020[7,10]	10.00	.09		2.60	2.69	—	—	—	12.69	26.90	[8]	14		.18	[9]	.04	[9]	.41	[9]	1.16	[9]

See end of tables for footnotes.

American Funds Target Date Retirement Series	67

Financial highlights (continued)

2060 Fund

		Income from investment operations[1]			Dividends and distributions								Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5,6]		Ratio of net income to average net assets[3]
Class A:
4/30/2021[6,7]	$13.92	$.08	$3.43	$3.51	$(.09)	$(.31)	$(.40)	$17.03	25.51%[8]		$515		.34%[9]		.34%[9]		.71%[9]		1.02%[9]
10/31/2020	13.16	.15	1.05	1.20	(.10)	(.34)	(.44)	13.92	9.25		363		.38		.38		.76		1.15
10/31/2019	12.14	.16	1.26	1.42	(.09)	(.31)	(.40)	13.16	12.22		232		.40		.40		.79		1.27
10/31/2018	12.20	.14	(.01)	.13	(.08)	(.11)	(.19)	12.14	1.06		130		.37		.37		.77		1.10
10/31/2017	10.27	.13	2.04	2.17	(.11)	(.13)	(.24)	12.20	21.55		78		.40		.36		.76		1.19
10/31/2016	9.97	.13	.24	.37	(.07)	— [11]	(.07)	10.27	3.79		38		.58		.35		.76		1.35
Class C:
4/30/2021[6,7]	13.68	.02	3.37	3.39	—	(.31)	(.31)	16.76	25.00	[8]	67		1.09	[9]	1.09	[9]	1.46	[9]	.27	[9]
10/31/2020	12.96	.06	1.02	1.08	(.02)	(.34)	(.36)	13.68	8.43		49		1.11		1.11		1.49		.44
10/31/2019	11.96	.06	1.26	1.32	(.01)	(.31)	(.32)	12.96	11.46		34		1.12		1.12		1.51		.51
10/31/2018	12.05	.04	— [11]	.04	(.02)	(.11)	(.13)	11.96	.25		20		1.13		1.13		1.53		.34
10/31/2017	10.18	.04	2.03	2.07	(.07)	(.13)	(.20)	12.05	20.63		13		1.20		1.16		1.56		.36
10/31/2016	9.93	.04	.25	.29	(.04)	— [11]	(.04)	10.18	2.98		5		1.32		1.15		1.56		.38
Class T:
4/30/2021[6,7]	13.97	.10	3.43	3.53	(.11)	(.31)	(.42)	17.08	25.60	[8,14]	—	[12]	.16	[9,14]	.16	[9,14]	.53	[9,14]	1.23	[9,14]
10/31/2020	13.20	.19	1.05	1.24	(.13)	(.34)	(.47)	13.97	9.48	[14]	—	[12]	.16	[14]	.16	[14]	.54	[14]	1.45	[14]
10/31/2019	12.16	.20	1.25	1.45	(.10)	(.31)	(.41)	13.20	12.54	[14]	—	[12]	.16	[14]	.16	[14]	.55	[14]	1.58	[14]
10/31/2018	12.22	.17	(.02)	.15	(.10)	(.11)	(.21)	12.16	1.20	[14]	—	[12]	.17	[14]	.17	[14]	.57	[14]	1.36	[14]
10/31/2017[7,15]	10.94	.06	1.22	1.28	—	—	—	12.22	11.70	[8,14]	—	[12]	.18	[9,14]	.14	[9,14]	.54	[9,14]	.95	[9,14]
Class F-1:
4/30/2021[6,7]	13.93	.08	3.42	3.50	(.09)	(.31)	(.40)	17.03	25.44	[8]	25		.38	[9]	.38	[9]	.75	[9]	.97	[9]
10/31/2020	13.17	.15	1.05	1.20	(.10)	(.34)	(.44)	13.93	9.24		15		.38		.38		.76		1.15
10/31/2019	12.15	.15	1.27	1.42	(.09)	(.31)	(.40)	13.17	12.26		9		.39		.39		.78		1.23
10/31/2018	12.21	.13	— [11]	.13	(.08)	(.11)	(.19)	12.15	1.04		5		.39		.39		.79		.99
10/31/2017	10.29	.12	2.05	2.17	(.12)	(.13)	(.25)	12.21	21.55		1		.45		.41		.81		1.02
10/31/2016	9.98	.12	.25	.37	(.06)	— [11]	(.06)	10.29	3.77		—	[12]	.41		.34		.75		1.14
Class F-2:
4/30/2021[6,7]	14.00	.10	3.45	3.55	(.12)	(.31)	(.43)	17.12	25.69	[8]	44		.10	[9]	.10	[9]	.47	[9]	1.24	[9]
10/31/2020	13.23	.19	1.05	1.24	(.13)	(.34)	(.47)	14.00	9.52		29		.10		.10		.48		1.41
10/31/2019	12.20	.18	1.27	1.45	(.11)	(.31)	(.42)	13.23	12.50		17		.12		.12		.51		1.46
10/31/2018	12.25	.16	.01	.17	(.11)	(.11)	(.22)	12.20	1.32		9		.13		.13		.53		1.27
10/31/2017	10.30	.15	2.05	2.20	(.12)	(.13)	(.25)	12.25	21.82		2		.19		.15		.55		1.33
10/31/2016	9.98	.18	.22	.40	(.08)	— [11]	(.08)	10.30	4.03		1		.44		.15		.56		1.80
Class F-3:
4/30/2021[6,7]	13.98	.11	3.44	3.55	(.13)	(.31)	(.44)	17.09	25.74	[8]	2		.03	[9]	.02	[9]	.39	[9]	1.32	[9]
10/31/2020	13.21	.17	1.08	1.25	(.14)	(.34)	(.48)	13.98	9.59		1		.02		.02		.40		1.27
10/31/2019	12.17	.22	1.25	1.47	(.12)	(.31)	(.43)	13.21	12.69		6		.03		.03		.42		1.77
10/31/2018	12.23	.19	(.03)	.16	(.11)	(.11)	(.22)	12.17	1.28		7		.04		.04		.44		1.47
10/31/2017[7,16]	10.65	.09	1.49	1.58	—	—	—	12.23	14.84	[8]	6		.06	[9]	.02	[9]	.42	[9]	1.06	[9]
Class R-1:
4/30/2021[6,7]	13.74	.02	3.39	3.41	(.01)	(.31)	(.32)	16.83	25.06	[8]	4		1.13	[9]	1.13	[9]	1.50	[9]	.23	[9]
10/31/2020	13.01	.04	1.04	1.08	(.01)	(.34)	(.35)	13.74	8.40		3		1.14		1.14		1.52		.28
10/31/2019	12.01	.07	1.26	1.33	(.02)	(.31)	(.33)	13.01	11.47		1		1.10		1.10		1.49		.60
10/31/2018	12.10	.04	— [11]	.04	(.02)	(.11)	(.13)	12.01	.27		1		1.10		1.10		1.50		.33
10/31/2017	10.21	.04	2.04	2.08	(.06)	(.13)	(.19)	12.10	20.68		1		1.17		1.14		1.54		.32
10/31/2016	9.97	.04	.26	.30	(.06)	— [11]	(.06)	10.21	3.06	[14]	—	[12]	1.28	[14]	1.08	[14]	1.49	[14]	.43	[14]
Class R-2:
4/30/2021[6,7]	13.68	.02	3.37	3.39	—	(.31)	(.31)	16.76	25.00	[8]	273		1.12	[9]	1.12	[9]	1.49	[9]	.25	[9]
10/31/2020	12.96	.06	1.02	1.08	(.02)	(.34)	(.36)	13.68	8.42		204		1.12		1.12		1.50		.44
10/31/2019	11.96	.07	1.25	1.32	(.01)	(.31)	(.32)	12.96	11.44		148		1.13		1.13		1.52		.53
10/31/2018	12.06	.04	(.01)	.03	(.02)	(.11)	(.13)	11.96	.22		92		1.14		1.14		1.54		.35
10/31/2017	10.18	.04	2.04	2.08	(.07)	(.13)	(.20)	12.06	20.71		58		1.19		1.15		1.55		.36
10/31/2016	9.93	.03	.27	.30	(.05)	— [11]	(.05)	10.18	3.03		21		1.32		1.15		1.56		.29

See end of tables for footnotes.

68	American Funds Target Date Retirement Series

Financial highlights (continued)

2060 Fund (continued)

		Income from investment operations[1]			Dividends and distributions								Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5,6]		Ratio of net income to average net assets[3]
Class R-2E:
4/30/2021[6,7]	$13.77	$.04	$3.40	$3.44	$(.04)	$(.31)	$(.35)	$16.86	25.21%[8]		$58		.82%[9]		.82%[9]		1.19%[9]		.55%[9]
10/31/2020	13.04	.09	1.04	1.13	(.06)	(.34)	(.40)	13.77	8.74		40		.82		.82		1.20		.71
10/31/2019	12.04	.10	1.26	1.36	(.05)	(.31)	(.36)	13.04	11.75		27		.83		.83		1.22		.79
10/31/2018	12.14	.07	.01	.08	(.07)	(.11)	(.18)	12.04	.57		14		.84		.84		1.24		.58
10/31/2017	10.25	.06	2.05	2.11	(.09)	(.13)	(.22)	12.14	20.94		5		.85		.82		1.22		.52
10/31/2016	9.98	.05	.29	.34	(.07)	— [11]	(.07)	10.25	3.47		—	[12]	.93		.82		1.23		.53
Class R-3:
4/30/2021[6,7]	13.82	.05	3.40	3.45	(.05)	(.31)	(.36)	16.91	25.26	[8]	328		.67	[9]	.67	[9]	1.04	[9]	.69	[9]
10/31/2020	13.08	.11	1.04	1.15	(.07)	(.34)	(.41)	13.82	8.91		236		.67		.67		1.05		.86
10/31/2019	12.07	.12	1.26	1.38	(.06)	(.31)	(.37)	13.08	11.91		158		.68		.68		1.07		.96
10/31/2018	12.15	.10	(.01)	.09	(.06)	(.11)	(.17)	12.07	.69		91		.69		.69		1.09		.77
10/31/2017	10.23	.09	2.05	2.14	(.09)	(.13)	(.22)	12.15	21.25		49		.74		.70		1.10		.79
10/31/2016	9.95	.07	.27	.34	(.06)	— [11]	(.06)	10.23	3.44		19		.90		.72		1.13		.69
Class R-4:
4/30/2021[6,7]	13.92	.07	3.43	3.50	(.08)	(.31)	(.39)	17.03	25.43	[8]	330		.37	[9]	.37	[9]	.74	[9]	.93	[9]
10/31/2020	13.16	.16	1.04	1.20	(.10)	(.34)	(.44)	13.92	9.27		285		.37		.37		.75		1.17
10/31/2019	12.13	.16	1.27	1.43	(.09)	(.31)	(.40)	13.16	12.30		190		.38		.38		.77		1.25
10/31/2018	12.20	.14	(.01)	.13	(.09)	(.11)	(.20)	12.13	.98		105		.39		.39		.79		1.07
10/31/2017	10.27	.12	2.05	2.17	(.11)	(.13)	(.24)	12.20	21.57		57		.43		.40		.80		1.04
10/31/2016	9.97	.10	.27	.37	(.07)	— [11]	(.07)	10.27	3.73		16		.55		.40		.81		1.02
Class R-5E:
4/30/2021[6,7]	13.95	.09	3.44	3.53	(.12)	(.31)	(.43)	17.05	25.59	[8]	184		.17	[9]	.17	[9]	.54	[9]	1.18	[9]
10/31/2020	13.18	.19	1.05	1.24	(.13)	(.34)	(.47)	13.95	9.50		116		.17		.17		.55		1.41
10/31/2019	12.16	.18	1.26	1.44	(.11)	(.31)	(.42)	13.18	12.43		75		.17		.17		.56		1.39
10/31/2018	12.22	.15	.01	.16	(.11)	(.11)	(.22)	12.16	1.22		27		.18		.18		.58		1.21
10/31/2017	10.28	.13	2.06	2.19	(.12)	(.13)	(.25)	12.22	21.79		7		.22		.19		.59		1.13
10/31/2016[7,17]	10.02	.10	.24	.34	(.08)	— [11]	(.08)	10.28	3.41	[8]	1		.24	[9]	.21	[9]	.62	[9]	1.01	[9]
Class R-5:
4/30/2021[6,7]	14.03	.10	3.46	3.56	(.13)	(.31)	(.44)	17.15	25.66	[8]	89		.07	[9]	.07	[9]	.44	[9]	1.30	[9]
10/31/2020	13.25	.20	1.06	1.26	(.14)	(.34)	(.48)	14.03	9.60		66		.07		.07		.45		1.51
10/31/2019	12.21	.20	1.26	1.46	(.11)	(.31)	(.42)	13.25	12.59		48		.08		.08		.47		1.61
10/31/2018	12.26	.18	(.01)	.17	(.11)	(.11)	(.22)	12.21	1.31		35		.10		.10		.50		1.38
10/31/2017	10.31	.14	2.07	2.21	(.13)	(.13)	(.26)	12.26	21.90		47		.13		.09		.49		1.25
10/31/2016	9.99	.12	.27	.39	(.07)	— [11]	(.07)	10.31	4.02		8		.23		.10		.51		1.22
Class R-6:
4/30/2021[6,7]	14.04	.11	3.45	3.56	(.13)	(.31)	(.44)	17.16	25.70	[8]	2,920		.02	[9]	.02	[9]	.39	[9]	1.33	[9]
10/31/2020	13.26	.20	1.06	1.26	(.14)	(.34)	(.48)	14.04	9.64		1,888		.02		.02		.40		1.48
10/31/2019	12.22	.20	1.27	1.47	(.12)	(.31)	(.43)	13.26	12.64		1,069		.03		.03		.42		1.57
10/31/2018	12.27	.18	(.01)	.17	(.11)	(.11)	(.22)	12.22	1.36		477		.04		.04		.44		1.41
10/31/2017	10.32	.15	2.06	2.21	(.13)	(.13)	(.26)	12.27	21.90		186		.08		.05		.45		1.29
10/31/2016	9.99	.13	.28	.41	(.08)	— [11]	(.08)	10.32	4.13		25		.20		.05		.46		1.32

See end of tables for footnotes.

American Funds Target Date Retirement Series	69

Financial highlights (continued)

2055 Fund

		Income from investment operations[1]			Dividends and distributions								Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5,6]		Ratio of net income to average net assets[3]
Class A:
4/30/2021[6,7]	$20.85	$.12	$5.13	$5.25	$(.15)	$(.55)	$(.70)	$25.40	25.48%[8]		$1,008		.34%[9]		.34%[9]		.71%[9]		1.03%[9]
10/31/2020	19.83	.24	1.58	1.82	(.17)	(.63)	(.80)	20.85	9.27		752		.35		.35		.73		1.21
10/31/2019	18.45	.25	1.88	2.13	(.15)	(.60)	(.75)	19.83	12.31		581		.36		.36		.75		1.33
10/31/2018	18.66	.22	(.02)	.20	(.14)	(.27)	(.41)	18.45	1.02		431		.34		.34		.74		1.16
10/31/2017	15.82	.22	3.12	3.34	(.13)	(.37)	(.50)	18.66	21.70		369		.34		.34		.74		1.28
10/31/2016	15.86	.18	.39	.57	(.11)	(.50)	(.61)	15.82	3.78		268		.37		.36		.77		1.20
Class C:
4/30/2021[6,7]	20.39	.03	5.02	5.05	(.01)	(.55)	(.56)	24.88	25.00	[8]	93		1.07	[9]	1.07	[9]	1.44	[9]	.29	[9]
10/31/2020	19.42	.09	1.55	1.64	(.04)	(.63)	(.67)	20.39	8.51		71		1.09		1.09		1.47		.48
10/31/2019	18.09	.11	1.85	1.96	(.03)	(.60)	(.63)	19.42	11.43		57		1.11		1.11		1.50		.58
10/31/2018	18.32	.07	(.01)	.06	(.02)	(.27)	(.29)	18.09	.29		42		1.11		1.11		1.51		.39
10/31/2017	15.58	.08	3.07	3.15	(.04)	(.37)	(.41)	18.32	20.66		35		1.13		1.13		1.53		.45
10/31/2016	15.67	.06	.39	.45	(.04)	(.50)	(.54)	15.58	3.01		21		1.15		1.14		1.55		.37
Class T:
4/30/2021[6,7]	20.89	.15	5.12	5.27	(.18)	(.55)	(.73)	25.43	25.57	[8,14]	—	[12]	.15	[9,14]	.15	[9,14]	.52	[9,14]	1.23	[9,14]
10/31/2020	19.85	.29	1.58	1.87	(.20)	(.63)	(.83)	20.89	9.56	[14]	—	[12]	.15	[14]	.15	[14]	.53	[14]	1.46	[14]
10/31/2019	18.47	.30	1.87	2.17	(.19)	(.60)	(.79)	19.85	12.52	[14]	—	[12]	.14	[14]	.14	[14]	.53	[14]	1.60	[14]
10/31/2018	18.68	.27	(.04)	.23	(.17)	(.27)	(.44)	18.47	1.21	[14]	—	[12]	.14	[14]	.14	[14]	.54	[14]	1.39	[14]
10/31/2017[7,15]	16.72	.10	1.86	1.96	—	—	—	18.68	11.72	[8,14]	—	[12]	.14	[9,14]	.14	[9,14]	.54	[9,14]	.95	[9,14]
Class F-1:
4/30/2021[6,7]	20.73	.12	5.09	5.21	(.15)	(.55)	(.70)	25.24	25.45	[8]	49		.37	[9]	.37	[9]	.74	[9]	.98	[9]
10/31/2020	19.71	.23	1.58	1.81	(.16)	(.63)	(.79)	20.73	9.30		34		.37		.37		.75		1.17
10/31/2019	18.36	.25	1.86	2.11	(.16)	(.60)	(.76)	19.71	12.24		22		.38		.38		.77		1.33
10/31/2018	18.58	.21	(.01)	.20	(.15)	(.27)	(.42)	18.36	1.02		18		.37		.37		.77		1.07
10/31/2017	15.78	.17	3.15	3.32	(.15)	(.37)	(.52)	18.58	21.64		9		.37		.37		.77		.98
10/31/2016	15.84	.17	.39	.56	(.12)	(.50)	(.62)	15.78	3.72		1		.40		.39		.80		1.14
Class F-2:
4/30/2021[6,7]	20.89	.15	5.14	5.29	(.20)	(.55)	(.75)	25.43	25.65	[8]	49		.09	[9]	.09	[9]	.46	[9]	1.26	[9]
10/31/2020	19.85	.29	1.59	1.88	(.21)	(.63)	(.84)	20.89	9.61		33		.10		.10		.48		1.47
10/31/2019	18.48	.29	1.88	2.17	(.20)	(.60)	(.80)	19.85	12.55		24		.10		.10		.49		1.55
10/31/2018	18.69	.25	(.01)	.24	(.18)	(.27)	(.45)	18.48	1.24		14		.11		.11		.51		1.28
10/31/2017	15.85	.24	3.14	3.38	(.17)	(.37)	(.54)	18.69	21.92		4		.12		.12		.52		1.40
10/31/2016	15.88	.20	.41	.61	(.14)	(.50)	(.64)	15.85	4.04		1		.14		.13		.54		1.31
Class F-3:
4/30/2021[6,7]	20.93	.16	5.14	5.30	(.21)	(.55)	(.76)	25.47	25.68	[8]	10		.01	[9]	.01	[9]	.38	[9]	1.33	[9]
10/31/2020	19.89	.31	1.59	1.90	(.23)	(.63)	(.86)	20.93	9.67		7		.01		.01		.39		1.57
10/31/2019	18.51	.32	1.87	2.19	(.21)	(.60)	(.81)	19.89	12.65		6		.02		.02		.41		1.70
10/31/2018	18.70	.28	(.01)	.27	(.19)	(.27)	(.46)	18.51	1.41		5		.01		.01		.41		1.44
10/31/2017[7,16]	16.29	.06	2.35	2.41	—	—	—	18.70	14.79	[8]	1		.02	[9]	.02	[9]	.42	[9]	.45	[9]
Class R-1:
4/30/2021[6,7]	20.31	.03	5.00	5.03	(.05)	(.55)	(.60)	24.74	25.04	[8]	10		1.12	[9]	1.12	[9]	1.49	[9]	.25	[9]
10/31/2020	19.34	.08	1.54	1.62	(.02)	(.63)	(.65)	20.31	8.44		5		1.14		1.14		1.52		.42
10/31/2019	18.03	.10	1.84	1.94	(.03)	(.60)	(.63)	19.34	11.36		4		1.14		1.14		1.53		.57
10/31/2018	18.25	.07	(.01)	.06	(.01)	(.27)	(.28)	18.03	.27		4		1.14		1.14		1.54		.35
10/31/2017	15.49	.08	3.05	3.13	— [11]	(.37)	(.37)	18.25	20.63		2		1.15		1.15		1.55		.46
10/31/2016	15.55	.06	.38	.44	—	(.50)	(.50)	15.49	2.98		2		1.20		1.18		1.59		.37
Class R-2:
4/30/2021[6,7]	20.32	.03	4.99	5.02	—	(.55)	(.55)	24.79	24.96	[8]	559		1.11	[9]	1.11	[9]	1.48	[9]	.26	[9]
10/31/2020	19.35	.09	1.54	1.63	(.03)	(.63)	(.66)	20.32	8.49		438		1.12		1.12		1.50		.48
10/31/2019	18.02	.11	1.84	1.95	(.02)	(.60)	(.62)	19.35	11.42		379		1.11		1.11		1.50		.60
10/31/2018	18.25	.08	(.02)	.06	(.02)	(.27)	(.29)	18.02	.29		306		1.12		1.12		1.52		.41
10/31/2017	15.51	.08	3.06	3.14	(.03)	(.37)	(.40)	18.25	20.69		267		1.12		1.12		1.52		.48
10/31/2016	15.58	.07	.37	.44	(.01)	(.50)	(.51)	15.51	2.99		175		1.14		1.13		1.54		.43

See end of tables for footnotes.

70	American Funds Target Date Retirement Series

Financial highlights (continued)

2055 Fund (continued)

		Income from investment operations[1]			Dividends and distributions							Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)	expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5,6]		Ratio of net income to average net assets[3]
Class R-2E:
4/30/2021[6,7]	$20.47	$.07	$5.03	$5.10	$(.06)	$(.55)	$(.61)	$24.96	25.18%[8]		$127	.81%[9]		.81%[9]		1.18%[9]		.56%[9]
10/31/2020	19.50	.15	1.55	1.70	(.10)	(.63)	(.73)	20.47	8.79		98	.81		.81		1.19		.75
10/31/2019	18.17	.15	1.87	2.02	(.09)	(.60)	(.69)	19.50	11.81		74	.81		.81		1.20		.83
10/31/2018	18.44	.12	(.01)	.11	(.11)	(.27)	(.38)	18.17	.52		44	.81		.81		1.21		.63
10/31/2017	15.69	.09	3.14	3.23	(.11)	(.37)	(.48)	18.44	21.10		22	.81		.81		1.21		.51
10/31/2016	15.83	.07	.43	.50	(.14)	(.50)	(.64)	15.69	3.35		4	.82		.82		1.23		.43
Class R-3:
4/30/2021[6,7]	20.59	.08	5.06	5.14	(.08)	(.55)	(.63)	25.10	25.27	[8]	750	.66	[9]	.66	[9]	1.03	[9]	.70	[9]
10/31/2020	19.59	.18	1.56	1.74	(.11)	(.63)	(.74)	20.59	8.98		578	.67		.67		1.05		.91
10/31/2019	18.24	.19	1.86	2.05	(.10)	(.60)	(.70)	19.59	11.92		478	.67		.67		1.06		1.03
10/31/2018	18.46	.16	(.02)	.14	(.09)	(.27)	(.36)	18.24	.70		367	.67		.67		1.07		.83
10/31/2017	15.67	.16	3.09	3.25	(.09)	(.37)	(.46)	18.46	21.27		304	.67		.67		1.07		.92
10/31/2016	15.72	.13	.38	.51	(.06)	(.50)	(.56)	15.67	3.44		187	.73		.71		1.12		.83
Class R-4:
4/30/2021[6,7]	20.81	.11	5.12	5.23	(.13)	(.55)	(.68)	25.36	25.45	[8]	880	.36	[9]	.36	[9]	.73	[9]	.95	[9]
10/31/2020	19.78	.24	1.59	1.83	(.17)	(.63)	(.80)	20.81	9.34		804	.36		.36		.74		1.22
10/31/2019	18.41	.25	1.87	2.12	(.15)	(.60)	(.75)	19.78	12.27		653	.36		.36		.75		1.30
10/31/2018	18.62	.22	(.02)	.20	(.14)	(.27)	(.41)	18.41	1.01		444	.37		.37		.77		1.12
10/31/2017	15.80	.20	3.12	3.32	(.13)	(.37)	(.50)	18.62	21.60		353	.36		.36		.76		1.16
10/31/2016	15.85	.17	.39	.56	(.11)	(.50)	(.61)	15.80	3.73		183	.41		.40		.81		1.13
Class R-5E:
4/30/2021[6,7]	20.81	.14	5.12	5.26	(.19)	(.55)	(.74)	25.33	25.59	[8]	413	.16	[9]	.16	[9]	.53	[9]	1.19	[9]
10/31/2020	19.78	.29	1.57	1.86	(.20)	(.63)	(.83)	20.81	9.53		291	.16		.16		.54		1.46
10/31/2019	18.42	.28	1.87	2.15	(.19)	(.60)	(.79)	19.78	12.48		228	.16		.16		.55		1.50
10/31/2018	18.63	.25	(.01)	.24	(.18)	(.27)	(.45)	18.42	1.23		131	.16		.16		.56		1.29
10/31/2017	15.81	.23	3.13	3.36	(.17)	(.37)	(.54)	18.63	21.85		40	.16		.16		.56		1.33
10/31/2016[7,17]	15.95	.15	.36	.51	(.15)	(.50)	(.65)	15.81	3.40	[8]	10	.17	[9]	.17	[9]	.58	[9]	1.03	[9]
Class R-5:
4/30/2021[6,7]	21.06	.16	5.17	5.33	(.20)	(.55)	(.75)	25.64	25.65	[8]	260	.06	[9]	.06	[9]	.43	[9]	1.31	[9]
10/31/2020	20.00	.32	1.59	1.91	(.22)	(.63)	(.85)	21.06	9.66		203	.06		.06		.44		1.60
10/31/2019	18.61	.32	1.87	2.19	(.20)	(.60)	(.80)	20.00	12.58		209	.07		.07		.46		1.67
10/31/2018	18.81	.28	(.03)	.25	(.18)	(.27)	(.45)	18.61	1.30		193	.07		.07		.47		1.44
10/31/2017	15.94	.25	3.16	3.41	(.17)	(.37)	(.54)	18.81	22.02		228	.07		.07		.47		1.41
10/31/2016	15.97	.22	.39	.61	(.14)	(.50)	(.64)	15.94	4.06		87	.10		.09		.50		1.41
Class R-6:
4/30/2021[6,7]	21.09	.16	5.18	5.34	(.21)	(.55)	(.76)	25.67	25.68	[8]	6,749	.01	[9]	.01	[9]	.38	[9]	1.34	[9]
10/31/2020	20.03	.31	1.61	1.92	(.23)	(.63)	(.86)	21.09	9.70		4,709	.01		.01		.39		1.51
10/31/2019	18.64	.31	1.89	2.20	(.21)	(.60)	(.81)	20.03	12.62		3,140	.02		.02		.41		1.62
10/31/2018	18.83	.28	(.01)	.27	(.19)	(.27)	(.46)	18.64	1.39		1,711	.02		.02		.42		1.44
10/31/2017	15.96	.26	3.16	3.42	(.18)	(.37)	(.55)	18.83	22.04		822	.02		.02		.42		1.47
10/31/2016	15.99	.23	.39	.62	(.15)	(.50)	(.65)	15.96	4.10		255	.05		.04		.45		1.51

See end of tables for footnotes.

American Funds Target Date Retirement Series	71

Financial highlights (continued)

2050 Fund

		Income from investment operations[1]			Dividends and distributions								Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5,6]		Ratio of net income to average net assets[3]
Class A:
4/30/2021[6,7]	$16.67	$.10	$4.09	$4.19	$(.12)	$(.47)	$(.59)	$20.27	25.44%[8]		$1,738		.33%[9]		.33%[9]		.70%[9]		1.05%[9]
10/31/2020	15.88	.20	1.27	1.47	(.14)	(.54)	(.68)	16.67	9.36		1,334		.34		.34		.72		1.24
10/31/2019	14.83	.20	1.50	1.70	(.13)	(.52)	(.65)	15.88	12.23		1,109		.36		.36		.75		1.34
10/31/2018	15.02	.18	(.01)	.17	(.12)	(.24)	(.36)	14.83	1.06		872		.34		.34		.74		1.17
10/31/2017	12.78	.18	2.51	2.69	(.12)	(.33)	(.45)	15.02	21.66		773		.34		.34		.74		1.29
10/31/2016	12.91	.15	.31	.46	(.08)	(.51)	(.59)	12.78	3.76		588		.37		.35		.76		1.22
Class C:
4/30/2021[6,7]	16.25	.03	3.97	4.00	— [11]	(.47)	(.47)	19.78	24.90	[8]	146		1.08	[9]	1.08	[9]	1.45	[9]	.31	[9]
10/31/2020	15.51	.08	1.24	1.32	(.04)	(.54)	(.58)	16.25	8.57		113		1.09		1.09		1.47		.48
10/31/2019	14.49	.09	1.48	1.57	(.03)	(.52)	(.55)	15.51	11.47		91		1.10		1.10		1.49		.59
10/31/2018	14.71	.06	(.02)	.04	(.02)	(.24)	(.26)	14.49	.23		68		1.11		1.11		1.51		.39
10/31/2017	12.55	.06	2.48	2.54	(.05)	(.33)	(.38)	14.71	20.77		54		1.12		1.12		1.52		.45
10/31/2016	12.74	.05	.30	.35	(.03)	(.51)	(.54)	12.55	2.93		32		1.14		1.13		1.54		.39
Class T:
4/30/2021[6,7]	16.70	.12	4.09	4.21	(.15)	(.47)	(.62)	20.29	25.52	[8,14]	—	[12]	.15	[9,14]	.15	[9,14]	.52	[9,14]	1.25	[9,14]
10/31/2020	15.90	.23	1.28	1.51	(.17)	(.54)	(.71)	16.70	9.62	[14]	—	[12]	.15	[14]	.15	[14]	.53	[14]	1.46	[14]
10/31/2019	14.84	.24	1.50	1.74	(.16)	(.52)	(.68)	15.90	12.52	[14]	—	[12]	.14	[14]	.14	[14]	.53	[14]	1.60	[14]
10/31/2018	15.04	.22	(.03)	.19	(.15)	(.24)	(.39)	14.84	1.19	[14]	—	[12]	.14	[14]	.14	[14]	.54	[14]	1.39	[14]
10/31/2017[7,15]	13.46	.08	1.50	1.58	—	—	—	15.04	11.74	[8,14]	—	[12]	.14	[9,14]	.14	[9,14]	.54	[9,14]	.95	[9,14]
Class F-1:
4/30/2021[6,7]	16.56	.09	4.05	4.14	(.12)	(.47)	(.59)	20.11	25.31	[8]	76		.37	[9]	.37	[9]	.74	[9]	1.00	[9]
10/31/2020	15.78	.19	1.27	1.46	(.14)	(.54)	(.68)	16.56	9.35		49		.37		.37		.75		1.18
10/31/2019	14.74	.19	1.50	1.69	(.13)	(.52)	(.65)	15.78	12.27		34		.38		.38		.77		1.30
10/31/2018	14.94	.17	(.01)	.16	(.12)	(.24)	(.36)	14.74	1.02		25		.37		.37		.77		1.08
10/31/2017	12.74	.14	2.52	2.66	(.13)	(.33)	(.46)	14.94	21.58		14		.37		.37		.77		1.04
10/31/2016	12.87	.14	.32	.46	(.08)	(.51)	(.59)	12.74	3.79		2		.39		.38		.79		1.10
Class F-2:
4/30/2021[6,7]	16.68	.12	4.09	4.21	(.16)	(.47)	(.63)	20.26	25.56	[8]	84		.09	[9]	.09	[9]	.46	[9]	1.28	[9]
10/31/2020	15.89	.23	1.28	1.51	(.18)	(.54)	(.72)	16.68	9.61		60		.09		.09		.47		1.46
10/31/2019	14.83	.23	1.51	1.74	(.16)	(.52)	(.68)	15.89	12.60		44		.10		.10		.49		1.52
10/31/2018	15.03	.21	(.02)	.19	(.15)	(.24)	(.39)	14.83	1.22		30		.11		.11		.51		1.34
10/31/2017	12.79	.20	2.52	2.72	(.15)	(.33)	(.48)	15.03	21.94		12		.11		.11		.51		1.42
10/31/2016	12.92	.18	.31	.49	(.11)	(.51)	(.62)	12.79	4.04		5		.13		.12		.53		1.43
Class F-3:
4/30/2021[6,7]	16.73	.12	4.10	4.22	(.17)	(.47)	(.64)	20.31	25.57	[8]	10		.01	[9]	.01	[9]	.38	[9]	1.28	[9]
10/31/2020	15.93	.30	1.23	1.53	(.19)	(.54)	(.73)	16.73	9.74		4		.01		.01		.39		1.87
10/31/2019	14.87	.24	1.52	1.76	(.18)	(.52)	(.70)	15.93	12.66		9		.01		.01		.40		1.56
10/31/2018	15.05	.21	.01	.22	(.16)	(.24)	(.40)	14.87	1.41		3		.01		.01		.41		1.32
10/31/2017[7,16]	13.11	.12	1.82	1.94	—	—	—	15.05	14.80	[8]	—	[12]	.02	[9]	.01	[9]	.41	[9]	1.09	[9]
Class R-1:
4/30/2021[6,7]	16.24	.03	3.98	4.01	(.01)	(.47)	(.48)	19.77	24.93	[8]	19		1.13	[9]	1.13	[9]	1.50	[9]	.28	[9]
10/31/2020	15.49	.07	1.23	1.30	(.01)	(.54)	(.55)	16.24	8.46		14		1.14		1.14		1.52		.44
10/31/2019	14.46	.09	1.48	1.57	(.02)	(.52)	(.54)	15.49	11.46		12		1.13		1.13		1.52		.58
10/31/2018	14.67	.06	(.02)	.04	(.01)	(.24)	(.25)	14.46	.18		11		1.14		1.14		1.54		.37
10/31/2017	12.49	.07	2.46	2.53	(.02)	(.33)	(.35)	14.67	20.75		10		1.14		1.14		1.54		.50
10/31/2016	12.65	.05	.30	.35	—	(.51)	(.51)	12.49	2.92		8		1.18		1.16		1.57		.43
Class R-2:
4/30/2021[6,7]	16.23	.03	3.98	4.01	—	(.47)	(.47)	19.77	24.96	[8]	850		1.11	[9]	1.11	[9]	1.48	[9]	.28	[9]
10/31/2020	15.49	.07	1.24	1.31	(.03)	(.54)	(.57)	16.23	8.52		680		1.11		1.11		1.49		.48
10/31/2019	14.47	.09	1.47	1.56	(.02)	(.52)	(.54)	15.49	11.40		598		1.11		1.11		1.50		.61
10/31/2018	14.68	.06	(.01)	.05	(.02)	(.24)	(.26)	14.47	.26		498		1.11		1.11		1.51		.41
10/31/2017	12.51	.07	2.46	2.53	(.03)	(.33)	(.36)	14.68	20.74		460		1.10		1.10		1.50		.51
10/31/2016	12.66	.06	.30	.36	—	(.51)	(.51)	12.51	3.00		338		1.13		1.12		1.53		.46

See end of tables for footnotes.

72	American Funds Target Date Retirement Series

Financial highlights (continued)

2050 Fund (continued)

		Income from investment operations[1]			Dividends and distributions							Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)	expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5,6]		Ratio of net income to average net assets[3]
Class R-2E:
4/30/2021[6,7]	$16.34	$.05	$4.01	$4.06	$(.04)	$(.47)	$(.51)	$19.89	25.15%[8]		$208	.81%[9]		.81%[9]		1.18%[9]		.58%[9]
10/31/2020	15.59	.12	1.25	1.37	(.08)	(.54)	(.62)	16.34	8.85		163	.81		.81		1.19		.77
10/31/2019	14.58	.13	1.47	1.60	(.07)	(.52)	(.59)	15.59	11.70		136	.81		.81		1.20		.86
10/31/2018	14.81	.10	— [11]	.10	(.09)	(.24)	(.33)	14.58	.59		94	.81		.81		1.21		.64
10/31/2017	12.64	.08	2.52	2.60	(.10)	(.33)	(.43)	14.81	21.15		54	.80		.80		1.20		.55
10/31/2016	12.86	.05	.35	.40	(.11)	(.51)	(.62)	12.64	3.27		11	.81		.81		1.22		.42
Class R-3:
4/30/2021[6,7]	16.44	.07	4.03	4.10	(.07)	(.47)	(.54)	20.00	25.20	[8]	1,279	.66	[9]	.66	[9]	1.03	[9]	.73	[9]
10/31/2020	15.68	.15	1.24	1.39	(.09)	(.54)	(.63)	16.44	8.98		1,017	.66		.66		1.04		.93
10/31/2019	14.64	.16	1.48	1.64	(.08)	(.52)	(.60)	15.68	11.93		896	.66		.66		1.05		1.04
10/31/2018	14.84	.13	(.01)	.12	(.08)	(.24)	(.32)	14.64	.73		727	.67		.67		1.07		.85
10/31/2017	12.64	.13	2.48	2.61	(.08)	(.33)	(.41)	14.84	21.24		650	.66		.66		1.06		.94
10/31/2016	12.78	.11	.30	.41	(.04)	(.51)	(.55)	12.64	3.42		441	.71		.70		1.11		.87
Class R-4:
4/30/2021[6,7]	16.62	.09	4.08	4.17	(.10)	(.47)	(.57)	20.22	25.42	[8]	1,399	.36	[9]	.36	[9]	.73	[9]	.97	[9]
10/31/2020	15.84	.20	1.26	1.46	(.14)	(.54)	(.68)	16.62	9.32		1,306	.36		.36		.74		1.23
10/31/2019	14.78	.20	1.50	1.70	(.12)	(.52)	(.64)	15.84	12.31		1,113	.36		.36		.75		1.32
10/31/2018	14.98	.18	(.02)	.16	(.12)	(.24)	(.36)	14.78	1.00		842	.37		.37		.77		1.14
10/31/2017	12.75	.16	2.52	2.68	(.12)	(.33)	(.45)	14.98	21.64		747	.36		.36		.76		1.19
10/31/2016	12.89	.14	.31	.45	(.08)	(.51)	(.59)	12.75	3.70		417	.40		.38		.79		1.15
Class R-5E:
4/30/2021[6,7]	16.63	.12	4.07	4.19	(.15)	(.47)	(.62)	20.20	25.52	[8]	670	.16	[9]	.16	[9]	.53	[9]	1.22	[9]
10/31/2020	15.84	.23	1.27	1.50	(.17)	(.54)	(.71)	16.63	9.58		500	.16		.16		.54		1.47
10/31/2019	14.80	.22	1.50	1.72	(.16)	(.52)	(.68)	15.84	12.45		423	.16		.16		.55		1.46
10/31/2018	14.99	.20	— [11]	.20	(.15)	(.24)	(.39)	14.80	1.26		227	.15		.15		.55		1.26
10/31/2017	12.76	.19	2.51	2.70	(.14)	(.33)	(.47)	14.99	21.89		80	.15		.15		.55		1.35
10/31/2016[7,17]	12.98	.12	.29	.41	(.12)	(.51)	(.63)	12.76	3.36	[8]	26	.17	[9]	.17	[9]	.58	[9]	1.03	[9]
Class R-5:
4/30/2021[6,7]	16.84	.13	4.12	4.25	(.16)	(.47)	(.63)	20.46	25.58	[8]	399	.06	[9]	.06	[9]	.43	[9]	1.33	[9]
10/31/2020	16.03	.26	1.27	1.53	(.18)	(.54)	(.72)	16.84	9.68		317	.06		.06		.44		1.61
10/31/2019	14.96	.26	1.50	1.76	(.17)	(.52)	(.69)	16.03	12.58		351	.06		.06		.45		1.69
10/31/2018	15.14	.23	(.01)	.22	(.16)	(.24)	(.40)	14.96	1.36		357	.07		.07		.47		1.48
10/31/2017	12.88	.20	2.54	2.74	(.15)	(.33)	(.48)	15.14	21.96		487	.06		.06		.46		1.45
10/31/2016	13.00	.18	.32	.50	(.11)	(.51)	(.62)	12.88	4.08		216	.09		.08		.49		1.44
Class R-6:
4/30/2021[6,7]	16.79	.13	4.11	4.24	(.17)	(.47)	(.64)	20.39	25.60	[8]	11,518	.01	[9]	.01	[9]	.38	[9]	1.36	[9]
10/31/2020	15.98	.25	1.29	1.54	(.19)	(.54)	(.73)	16.79	9.76		8,138	.01		.01		.39		1.53
10/31/2019	14.92	.25	1.51	1.76	(.18)	(.52)	(.70)	15.98	12.61		5,959	.01		.01		.40		1.63
10/31/2018	15.10	.23	(.01)	.22	(.16)	(.24)	(.40)	14.92	1.41		3,578	.01		.01		.41		1.45
10/31/2017	12.85	.21	2.52	2.73	(.15)	(.33)	(.48)	15.10	21.98		2,004	.02		.02		.42		1.49
10/31/2016	12.97	.19	.32	.51	(.12)	(.51)	(.63)	12.85	4.15		781	.04		.02		.43		1.50

See end of tables for footnotes.

American Funds Target Date Retirement Series	73

Financial highlights (continued)

2045 Fund

		Income from investment operations[1]			Dividends and distributions								Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5,6]		Ratio of net income to average net assets[3]
Class A:
4/30/2021[6,7]	$16.96	$.11	$4.08	$4.19	$(.14)	$(.47)	$(.61)	$20.54	25.00%[8]		$1,933		.32%[9]		.32%[9]		.69%[9]		1.13%[9]
10/31/2020	16.20	.21	1.25	1.46	(.16)	(.54)	(.70)	16.96	9.14		1,507		.34		.34		.72		1.29
10/31/2019	15.13	.21	1.53	1.74	(.14)	(.53)	(.67)	16.20	12.30		1,254		.35		.35		.74		1.40
10/31/2018	15.34	.19	(.05)	.14	(.12)	(.23)	(.35)	15.13	.92		998		.33		.33		.72		1.22
10/31/2017	13.07	.18	2.54	2.72	(.12)	(.33)	(.45)	15.34	21.46		908		.33		.33		.73		1.31
10/31/2016	13.19	.16	.31	.47	(.08)	(.51)	(.59)	13.07	3.76		688		.36		.34		.75		1.24
Class C:
4/30/2021[6,7]	16.55	.04	3.98	4.02	(.02)	(.47)	(.49)	20.08	24.55	[8]	151		1.07	[9]	1.07	[9]	1.44	[9]	.37	[9]
10/31/2020	15.83	.09	1.22	1.31	(.05)	(.54)	(.59)	16.55	8.39		117		1.09		1.09		1.47		.55
10/31/2019	14.80	.10	1.50	1.60	(.04)	(.53)	(.57)	15.83	11.43		98		1.10		1.10		1.49		.63
10/31/2018	15.04	.07	(.05)	.02	(.03)	(.23)	(.26)	14.80	.10		74		1.10		1.10		1.49		.44
10/31/2017	12.85	.07	2.50	2.57	(.05)	(.33)	(.38)	15.04	20.53		63		1.12		1.12		1.52		.48
10/31/2016	13.03	.05	.31	.36	(.03)	(.51)	(.54)	12.85	2.92		39		1.14		1.12		1.53		.39
Class T:
4/30/2021[6,7]	16.98	.13	4.09	4.22	(.17)	(.47)	(.64)	20.56	25.17	[8,14]	—	[12]	.15	[9,14]	.15	[9,14]	.52	[9,14]	1.32	[9,14]
10/31/2020	16.21	.25	1.25	1.50	(.19)	(.54)	(.73)	16.98	9.39	[14]	—	[12]	.15	[14]	.15	[14]	.53	[14]	1.52	[14]
10/31/2019	15.15	.25	1.51	1.76	(.17)	(.53)	(.70)	16.21	12.45	[14]	—	[12]	.14	[14]	.14	[14]	.53	[14]	1.65	[14]
10/31/2018	15.36	.23	(.06)	.17	(.15)	(.23)	(.38)	15.15	1.12	[14]	—	[12]	.14	[14]	.14	[14]	.53	[14]	1.43	[14]
10/31/2017[7,15]	13.76	.08	1.52	1.60	—	—	—	15.36	11.63	[8,14]	—	[12]	.14	[9,14]	.14	[9,14]	.54	[9,14]	.98	[9,14]
Class F-1:
4/30/2021[6,7]	16.85	.10	4.06	4.16	(.14)	(.47)	(.61)	20.40	24.99	[8]	88		.37	[9]	.37	[9]	.74	[9]	1.06	[9]
10/31/2020	16.09	.20	1.25	1.45	(.15)	(.54)	(.69)	16.85	9.18		57		.37		.37		.75		1.24
10/31/2019	15.05	.20	1.52	1.72	(.15)	(.53)	(.68)	16.09	12.19		43		.38		.38		.77		1.34
10/31/2018	15.27	.18	(.04)	.14	(.13)	(.23)	(.36)	15.05	.89		30		.37		.37		.76		1.12
10/31/2017	13.04	.15	2.55	2.70	(.14)	(.33)	(.47)	15.27	21.38		16		.37		.37		.77		1.02
10/31/2016	13.16	.13	.34	.47	(.08)	(.51)	(.59)	13.04	3.77		2		.38		.37		.78		1.05
Class F-2:
4/30/2021[6,7]	16.99	.13	4.09	4.22	(.18)	(.47)	(.65)	20.56	25.16	[8]	108		.09	[9]	.09	[9]	.46	[9]	1.34	[9]
10/31/2020	16.22	.25	1.26	1.51	(.20)	(.54)	(.74)	16.99	9.44		77		.10		.10		.48		1.54
10/31/2019	15.16	.25	1.52	1.77	(.18)	(.53)	(.71)	16.22	12.55		58		.10		.10		.49		1.59
10/31/2018	15.37	.21	(.03)	.18	(.16)	(.23)	(.39)	15.16	1.16		32		.10		.10		.49		1.33
10/31/2017	13.10	.20	2.55	2.75	(.15)	(.33)	(.48)	15.37	21.70		9		.11		.11		.51		1.40
10/31/2016	13.22	.18	.32	.50	(.11)	(.51)	(.62)	13.10	3.99		3		.12		.11		.52		1.38
Class F-3:
4/30/2021[6,7]	17.01	.13	4.10	4.23	(.19)	(.47)	(.66)	20.58	25.22	[8]	10		.01	[9]	.01	[9]	.38	[9]	1.39	[9]
10/31/2020	16.23	.25	1.28	1.53	(.21)	(.54)	(.75)	17.01	9.57		5		.01		.01		.39		1.54
10/31/2019	15.17	.27	1.51	1.78	(.19)	(.53)	(.72)	16.23	12.59		3		.01		.01		.40		1.73
10/31/2018	15.37	.24	(.04)	.20	(.17)	(.23)	(.40)	15.17	1.27		2		.01		.01		.40		1.51
10/31/2017[7,16]	13.40	.13	1.84	1.97	—	—	—	15.37	14.70	[8]	1		.02	[9]	.01	[9]	.41	[9]	1.14	[9]
Class R-1:
4/30/2021[6,7]	16.53	.03	3.98	4.01	(.03)	(.47)	(.50)	20.04	24.53	[8]	25		1.12	[9]	1.12	[9]	1.49	[9]	.34	[9]
10/31/2020	15.81	.07	1.23	1.30	(.04)	(.54)	(.58)	16.53	8.30		17		1.13		1.13		1.51		.47
10/31/2019	14.78	.09	1.49	1.58	(.02)	(.53)	(.55)	15.81	11.34		13		1.13		1.13		1.52		.62
10/31/2018	15.01	.06	(.04)	.02	(.02)	(.23)	(.25)	14.78	.13		11		1.13		1.13		1.52		.41
10/31/2017	12.79	.08	2.48	2.56	(.01)	(.33)	(.34)	15.01	20.46		9		1.14		1.14		1.54		.55
10/31/2016	12.94	.05	.31	.36	—	(.51)	(.51)	12.79	2.91		9		1.18		1.16		1.57		.42
Class R-2:
4/30/2021[6,7]	16.46	.03	3.96	3.99	(.01)	(.47)	(.48)	19.97	24.52	[8]	1,066		1.11	[9]	1.11	[9]	1.48	[9]	.35	[9]
10/31/2020	15.75	.09	1.20	1.29	(.04)	(.54)	(.58)	16.46	8.30		859		1.11		1.11		1.49		.55
10/31/2019	14.72	.10	1.49	1.59	(.03)	(.53)	(.56)	15.75	11.43		784		1.11		1.11		1.50		.66
10/31/2018	14.95	.07	(.05)	.02	(.02)	(.23)	(.25)	14.72	.13		665		1.11		1.11		1.50		.45
10/31/2017	12.76	.07	2.49	2.56	(.04)	(.33)	(.37)	14.95	20.53		622		1.10		1.10		1.50		.53
10/31/2016	12.90	.06	.31	.37	—	(.51)	(.51)	12.76	2.99		455		1.13		1.12		1.53		.47

See end of tables for footnotes.

74	American Funds Target Date Retirement Series

Financial highlights (continued)

2045 Fund (continued)

		Income from investment operations[1]			Dividends and distributions							Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)	expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5,6]		Ratio of net income to average net assets[3]
Class R-2E:
4/30/2021[6,7]	$16.63	$.06	$4.01	$4.07	$(.06)	$(.47)	$(.53)	$20.17	24.75%[8]		$306	.81%[9]		.81%[9]		1.18%[9]		.65%[9]
10/31/2020	15.90	.13	1.23	1.36	(.09)	(.54)	(.63)	16.63	8.68		241	.81		.81		1.19		.83
10/31/2019	14.87	.14	1.50	1.64	(.08)	(.53)	(.61)	15.90	11.73		212	.81		.81		1.20		.91
10/31/2018	15.14	.11	(.04)	.07	(.11)	(.23)	(.34)	14.87	.43		151	.81		.81		1.20		.71
10/31/2017	12.94	.08	2.55	2.63	(.10)	(.33)	(.43)	15.14	20.92		103	.80		.80		1.20		.59
10/31/2016	13.15	.06	.35	.41	(.11)	(.51)	(.62)	12.94	3.29		19	.81		.81		1.22		.44
Class R-3:
4/30/2021[6,7]	16.71	.08	4.02	4.10	(.08)	(.47)	(.55)	20.26	24.84	[8]	1,439	.66	[9]	.66	[9]	1.03	[9]	.79	[9]
10/31/2020	15.97	.16	1.23	1.39	(.11)	(.54)	(.65)	16.71	8.83		1,143	.66		.66		1.04		.99
10/31/2019	14.93	.17	1.49	1.66	(.09)	(.53)	(.62)	15.97	11.86		1,027	.66		.66		1.05		1.10
10/31/2018	15.15	.14	(.05)	.09	(.08)	(.23)	(.31)	14.93	.59		857	.66		.66		1.05		.89
10/31/2017	12.92	.13	2.52	2.65	(.09)	(.33)	(.42)	15.15	21.06		794	.66		.66		1.06		.97
10/31/2016	13.05	.11	.32	.43	(.05)	(.51)	(.56)	12.92	3.41		535	.71		.70		1.11		.88
Class R-4:
4/30/2021[6,7]	16.91	.10	4.08	4.18	(.12)	(.47)	(.59)	20.50	25.04	[8]	1,614	.36	[9]	.36	[9]	.73	[9]	1.02	[9]
10/31/2020	16.15	.21	1.24	1.45	(.15)	(.54)	(.69)	16.91	9.15		1,544	.36		.36		.74		1.29
10/31/2019	15.09	.21	1.52	1.73	(.14)	(.53)	(.67)	16.15	12.23		1,363	.36		.36		.75		1.37
10/31/2018	15.31	.19	(.06)	.13	(.12)	(.23)	(.35)	15.09	.86		1,020	.36		.36		.75		1.18
10/31/2017	13.05	.17	2.54	2.71	(.12)	(.33)	(.45)	15.31	21.42		930	.36		.36		.76		1.21
10/31/2016	13.17	.15	.32	.47	(.08)	(.51)	(.59)	13.05	3.78		522	.39		.38		.79		1.17
Class R-5E:
4/30/2021[6,7]	16.91	.12	4.08	4.20	(.17)	(.47)	(.64)	20.47	25.16	[8]	822	.16	[9]	.16	[9]	.53	[9]	1.28	[9]
10/31/2020	16.15	.25	1.23	1.48	(.18)	(.54)	(.72)	16.91	9.34		602	.16		.16		.54		1.55
10/31/2019	15.10	.23	1.53	1.76	(.18)	(.53)	(.71)	16.15	12.46		531	.16		.16		.55		1.52
10/31/2018	15.31	.20	(.02)	.18	(.16)	(.23)	(.39)	15.10	1.14		301	.15		.15		.54		1.28
10/31/2017	13.05	.20	2.54	2.74	(.15)	(.33)	(.48)	15.31	21.67		79	.15		.15		.55		1.39
10/31/2016[7,17]	13.26	.13	.29	.42	(.12)	(.51)	(.63)	13.05	3.37	[8]	30	.17	[9]	.17	[9]	.58	[9]	1.06	[9]
Class R-5:
4/30/2021[6,7]	17.15	.14	4.12	4.26	(.18)	(.47)	(.65)	20.76	25.19	[8]	444	.06	[9]	.06	[9]	.43	[9]	1.41	[9]
10/31/2020	16.36	.27	1.26	1.53	(.20)	(.54)	(.74)	17.15	9.50		361	.06		.06		.44		1.67
10/31/2019	15.28	.27	1.52	1.79	(.18)	(.53)	(.71)	16.36	12.57		395	.06		.06		.45		1.75
10/31/2018	15.48	.24	(.05)	.19	(.16)	(.23)	(.39)	15.28	1.21		417	.07		.07		.46		1.49
10/31/2017	13.18	.21	2.58	2.79	(.16)	(.33)	(.49)	15.48	21.82		614	.06		.06		.46		1.47
10/31/2016	13.30	.19	.31	.50	(.11)	(.51)	(.62)	13.18	3.99		255	.09		.08		.49		1.47
Class R-6:
4/30/2021[6,7]	17.08	.14	4.11	4.25	(.19)	(.47)	(.66)	20.67	25.23	[8]	13,324	.01	[9]	.01	[9]	.38	[9]	1.43	[9]
10/31/2020	16.30	.26	1.27	1.53	(.21)	(.54)	(.75)	17.08	9.53		9,561	.01		.01		.39		1.59
10/31/2019	15.23	.26	1.53	1.79	(.19)	(.53)	(.72)	16.30	12.61		7,082	.01		.01		.40		1.69
10/31/2018	15.43	.24	(.04)	.20	(.17)	(.23)	(.40)	15.23	1.27		4,328	.01		.01		.40		1.50
10/31/2017	13.14	.22	2.56	2.78	(.16)	(.33)	(.49)	15.43	21.85		2,392	.01		.01		.41		1.54
10/31/2016	13.26	.20	.31	.51	(.12)	(.51)	(.63)	13.14	4.05		983	.03		.02		.43		1.54

See end of tables for footnotes.

American Funds Target Date Retirement Series	75

Financial highlights (continued)

2040 Fund

		Income from investment operations[1]			Dividends and distributions								Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5,6]		Ratio of net income to average net assets[3]
Class A:
4/30/2021[6,7]	$16.64	$.11	$3.89	$4.00	$(.14)	$(.46)	$(.60)	$20.04	24.40%[8]		$2,596		.34%[9]		.34%[9]		.71%[9]		1.19%[9]
10/31/2020	15.92	.22	1.19	1.41	(.16)	(.53)	(.69)	16.64	9.02		2,039		.34		.34		.71		1.36
10/31/2019	14.90	.22	1.47	1.69	(.15)	(.52)	(.67)	15.92	12.15		1,735		.36		.36		.74		1.44
10/31/2018	15.13	.20	(.07)	.13	(.13)	(.23)	(.36)	14.90	.86		1,399		.34		.34		.73		1.27
10/31/2017	12.95	.19	2.45	2.64	(.13)	(.33)	(.46)	15.13	21.02		1,296		.34		.34		.74		1.36
10/31/2016	13.12	.16	.30	.46	(.10)	(.53)	(.63)	12.95	3.72		1,012		.36		.35		.76		1.29
Class C:
4/30/2021[6,7]	16.24	.04	3.81	3.85	(.03)	(.46)	(.49)	19.60	23.97	[8]	183		1.07	[9]	1.07	[9]	1.44	[9]	.45	[9]
10/31/2020	15.57	.10	1.16	1.26	(.06)	(.53)	(.59)	16.24	8.19		142		1.09		1.09		1.46		.61
10/31/2019	14.59	.10	1.45	1.55	(.05)	(.52)	(.57)	15.57	11.30		124		1.10		1.10		1.48		.69
10/31/2018	14.85	.07	(.06)	.01	(.04)	(.23)	(.27)	14.59	.05		95		1.10		1.10		1.49		.49
10/31/2017	12.74	.07	2.43	2.50	(.06)	(.33)	(.39)	14.85	20.14		78		1.11		1.11		1.51		.54
10/31/2016	12.97	.06	.29	.35	(.05)	(.53)	(.58)	12.74	2.88		48		1.13		1.12		1.53		.45
Class T:
4/30/2021[6,7]	16.66	.13	3.90	4.03	(.17)	(.46)	(.63)	20.06	24.56	[8,14]	—	[12]	.15	[9,14]	.15	[9,14]	.52	[9,14]	1.39	[9,14]
10/31/2020	15.94	.25	1.19	1.44	(.19)	(.53)	(.72)	16.66	9.21	[14]	—	[12]	.15	[14]	.15	[14]	.52	[14]	1.58	[14]
10/31/2019	14.92	.26	1.46	1.72	(.18)	(.52)	(.70)	15.94	12.39	[14]	—	[12]	.14	[14]	.14	[14]	.52	[14]	1.70	[14]
10/31/2018	15.15	.23	(.06)	.17	(.17)	(.23)	(.40)	14.92	1.06	[14]	—	[12]	.14	[14]	.14	[14]	.53	[14]	1.49	[14]
10/31/2017[7,15]	13.60	.08	1.47	1.55	—	—	—	15.15	11.40	[8,14]	—	[12]	.14	[9,14]	.14	[9,14]	.54	[9,14]	1.03	[9,14]
Class F-1:
4/30/2021[6,7]	16.53	.11	3.87	3.98	(.15)	(.46)	(.61)	19.90	24.38	[8]	144		.37	[9]	.37	[9]	.74	[9]	1.14	[9]
10/31/2020	15.82	.21	1.19	1.40	(.16)	(.53)	(.69)	16.53	9.01		102		.37		.37		.74		1.30
10/31/2019	14.82	.21	1.46	1.67	(.15)	(.52)	(.67)	15.82	12.11		71		.37		.37		.75		1.39
10/31/2018	15.07	.19	(.07)	.12	(.14)	(.23)	(.37)	14.82	.78		50		.37		.37		.76		1.20
10/31/2017	12.92	.16	2.47	2.63	(.15)	(.33)	(.48)	15.07	21.02		30		.37		.37		.77		1.11
10/31/2016	13.10	.15	.30	.45	(.10)	(.53)	(.63)	12.92	3.70		4		.38		.37		.78		1.18
Class F-2:
4/30/2021[6,7]	16.65	.13	3.89	4.02	(.18)	(.46)	(.64)	20.03	24.52	[8]	139		.09	[9]	.09	[9]	.46	[9]	1.42	[9]
10/31/2020	15.93	.25	1.20	1.45	(.20)	(.53)	(.73)	16.65	9.28		98		.09		.09		.46		1.59
10/31/2019	14.91	.25	1.48	1.73	(.19)	(.52)	(.71)	15.93	12.48		76		.10		.10		.48		1.67
10/31/2018	15.15	.22	(.06)	.16	(.17)	(.23)	(.40)	14.91	1.03		49		.10		.10		.49		1.40
10/31/2017	12.97	.20	2.47	2.67	(.16)	(.33)	(.49)	15.15	21.28		13		.11		.11		.51		1.46
10/31/2016	13.14	.19	.30	.49	(.13)	(.53)	(.66)	12.97	3.99		5		.12		.11		.52		1.48
Class F-3:
4/30/2021[6,7]	16.69	.15	3.90	4.05	(.20)	(.46)	(.66)	20.08	24.61	[8]	14		.01	[9]	.01	[9]	.38	[9]	1.53	[9]
10/31/2020	15.97	.26	1.20	1.46	(.21)	(.53)	(.74)	16.69	9.33		8		.01		.01		.38		1.59
10/31/2019	14.94	.28	1.47	1.75	(.20)	(.52)	(.72)	15.97	12.60		4		.01		.01		.39		1.84
10/31/2018	15.17	.23	(.05)	.18	(.18)	(.23)	(.41)	14.94	1.15		3		.01		.01		.40		1.48
10/31/2017[7,16]	13.25	.14	1.78	1.92	—	—	—	15.17	14.49	[8]	1		.01	[9]	.01	[9]	.41	[9]	1.25	[9]
Class R-1:
4/30/2021[6,7]	16.25	.04	3.80	3.84	(.03)	(.46)	(.49)	19.60	23.90	[8]	31		1.12	[9]	1.12	[9]	1.49	[9]	.40	[9]
10/31/2020	15.56	.09	1.16	1.25	(.03)	(.53)	(.56)	16.25	8.16		22		1.14		1.14		1.51		.58
10/31/2019	14.57	.10	1.45	1.55	(.04)	(.52)	(.56)	15.56	11.29		21		1.13		1.13		1.51		.68
10/31/2018	14.80	.07	(.06)	.01	(.01)	(.23)	(.24)	14.57	.04		19		1.13		1.13		1.52		.46
10/31/2017	12.67	.08	2.40	2.48	(.02)	(.33)	(.35)	14.80	20.07		17		1.14		1.14		1.54		.60
10/31/2016	12.85	.06	.29	.35	—	(.53)	(.53)	12.67	2.90		17		1.18		1.16		1.57		.48
Class R-2:
4/30/2021[6,7]	16.19	.04	3.78	3.82	(.02)	(.46)	(.48)	19.53	23.89	[8]	1,281		1.11	[9]	1.11	[9]	1.48	[9]	.43	[9]
10/31/2020	15.51	.09	1.17	1.26	(.05)	(.53)	(.58)	16.19	8.21		1,040		1.11		1.11		1.48		.60
10/31/2019	14.52	.11	1.44	1.55	(.04)	(.52)	(.56)	15.51	11.34		962		1.11		1.11		1.49		.72
10/31/2018	14.77	.08	(.07)	.01	(.03)	(.23)	(.26)	14.52	.05		856		1.11		1.11		1.50		.51
10/31/2017	12.66	.08	2.40	2.48	(.04)	(.33)	(.37)	14.77	20.10		819		1.10		1.10		1.50		.59
10/31/2016	12.85	.07	.28	.35	(.01)	(.53)	(.54)	12.66	2.93		624		1.13		1.11		1.52		.53

See end of tables for footnotes.

76	American Funds Target Date Retirement Series

Financial highlights (continued)

2040 Fund (continued)

		Income from investment operations[1]			Dividends and distributions							Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)	expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5,6]		Ratio of net income to average net assets[3]
Class R-2E:
4/30/2021[6,7]	$16.32	$.07	$3.82	$3.89	$(.07)	$(.46)	$(.53)	$19.68	24.11%[8]		$298	.81%[9]		.81%[9]		1.18%[9]		.72%[9]
10/31/2020	15.65	.14	1.16	1.30	(.10)	(.53)	(.63)	16.32	8.42		240	.81		.81		1.18		.89
10/31/2019	14.65	.14	1.47	1.61	(.09)	(.52)	(.61)	15.65	11.75		219	.81		.81		1.19		.96
10/31/2018	14.93	.11	(.06)	.05	(.10)	(.23)	(.33)	14.65	.29		155	.81		.81		1.20		.73
10/31/2017	12.82	.10	2.45	2.55	(.11)	(.33)	(.44)	14.93	20.47		94	.80		.80		1.20		.70
10/31/2016	13.08	.06	.34	.40	(.13)	(.53)	(.66)	12.82	3.25		27	.81		.81		1.22		.49
Class R-3:
4/30/2021[6,7]	16.43	.08	3.85	3.93	(.09)	(.46)	(.55)	19.81	24.23	[8]	1,873	.66	[9]	.66	[9]	1.03	[9]	.87	[9]
10/31/2020	15.74	.17	1.17	1.34	(.12)	(.53)	(.65)	16.43	8.61		1,518	.66		.66		1.03		1.05
10/31/2019	14.72	.17	1.47	1.64	(.10)	(.52)	(.62)	15.74	11.91		1,377	.66		.66		1.04		1.15
10/31/2018	14.97	.15	(.08)	.07	(.09)	(.23)	(.32)	14.72	.45		1,183	.66		.66		1.05		.94
10/31/2017	12.82	.14	2.43	2.57	(.09)	(.33)	(.42)	14.97	20.65		1,117	.65		.65		1.05		1.02
10/31/2016	13.00	.12	.29	.41	(.06)	(.53)	(.59)	12.82	3.37		773	.71		.70		1.11		.94
Class R-4:
4/30/2021[6,7]	16.59	.10	3.89	3.99	(.13)	(.46)	(.59)	19.99	24.39	[8]	2,102	.36	[9]	.36	[9]	.73	[9]	1.11	[9]
10/31/2020	15.88	.22	1.18	1.40	(.16)	(.53)	(.69)	16.59	8.96		1,930	.36		.36		.73		1.35
10/31/2019	14.85	.22	1.48	1.70	(.15)	(.52)	(.67)	15.88	12.23		1,756	.36		.36		.74		1.44
10/31/2018	15.10	.19	(.08)	.11	(.13)	(.23)	(.36)	14.85	.73		1,419	.36		.36		.75		1.24
10/31/2017	12.93	.18	2.45	2.63	(.13)	(.33)	(.46)	15.10	20.99		1,364	.35		.35		.75		1.28
10/31/2016	13.10	.15	.31	.46	(.10)	(.53)	(.63)	12.93	3.75		825	.39		.38		.79		1.23
Class R-5E:
4/30/2021[6,7]	16.60	.13	3.89	4.02	(.18)	(.46)	(.64)	19.98	24.54	[8]	1,024	.15	[9]	.15	[9]	.52	[9]	1.36	[9]
10/31/2020	15.88	.26	1.18	1.44	(.19)	(.53)	(.72)	16.60	9.22		783	.16		.16		.53		1.64
10/31/2019	14.87	.23	1.48	1.71	(.18)	(.52)	(.70)	15.88	12.38		770	.16		.16		.54		1.55
10/31/2018	15.11	.20	(.04)	.16	(.17)	(.23)	(.40)	14.87	1.00		424	.15		.15		.54		1.31
10/31/2017	12.94	.19	2.47	2.66	(.16)	(.33)	(.49)	15.11	21.21		131	.14		.14		.54		1.38
10/31/2016[7,17]	13.19	.13	.29	.42	(.14)	(.53)	(.67)	12.94	3.41	[8]	48	.16	[9]	.16	[9]	.57	[9]	1.11	[9]
Class R-5:
4/30/2021[6,7]	16.81	.14	3.93	4.07	(.19)	(.46)	(.65)	20.23	24.56	[8]	550	.06	[9]	.06	[9]	.43	[9]	1.48	[9]
10/31/2020	16.08	.28	1.19	1.47	(.21)	(.53)	(.74)	16.81	9.27		454	.06		.06		.43		1.73
10/31/2019	15.03	.27	1.49	1.76	(.19)	(.52)	(.71)	16.08	12.59		510	.06		.06		.44		1.80
10/31/2018	15.27	.25	(.09)	.16	(.17)	(.23)	(.40)	15.03	1.03		541	.06		.06		.45		1.56
10/31/2017	13.06	.22	2.48	2.70	(.16)	(.33)	(.49)	15.27	21.39		791	.06		.06		.46		1.53
10/31/2016	13.22	.19	.31	.50	(.13)	(.53)	(.66)	13.06	4.05		370	.09		.07		.48		1.53
Class R-6:
4/30/2021[6,7]	16.75	.14	3.93	4.07	(.20)	(.46)	(.66)	20.16	24.64	[8]	17,201	.01	[9]	.01	[9]	.38	[9]	1.50	[9]
10/31/2020	16.02	.27	1.20	1.47	(.21)	(.53)	(.74)	16.75	9.36		12,454	.01		.01		.38		1.65
10/31/2019	14.99	.27	1.48	1.75	(.20)	(.52)	(.72)	16.02	12.56		9,766	.01		.01		.39		1.75
10/31/2018	15.22	.24	(.06)	.18	(.18)	(.23)	(.41)	14.99	1.15		6,262	.01		.01		.40		1.56
10/31/2017	13.02	.22	2.48	2.70	(.17)	(.33)	(.50)	15.22	21.43		3,997	.01		.01		.41		1.59
10/31/2016	13.19	.20	.30	.50	(.14)	(.53)	(.67)	13.02	4.04		1,824	.03		.02		.43		1.58

See end of tables for footnotes.

American Funds Target Date Retirement Series	77

Financial highlights (continued)

2035 Fund

		Income (loss) from investment operations[1]				Dividends and distributions								Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations		Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5,6]		Ratio of net income to average net assets[3]
Class A:
4/30/2021[6,7]	$16.21	$.12	$3.43	$3.55		$(.18)	$(.45)	$(.63)	$19.13	22.21%[8]		$2,968		.33%[9]		.33%[9]		.68%[9]		1.30%[9]
10/31/2020	15.54	.22	1.12	1.34		(.18)	(.49)	(.67)	16.21	8.72		2,364		.35		.35		.71		1.41
10/31/2019	14.55	.23	1.40	1.63		(.16)	(.48)	(.64)	15.54	11.96		2,036		.36		.36		.73		1.52
10/31/2018	14.79	.20	(.09)	.11		(.14)	(.21)	(.35)	14.55	.71		1,638		.34		.34		.72		1.33
10/31/2017	12.75	.19	2.29	2.48		(.13)	(.31)	(.44)	14.79	20.07		1,504		.33		.33		.72		1.40
10/31/2016	12.98	.17	.28	.45		(.09)	(.59)	(.68)	12.75	3.73		1,166		.37		.35		.75		1.33
Class C:
4/30/2021[6,7]	15.84	.05	3.35	3.40		(.06)	(.45)	(.51)	18.73	21.77	[8]	213		1.07	[9]	1.07	[9]	1.42	[9]	.55	[9]
10/31/2020	15.22	.10	1.08	1.18		(.07)	(.49)	(.56)	15.84	7.84		168		1.09		1.09		1.45		.66
10/31/2019	14.26	.11	1.39	1.50		(.06)	(.48)	(.54)	15.22	11.13		148		1.10		1.10		1.47		.77
10/31/2018	14.52	.08	(.08)	—	[11]	(.05)	(.21)	(.26)	14.26	(.05)		118		1.10		1.10		1.48		.55
10/31/2017	12.54	.08	2.27	2.35		(.06)	(.31)	(.37)	14.52	19.22		97		1.11		1.11		1.50		.59
10/31/2016	12.82	.06	.29	.35		(.04)	(.59)	(.63)	12.54	2.93		62		1.13		1.12		1.52		.51
Class T:
4/30/2021[6,7]	16.23	.14	3.43	3.57		(.21)	(.45)	(.66)	19.14	22.32	[8,14]	—	[12]	.15	[9,14]	.15	[9,14]	.50	[9,14]	1.50	[9,14]
10/31/2020	15.57	.26	1.10	1.36		(.21)	(.49)	(.70)	16.23	8.84	[14]	—	[12]	.15	[14]	.15	[14]	.51	[14]	1.64	[14]
10/31/2019	14.57	.26	1.41	1.67		(.19)	(.48)	(.67)	15.57	12.26	[14]	—	[12]	.14	[14]	.14	[14]	.51	[14]	1.78	[14]
10/31/2018	14.81	.23	(.09)	.14		(.17)	(.21)	(.38)	14.57	.91	[14]	—	[12]	.14	[14]	.14	[14]	.52	[14]	1.55	[14]
10/31/2017[7,15]	13.35	.09	1.37	1.46		—	—	—	14.81	10.94	[8,14]	—	[12]	.13	[9,14]	.13	[9,14]	.52	[9,14]	1.07	[9,14]
Class F-1:
4/30/2021[6,7]	16.11	.11	3.41	3.52		(.18)	(.45)	(.63)	19.00	22.18	[8]	181		.37	[9]	.37	[9]	.72	[9]	1.25	[9]
10/31/2020	15.46	.21	1.10	1.31		(.17)	(.49)	(.66)	16.11	8.62		124		.37		.37		.73		1.36
10/31/2019	14.48	.22	1.40	1.62		(.16)	(.48)	(.64)	15.46	11.95		90		.37		.37		.74		1.47
10/31/2018	14.73	.19	(.09)	.10		(.14)	(.21)	(.35)	14.48	.69		66		.37		.37		.75		1.26
10/31/2017	12.72	.17	2.31	2.48		(.16)	(.31)	(.47)	14.73	20.11		44		.37		.37		.76		1.20
10/31/2016	12.96	.15	.29	.44		(.09)	(.59)	(.68)	12.72	3.68		6		.39		.38		.78		1.22
Class F-2:
4/30/2021[6,7]	16.22	.14	3.44	3.58		(.22)	(.45)	(.67)	19.13	22.41	[8]	191		.09	[9]	.09	[9]	.44	[9]	1.53	[9]
10/31/2020	15.56	.26	1.10	1.36		(.21)	(.49)	(.70)	16.22	8.90		135		.09		.09		.45		1.65
10/31/2019	14.57	.26	1.41	1.67		(.20)	(.48)	(.68)	15.56	12.29		107		.10		.10		.47		1.74
10/31/2018	14.81	.22	(.08)	.14		(.17)	(.21)	(.38)	14.57	.94		75		.10		.10		.48		1.43
10/31/2017	12.76	.21	2.31	2.52		(.16)	(.31)	(.47)	14.81	20.44		20		.11		.11		.50		1.50
10/31/2016	12.99	.18	.30	.48		(.12)	(.59)	(.71)	12.76	3.95		7		.12		.11		.51		1.44
Class F-3:
4/30/2021[6,7]	16.25	.14	3.45	3.59		(.23)	(.45)	(.68)	19.16	22.45	[8]	25		.01	[9]	.01	[9]	.36	[9]	1.58	[9]
10/31/2020	15.58	.27	1.11	1.38		(.22)	(.49)	(.71)	16.25	9.03		16		.01		.01		.37		1.74
10/31/2019	14.59	.23	1.45	1.68		(.21)	(.48)	(.69)	15.58	12.33		14		.01		.01		.38		1.52
10/31/2018	14.82	.22	(.06)	.16		(.18)	(.21)	(.39)	14.59	1.06		10		.01		.01		.39		1.42
10/31/2017[7,16]	13.01	.13	1.68	1.81		—	—	—	14.82	13.91	[8]	2		.01	[9]	.01	[9]	.40	[9]	1.17	[9]
Class R-1:
4/30/2021[6,7]	15.76	.04	3.35	3.39		(.08)	(.45)	(.53)	18.62	21.78	[8]	32		1.12	[9]	1.12	[9]	1.47	[9]	.51	[9]
10/31/2020	15.14	.10	1.07	1.17		(.06)	(.49)	(.55)	15.76	7.80		22		1.13		1.13		1.49		.63
10/31/2019	14.18	.11	1.38	1.49		(.05)	(.48)	(.53)	15.14	11.14		21		1.13		1.13		1.50		.75
10/31/2018	14.42	.08	(.09)	(.01)		(.02)	(.21)	(.23)	14.18	(.11)		17		1.13		1.13		1.51		.54
10/31/2017	12.43	.09	2.24	2.33		(.03)	(.31)	(.34)	14.42	19.19		16		1.13		1.13		1.52		.66
10/31/2016	12.68	.06	.28	.34		—	(.59)	(.59)	12.43	2.89		18		1.17		1.15		1.55		.52
Class R-2:
4/30/2021[6,7]	15.78	.05	3.34	3.39		(.06)	(.45)	(.51)	18.66	21.75	[8]	1,555		1.11	[9]	1.11	[9]	1.46	[9]	.53	[9]
10/31/2020	15.16	.10	1.08	1.18		(.07)	(.49)	(.56)	15.78	7.83		1,287		1.11		1.11		1.47		.66
10/31/2019	14.20	.11	1.38	1.49		(.05)	(.48)	(.53)	15.16	11.12		1,216		1.11		1.11		1.48		.79
10/31/2018	14.45	.08	(.08)	—	[11]	(.04)	(.21)	(.25)	14.20	(.04)		1,051		1.11		1.11		1.49		.57
10/31/2017	12.47	.08	2.25	2.33		(.04)	(.31)	(.35)	14.45	19.20		1,009		1.10		1.10		1.49		.64
10/31/2016	12.71	.07	.28	.35		— [11]	(.59)	(.59)	12.47	3.00		782		1.13		1.11		1.51		.57

See end of tables for footnotes.

78	American Funds Target Date Retirement Series

Financial highlights (continued)

2035 Fund (continued)

		Income (loss) from investment operations[1]			Dividends and distributions							Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)	expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5,6]		Ratio of net income to average net assets[3]
Class R-2E:
4/30/2021[6,7]	$15.88	$.07	$3.36	$3.43	$(.10)	$(.45)	$(.55)	$18.76	21.92%[8]		$406	.81%[9]		.81%[9]		1.16%[9]		.83%[9]
10/31/2020	15.25	.15	1.08	1.23	(.11)	(.49)	(.60)	15.88	8.19		331	.81		.81		1.17		.95
10/31/2019	14.30	.15	1.38	1.53	(.10)	(.48)	(.58)	15.25	11.41		293	.81		.81		1.18		1.04
10/31/2018	14.58	.12	(.08)	.04	(.11)	(.21)	(.32)	14.30	.24		214	.81		.81		1.19		.80
10/31/2017	12.61	.10	2.30	2.40	(.12)	(.31)	(.43)	14.58	19.58		141	.80		.80		1.19		.76
10/31/2016	12.93	.08	.31	.39	(.12)	(.59)	(.71)	12.61	3.26		39	.81		.81		1.21		.61
Class R-3:
4/30/2021[6,7]	16.00	.09	3.38	3.47	(.13)	(.45)	(.58)	18.89	21.97	[8]	2,224	.66	[9]	.66	[9]	1.01	[9]	.97	[9]
10/31/2020	15.36	.17	1.09	1.26	(.13)	(.49)	(.62)	16.00	8.31		1,811	.66		.66		1.02		1.10
10/31/2019	14.38	.18	1.39	1.57	(.11)	(.48)	(.59)	15.36	11.65		1,661	.66		.66		1.03		1.23
10/31/2018	14.62	.15	(.09)	.06	(.09)	(.21)	(.30)	14.38	.42		1,416	.66		.66		1.04		1.00
10/31/2017	12.61	.14	2.28	2.42	(.10)	(.31)	(.41)	14.62	19.73		1,303	.65		.65		1.04		1.06
10/31/2016	12.85	.12	.28	.40	(.05)	(.59)	(.64)	12.61	3.35		925	.71		.69		1.09		.99
Class R-4:
4/30/2021[6,7]	16.16	.11	3.42	3.53	(.16)	(.45)	(.61)	19.08	22.20	[8]	2,347	.36	[9]	.36	[9]	.71	[9]	1.20	[9]
10/31/2020	15.50	.22	1.10	1.32	(.17)	(.49)	(.66)	16.16	8.66		2,204	.36		.36		.72		1.41
10/31/2019	14.51	.22	1.41	1.63	(.16)	(.48)	(.64)	15.50	11.97		2,035	.36		.36		.73		1.51
10/31/2018	14.75	.20	(.09)	.11	(.14)	(.21)	(.35)	14.51	.71		1,609	.36		.36		.74		1.30
10/31/2017	12.72	.18	2.29	2.47	(.13)	(.31)	(.44)	14.75	20.06		1,509	.35		.35		.74		1.31
10/31/2016	12.95	.16	.29	.45	(.09)	(.59)	(.68)	12.72	3.75		887	.39		.38		.78		1.27
Class R-5E:
4/30/2021[6,7]	16.18	.13	3.43	3.56	(.21)	(.45)	(.66)	19.08	22.34	[8]	1,115	.16	[9]	.16	[9]	.51	[9]	1.44	[9]
10/31/2020	15.51	.27	1.09	1.36	(.20)	(.49)	(.69)	16.18	8.89		835	.16		.16		.52		1.74
10/31/2019	14.53	.24	1.41	1.65	(.19)	(.48)	(.67)	15.51	12.17		886	.16		.16		.53		1.65
10/31/2018	14.77	.20	(.06)	.14	(.17)	(.21)	(.38)	14.53	.92		540	.15		.15		.53		1.33
10/31/2017	12.73	.20	2.31	2.51	(.16)	(.31)	(.47)	14.77	20.36		144	.14		.14		.53		1.43
10/31/2016[7,17]	13.04	.14	.27	.41	(.13)	(.59)	(.72)	12.73	3.40	[8]	55	.16	[9]	.16	[9]	.56	[9]	1.15	[9]
Class R-5:
4/30/2021[6,7]	16.37	.14	3.46	3.60	(.22)	(.45)	(.67)	19.30	22.35	[8]	628	.06	[9]	.06	[9]	.41	[9]	1.59	[9]
10/31/2020	15.69	.28	1.11	1.39	(.22)	(.49)	(.71)	16.37	8.98		515	.06		.06		.42		1.77
10/31/2019	14.68	.28	1.41	1.69	(.20)	(.48)	(.68)	15.69	12.33		564	.06		.06		.43		1.88
10/31/2018	14.91	.25	(.10)	.15	(.17)	(.21)	(.38)	14.68	1.00		590	.06		.06		.44		1.62
10/31/2017	12.85	.22	2.32	2.54	(.17)	(.31)	(.48)	14.91	20.39		918	.06		.06		.45		1.58
10/31/2016	13.07	.20	.29	.49	(.12)	(.59)	(.71)	12.85	4.05		432	.09		.07		.47		1.57
Class R-6:
4/30/2021[6,7]	16.31	.15	3.45	3.60	(.23)	(.45)	(.68)	19.23	22.43	[8]	19,052	.01	[9]	.01	[9]	.36	[9]	1.60	[9]
10/31/2020	15.63	.27	1.12	1.39	(.22)	(.49)	(.71)	16.31	9.07		14,062	.01		.01		.37		1.71
10/31/2019	14.63	.27	1.42	1.69	(.21)	(.48)	(.69)	15.63	12.37		10,860	.01		.01		.38		1.83
10/31/2018	14.87	.25	(.10)	.15	(.18)	(.21)	(.39)	14.63	.99		7,024	.01		.01		.39		1.62
10/31/2017	12.81	.23	2.31	2.54	(.17)	(.31)	(.48)	14.87	20.50		4,107	.01		.01		.40		1.64
10/31/2016	13.03	.21	.29	.50	(.13)	(.59)	(.72)	12.81	4.11		1,898	.03		.02		.42		1.64

See end of tables for footnotes.

American Funds Target Date Retirement Series	79

Financial highlights (continued)

2030 Fund

		Income (loss) from
		investment operations[1]			Dividends and distributions								Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5,6]		Ratio of net income to average net assets[3]
Class A:
4/30/2021[6,7]	$15.58	$.12	$2.69	$2.81	$(.23)	$(.37)	$(.60)	$17.79	18.29%[8]		$3,791		.34%[9]		.34%[9]		.67%[9]		1.44%[9]
10/31/2020	15.05	.23	.90	1.13	(.20)	(.40)	(.60)	15.58	7.61		3,083		.35		.35		.69		1.53
10/31/2019	14.15	.25	1.24	1.49	(.18)	(.41)	(.59)	15.05	11.13		2,686		.37		.37		.73		1.75
10/31/2018	14.42	.21	(.12)	.09	(.15)	(.21)	(.36)	14.15	.54		2,186		.35		.35		.72		1.45
10/31/2017	12.70	.20	1.95	2.15	(.14)	(.29)	(.43)	14.42	17.46		1,968		.34		.34		.72		1.47
10/31/2016	12.92	.17	.27	.44	(.10)	(.56)	(.66)	12.70	3.69		1,550		.37		.35		.74		1.40
Class C:
4/30/2021[6,7]	15.22	.06	2.62	2.68	(.12)	(.37)	(.49)	17.41	17.81	[8]	253		1.08	[9]	1.08	[9]	1.41	[9]	.70	[9]
10/31/2020	14.73	.12	.87	.99	(.10)	(.40)	(.50)	15.22	6.80		208		1.09		1.09		1.43		.80
10/31/2019	13.86	.14	1.22	1.36	(.08)	(.41)	(.49)	14.73	10.34		187		1.10		1.10		1.46		1.01
10/31/2018	14.14	.10	(.11)	(.01)	(.06)	(.21)	(.27)	13.86	(.17)		148		1.10		1.10		1.47		.70
10/31/2017	12.49	.09	1.92	2.01	(.07)	(.29)	(.36)	14.14	16.52		122		1.11		1.11		1.49		.67
10/31/2016	12.76	.07	.27	.34	(.05)	(.56)	(.61)	12.49	2.91		80		1.13		1.12		1.51		.59
Class T:
4/30/2021[6,7]	15.60	.14	2.68	2.82	(.26)	(.37)	(.63)	17.79	18.34	[8,14]	—	[12]	.15	[9,14]	.15	[9,14]	.48	[9,14]	1.64	[9,14]
10/31/2020	15.07	.27	.89	1.16	(.23)	(.40)	(.63)	15.60	7.82	[14]	—	[12]	.14	[14]	.14	[14]	.48	[14]	1.77	[14]
10/31/2019	14.17	.29	1.23	1.52	(.21)	(.41)	(.62)	15.07	11.37	[14]	—	[12]	.14	[14]	.14	[14]	.50	[14]	2.02	[14]
10/31/2018	14.43	.25	(.12)	.13	(.18)	(.21)	(.39)	14.17	.82	[14]	—	[12]	.14	[14]	.14	[14]	.51	[14]	1.68	[14]
10/31/2017[7,15]	13.18	.09	1.16	1.25	—	—	—	14.43	9.48	[8,14]	—	[12]	.14	[9,14]	.14	[9,14]	.52	[9,14]	1.20	[9,14]
Class F-1:
4/30/2021[6,7]	15.46	.12	2.66	2.78	(.23)	(.37)	(.60)	17.64	18.26	[8]	170		.37	[9]	.37	[9]	.70	[9]	1.41	[9]
10/31/2020	14.95	.22	.89	1.11	(.20)	(.40)	(.60)	15.46	7.53		130		.37		.37		.71		1.49
10/31/2019	14.06	.25	1.23	1.48	(.18)	(.41)	(.59)	14.95	11.14		98		.37		.37		.73		1.74
10/31/2018	14.33	.21	(.12)	.09	(.15)	(.21)	(.36)	14.06	.57		77		.37		.37		.74		1.42
10/31/2017	12.65	.18	1.95	2.13	(.16)	(.29)	(.45)	14.33	17.40		57		.37		.37		.75		1.31
10/31/2016	12.88	.16	.29	.45	(.12)	(.56)	(.68)	12.65	3.74		12		.38		.37		.76		1.28
Class F-2:
4/30/2021[6,7]	15.59	.14	2.69	2.83	(.27)	(.37)	(.64)	17.78	18.42	[8]	273		.09	[9]	.09	[9]	.42	[9]	1.68	[9]
10/31/2020	15.06	.27	.90	1.17	(.24)	(.40)	(.64)	15.59	7.88		204		.09		.09		.43		1.77
10/31/2019	14.17	.29	1.23	1.52	(.22)	(.41)	(.63)	15.06	11.38		154		.10		.10		.46		2.00
10/31/2018	14.43	.24	(.11)	.13	(.18)	(.21)	(.39)	14.17	.84		107		.10		.10		.47		1.64
10/31/2017	12.71	.22	1.96	2.18	(.17)	(.29)	(.46)	14.43	17.75		42		.11		.11		.49		1.59
10/31/2016	12.93	.19	.28	.47	(.13)	(.56)	(.69)	12.71	3.94		15		.12		.11		.50		1.55
Class F-3:
4/30/2021[6,7]	15.63	.15	2.68	2.83	(.28)	(.37)	(.65)	17.81	18.39	[8]	31		.01	[9]	.01	[9]	.34	[9]	1.75	[9]
10/31/2020	15.10	.29	.89	1.18	(.25)	(.40)	(.65)	15.63	7.94		18		.01		.01		.35		1.91
10/31/2019	14.19	.30	1.25	1.55	(.23)	(.41)	(.64)	15.10	11.58		15		.01		.01		.37		2.07
10/31/2018	14.45	.26	(.12)	.14	(.19)	(.21)	(.40)	14.19	.91		8		.01		.01		.38		1.78
10/31/2017[7,16]	12.88	.16	1.41	1.57	—	—	—	14.45	12.19	[8]	5		.01	[9]	.01	[9]	.39	[9]	1.46	[9]
Class R-1:
4/30/2021[6,7]	15.30	.05	2.65	2.70	(.13)	(.37)	(.50)	17.50	17.81	[8]	45		1.12	[9]	1.12	[9]	1.45	[9]	.65	[9]
10/31/2020	14.80	.11	.87	.98	(.08)	(.40)	(.48)	15.30	6.70		31		1.14		1.14		1.48		.76
10/31/2019	13.91	.14	1.22	1.36	(.06)	(.41)	(.47)	14.80	10.29		31		1.13		1.13		1.49		1.00
10/31/2018	14.16	.10	(.11)	(.01)	(.03)	(.21)	(.24)	13.91	(.17)		29		1.13		1.13		1.50		.67
10/31/2017	12.48	.09	1.92	2.01	(.04)	(.29)	(.33)	14.16	16.50		28		1.13		1.13		1.51		.71
10/31/2016	12.70	.07	.27	.34	—	(.56)	(.56)	12.48	2.87		29		1.17		1.16		1.55		.59
Class R-2:
4/30/2021[6,7]	15.18	.06	2.61	2.67	(.12)	(.37)	(.49)	17.36	17.76	[8]	1,568		1.11	[9]	1.11	[9]	1.44	[9]	.68	[9]
10/31/2020	14.69	.12	.87	.99	(.10)	(.40)	(.50)	15.18	6.77		1,365		1.11		1.11		1.45		.80
10/31/2019	13.81	.15	1.21	1.36	(.07)	(.41)	(.48)	14.69	10.36		1,311		1.11		1.11		1.47		1.03
10/31/2018	14.09	.10	(.12)	(.02)	(.05)	(.21)	(.26)	13.81	(.23)		1,167		1.11		1.11		1.48		.71
10/31/2017	12.43	.09	1.91	2.00	(.05)	(.29)	(.34)	14.09	16.53		1,134		1.10		1.10		1.48		.72
10/31/2016	12.65	.08	.28	.36	(.02)	(.56)	(.58)	12.43	3.02		913		1.13		1.11		1.50		.65

See end of tables for footnotes.

80	American Funds Target Date Retirement Series

Financial highlights (continued)

2030 Fund (continued)

		Income (loss) from
		investment operations[1]			Dividends and distributions							Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)	expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5,6]		Ratio of net income to average net assets[3]
Class R-2E:
4/30/2021[6,7]	$15.29	$.08	$2.63	$2.71	$(.16)	$(.37)	$(.53)	$17.47	17.97%[8]		$445	.81%[9]		.81%[9]		1.14%[9]		.97%[9]
10/31/2020	14.80	.16	.88	1.04	(.15)	(.40)	(.55)	15.29	7.06		364	.81		.81		1.15		1.08
10/31/2019	13.92	.18	1.23	1.41	(.12)	(.41)	(.53)	14.80	10.71		325	.81		.81		1.17		1.28
10/31/2018	14.22	.14	(.11)	.03	(.12)	(.21)	(.33)	13.92	.11		240	.81		.81		1.18		.95
10/31/2017	12.58	.11	1.94	2.05	(.12)	(.29)	(.41)	14.22	16.84		149	.80		.80		1.18		.83
10/31/2016	12.86	.08	.31	.39	(.11)	(.56)	(.67)	12.58	3.30		42	.81		.80		1.19		.66
Class R-3:
4/30/2021[6,7]	15.39	.09	2.65	2.74	(.18)	(.37)	(.55)	17.58	18.05	[8]	2,629	.66	[9]	.66	[9]	.99	[9]	1.12	[9]
10/31/2020	14.88	.18	.89	1.07	(.16)	(.40)	(.56)	15.39	7.26		2,229	.66		.66		1.00		1.24
10/31/2019	13.99	.21	1.22	1.43	(.13)	(.41)	(.54)	14.88	10.82		2,087	.66		.66		1.02		1.47
10/31/2018	14.26	.17	(.12)	.05	(.11)	(.21)	(.32)	13.99	.26		1,823	.66		.66		1.03		1.14
10/31/2017	12.57	.15	1.93	2.08	(.10)	(.29)	(.39)	14.26	17.06		1,720	.65		.65		1.03		1.15
10/31/2016	12.79	.13	.28	.41	(.07)	(.56)	(.63)	12.57	3.41		1,267	.71		.69		1.08		1.06
Class R-4:
4/30/2021[6,7]	15.54	.12	2.68	2.80	(.22)	(.37)	(.59)	17.75	18.27	[8]	2,843	.36	[9]	.36	[9]	.69	[9]	1.37	[9]
10/31/2020	15.02	.23	.89	1.12	(.20)	(.40)	(.60)	15.54	7.56		2,680	.36		.36		.70		1.54
10/31/2019	14.12	.25	1.24	1.49	(.18)	(.41)	(.59)	15.02	11.14		2,550	.36		.36		.72		1.76
10/31/2018	14.39	.21	(.12)	.09	(.15)	(.21)	(.36)	14.12	.54		2,106	.36		.36		.73		1.45
10/31/2017	12.68	.19	1.95	2.14	(.14)	(.29)	(.43)	14.39	17.43		2,030	.35		.35		.73		1.41
10/31/2016	12.90	.17	.27	.44	(.10)	(.56)	(.66)	12.68	3.71		1,261	.39		.38		.77		1.35
Class R-5E:
4/30/2021[6,7]	15.55	.14	2.67	2.81	(.26)	(.37)	(.63)	17.73	18.34	[8]	1,325	.15	[9]	.15	[9]	.48	[9]	1.61	[9]
10/31/2020	15.02	.28	.88	1.16	(.23)	(.40)	(.63)	15.55	7.81		1,083	.16		.16		.50		1.86
10/31/2019	14.13	.27	1.24	1.51	(.21)	(.41)	(.62)	15.02	11.34		1,169	.16		.16		.52		1.88
10/31/2018	14.39	.22	(.09)	.13	(.18)	(.21)	(.39)	14.13	.82		692	.15		.15		.52		1.48
10/31/2017	12.68	.20	1.97	2.17	(.17)	(.29)	(.46)	14.39	17.67		191	.14		.14		.52		1.51
10/31/2016[7,17]	12.96	.15	.27	.42	(.14)	(.56)	(.70)	12.68	3.53	[8]	69	.16	[9]	.16	[9]	.55	[9]	1.26	[9]
Class R-5:
4/30/2021[6,7]	15.74	.15	2.70	2.85	(.27)	(.37)	(.64)	17.95	18.40	[8]	722	.06	[9]	.06	[9]	.39	[9]	1.73	[9]
10/31/2020	15.20	.29	.89	1.18	(.24)	(.40)	(.64)	15.74	7.90		627	.06		.06		.40		1.89
10/31/2019	14.28	.31	1.24	1.55	(.22)	(.41)	(.63)	15.20	11.51		668	.06		.06		.42		2.12
10/31/2018	14.54	.26	(.13)	.13	(.18)	(.21)	(.39)	14.28	.84		720	.06		.06		.43		1.75
10/31/2017	12.80	.23	1.97	2.20	(.17)	(.29)	(.46)	14.54	17.81		1,097	.06		.06		.44		1.67
10/31/2016	13.01	.21	.28	.49	(.14)	(.56)	(.70)	12.80	4.02		527	.09		.07		.46		1.65
Class R-6:
4/30/2021[6,7]	15.68	.15	2.69	2.84	(.28)	(.37)	(.65)	17.87	18.40	[8]	22,169	.01	[9]	.01	[9]	.34	[9]	1.75	[9]
10/31/2020	15.14	.28	.91	1.19	(.25)	(.40)	(.65)	15.68	7.99		17,000	.01		.01		.35		1.85
10/31/2019	14.23	.30	1.25	1.55	(.23)	(.41)	(.64)	15.14	11.54		13,616	.01		.01		.37		2.07
10/31/2018	14.49	.26	(.12)	.14	(.19)	(.21)	(.40)	14.23	.91		9,046	.01		.01		.38		1.77
10/31/2017	12.76	.23	1.97	2.20	(.18)	(.29)	(.47)	14.49	17.83		5,747	.01		.01		.39		1.73
10/31/2016	12.97	.22	.27	.49	(.14)	(.56)	(.70)	12.76	4.08		2,792	.03		.02		.41		1.73

See end of tables for footnotes.

American Funds Target Date Retirement Series	81

Financial highlights (continued)

2025 Fund

		Income (loss) from
		investment operations[1]			Dividends and distributions								Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5,6]		Ratio of net income to average net assets[3]
Class A:
4/30/2021[6,7]	$14.51	$.12	$2.07	$2.19	$(.26)	$(.29)	$(.55)	$16.15	15.30%[8]		$3,806		.35%[9]		.35%[9]		.66%[9]		1.57%[9]
10/31/2020	14.03	.23	.77	1.00	(.21)	(.31)	(.52)	14.51	7.23		3,172		.35		.35		.67		1.64
10/31/2019	13.20	.25	1.08	1.33	(.18)	(.32)	(.50)	14.03	10.62		2,784		.37		.37		.71		1.88
10/31/2018	13.48	.21	(.17)	.04	(.15)	(.17)	(.32)	13.20	.25		2,315		.34		.34		.69		1.56
10/31/2017	12.17	.20	1.48	1.68	(.14)	(.23)	(.37)	13.48	14.21		2,127		.34		.34		.70		1.54
10/31/2016	12.40	.18	.27	.45	(.11)	(.57)	(.68)	12.17	3.83		1,730		.38		.37		.74		1.50
Class C:
4/30/2021[6,7]	14.18	.06	2.03	2.09	(.16)	(.29)	(.45)	15.82	14.90	[8]	250		1.08	[9]	1.08	[9]	1.39	[9]	.85	[9]
10/31/2020	13.73	.12	.76	.88	(.12)	(.31)	(.43)	14.18	6.46		211		1.09		1.09		1.41		.90
10/31/2019	12.93	.15	1.06	1.21	(.09)	(.32)	(.41)	13.73	9.78		191		1.10		1.10		1.44		1.14
10/31/2018	13.22	.11	(.17)	(.06)	(.06)	(.17)	(.23)	12.93	(.49)		157		1.10		1.10		1.45		.80
10/31/2017	11.97	.09	1.47	1.56	(.08)	(.23)	(.31)	13.22	13.31		138		1.11		1.11		1.47		.75
10/31/2016	12.24	.08	.28	.36	(.06)	(.57)	(.63)	11.97	3.13		97		1.13		1.12		1.49		.71
Class T:
4/30/2021[6,7]	14.53	.14	2.07	2.21	(.29)	(.29)	(.58)	16.16	15.43	[8,14]	—	[12]	.15	[9,14]	.15	[9,14]	.46	[9,14]	1.80	[9,14]
10/31/2020	14.05	.26	.77	1.03	(.24)	(.31)	(.55)	14.53	7.44	[14]	—	[12]	.14	[14]	.14	[14]	.46	[14]	1.87	[14]
10/31/2019	13.22	.29	1.07	1.36	(.21)	(.32)	(.53)	14.05	10.84	[14]	—	[12]	.14	[14]	.14	[14]	.48	[14]	2.14	[14]
10/31/2018	13.50	.24	(.17)	.07	(.18)	(.17)	(.35)	13.22	.46	[14]	—	[12]	.14	[14]	.14	[14]	.49	[14]	1.78	[14]
10/31/2017[7,15]	12.51	.10	.89	.99	—	—	—	13.50	7.91	[8,14]	—	[12]	.14	[9,14]	.14	[9,14]	.50	[9,14]	1.34	[9,14]
Class F-1:
4/30/2021[6,7]	14.41	.12	2.05	2.17	(.26)	(.29)	(.55)	16.03	15.31	[8]	114		.37	[9]	.37	[9]	.68	[9]	1.58	[9]
10/31/2020	13.93	.22	.78	1.00	(.21)	(.31)	(.52)	14.41	7.27		95		.37		.37		.69		1.58
10/31/2019	13.12	.25	1.06	1.31	(.18)	(.32)	(.50)	13.93	10.52		64		.38		.38		.72		1.87
10/31/2018	13.40	.21	(.17)	.04	(.15)	(.17)	(.32)	13.12	.26		55		.37		.37		.72		1.53
10/31/2017	12.12	.18	1.49	1.67	(.16)	(.23)	(.39)	13.40	14.20		42		.37		.37		.73		1.43
10/31/2016	12.36	.17	.27	.44	(.11)	(.57)	(.68)	12.12	3.83		12		.38		.37		.74		1.45
Class F-2:
4/30/2021[6,7]	14.52	.14	2.06	2.20	(.29)	(.29)	(.58)	16.14	15.43	[8]	253		.09	[9]	.09	[9]	.40	[9]	1.83	[9]
10/31/2020	14.03	.27	.77	1.04	(.24)	(.31)	(.55)	14.52	7.59		201		.09		.09		.41		1.89
10/31/2019	13.21	.29	1.07	1.36	(.22)	(.32)	(.54)	14.03	10.85		164		.10		.10		.44		2.13
10/31/2018	13.48	.24	(.16)	.08	(.18)	(.17)	(.35)	13.21	.56		114		.11		.11		.46		1.76
10/31/2017	12.18	.22	1.49	1.71	(.18)	(.23)	(.41)	13.48	14.42		53		.11		.11		.47		1.72
10/31/2016	12.41	.20	.28	.48	(.14)	(.57)	(.71)	12.18	4.10		24		.12		.11		.48		1.71
Class F-3:
4/30/2021[6,7]	14.56	.14	2.08	2.22	(.31)	(.29)	(.60)	16.18	15.47	[8]	25		.01	[9]	.01	[9]	.32	[9]	1.85	[9]
10/31/2020	14.07	.28	.78	1.06	(.26)	(.31)	(.57)	14.56	7.64		17		.01		.01		.33		1.96
10/31/2019	13.24	.31	1.07	1.38	(.23)	(.32)	(.55)	14.07	10.98		12		.01		.01		.35		2.28
10/31/2018	13.51	.25	(.16)	.09	(.19)	(.17)	(.36)	13.24	.63		11		.01		.01		.36		1.86
10/31/2017[7,16]	12.26	.15	1.10	1.25	—	—	—	13.51	10.20	[8]	10		.01	[9]	.01	[9]	.37	[9]	1.50	[9]
Class R-1:
4/30/2021[6,7]	14.21	.06	2.03	2.09	(.16)	(.29)	(.45)	15.85	14.87	[8]	34		1.11	[9]	1.11	[9]	1.42	[9]	.83	[9]
10/31/2020	13.75	.12	.75	.87	(.10)	(.31)	(.41)	14.21	6.41		27		1.12		1.12		1.44		.89
10/31/2019	12.94	.15	1.06	1.21	(.08)	(.32)	(.40)	13.75	9.78		29		1.13		1.13		1.47		1.12
10/31/2018	13.22	.10	(.16)	(.06)	(.05)	(.17)	(.22)	12.94	(.49)		25		1.13		1.13		1.48		.76
10/31/2017	11.95	.10	1.45	1.55	(.05)	(.23)	(.28)	13.22	13.26		24		1.13		1.13		1.49		.77
10/31/2016	12.17	.08	.27	.35	—	(.57)	(.57)	11.95	3.04		22		1.17		1.16		1.53		.69
Class R-2:
4/30/2021[6,7]	14.14	.06	2.02	2.08	(.15)	(.29)	(.44)	15.78	14.89	[8]	1,352		1.11	[9]	1.11	[9]	1.42	[9]	.83	[9]
10/31/2020	13.69	.12	.75	.87	(.11)	(.31)	(.42)	14.14	6.42		1,206		1.11		1.11		1.43		.90
10/31/2019	12.88	.15	1.06	1.21	(.08)	(.32)	(.40)	13.69	9.81		1,188		1.11		1.11		1.45		1.17
10/31/2018	13.17	.11	(.17)	(.06)	(.06)	(.17)	(.23)	12.88	(.53)		1,096		1.11		1.11		1.46		.82
10/31/2017	11.91	.10	1.45	1.55	(.06)	(.23)	(.29)	13.17	13.30		1,116		1.10		1.10		1.46		.79
10/31/2016	12.15	.09	.26	.35	(.02)	(.57)	(.59)	11.91	3.09		913		1.13		1.11		1.48		.76

See end of tables for footnotes.

82	American Funds Target Date Retirement Series

Financial highlights (continued)

2025 Fund (continued)

		Income (loss) from
		investment operations[1]				Dividends and distributions							Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations		Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)	expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5,6]		Ratio of net income to average net assets[3]
Class R-2E:
4/30/2021[6,7]	$14.23	$.09	$2.02	$2.11		$(.19)	$(.29)	$(.48)	$15.86	15.03%[8]		$459	.81%[9]		.81%[9]		1.12%[9]		1.13%[9]
10/31/2020	13.78	.16	.75	.91		(.15)	(.31)	(.46)	14.23	6.71		407	.81		.81		1.13		1.19
10/31/2019	12.98	.19	1.06	1.25		(.13)	(.32)	(.45)	13.78	10.11		387	.81		.81		1.15		1.43
10/31/2018	13.29	.14	(.15)	(.01)		(.13)	(.17)	(.30)	12.98	(.14)		300	.81		.81		1.16		1.07
10/31/2017	12.05	.12	1.49	1.61		(.14)	(.23)	(.37)	13.29	13.68		203	.80		.80		1.16		.94
10/31/2016	12.35	.10	.29	.39		(.12)	(.57)	(.69)	12.05	3.40		50	.81		.81		1.18		.81
Class R-3:
4/30/2021[6,7]	14.33	.10	2.04	2.14		(.21)	(.29)	(.50)	15.97	15.17	[8]	2,266	.66	[9]	.66	[9]	.97	[9]	1.28	[9]
10/31/2020	13.87	.19	.75	.94		(.17)	(.31)	(.48)	14.33	6.87		2,000	.66		.66		.98		1.34
10/31/2019	13.05	.21	1.07	1.28		(.14)	(.32)	(.46)	13.87	10.29		1,897	.66		.66		1.00		1.60
10/31/2018	13.33	.17	(.17)	—	[11]	(.11)	(.17)	(.28)	13.05	(.04)		1,692	.66		.66		1.01		1.24
10/31/2017	12.05	.15	1.47	1.62		(.11)	(.23)	(.34)	13.33	13.80		1,623	.65		.65		1.01		1.22
10/31/2016	12.28	.14	.27	.41		(.07)	(.57)	(.64)	12.05	3.54		1,237	.71		.69		1.06		1.18
Class R-4:
4/30/2021[6,7]	14.48	.12	2.06	2.18		(.25)	(.29)	(.54)	16.12	15.27	[8]	2,437	.36	[9]	.36	[9]	.67	[9]	1.52	[9]
10/31/2020	14.00	.23	.77	1.00		(.21)	(.31)	(.52)	14.48	7.25		2,437	.36		.36		.68		1.65
10/31/2019	13.17	.25	1.08	1.33		(.18)	(.32)	(.50)	14.00	10.62		2,390	.36		.36		.70		1.89
10/31/2018	13.45	.21	(.17)	.04		(.15)	(.17)	(.32)	13.17	.26		1,968	.36		.36		.71		1.55
10/31/2017	12.15	.19	1.49	1.68		(.15)	(.23)	(.38)	13.45	14.19		1,847	.35		.35		.71		1.48
10/31/2016	12.38	.18	.27	.45		(.11)	(.57)	(.68)	12.15	3.85		1,167	.39		.38		.75		1.47
Class R-5E:
4/30/2021[6,7]	14.48	.14	2.07	2.21		(.29)	(.29)	(.58)	16.11	15.48	[8]	1,208	.16	[9]	.16	[9]	.47	[9]	1.75	[9]
10/31/2020	14.00	.28	.74	1.02		(.23)	(.31)	(.54)	14.48	7.42		970	.16		.16		.48		1.98
10/31/2019	13.18	.27	1.08	1.35		(.21)	(.32)	(.53)	14.00	10.82		1,132	.16		.16		.50		2.02
10/31/2018	13.46	.21	(.14)	.07		(.18)	(.17)	(.35)	13.18	.46		705	.15		.15		.50		1.57
10/31/2017	12.16	.21	1.49	1.70		(.17)	(.23)	(.40)	13.46	14.41		169	.14		.14		.50		1.65
10/31/2016[7,17]	12.41	.17	.29	.46		(.14)	(.57)	(.71)	12.16	3.99	[8]	83	.16	[9]	.16	[9]	.53	[9]	1.45	[9]
Class R-5:
4/30/2021[6,7]	14.65	.15	2.08	2.23		(.30)	(.29)	(.59)	16.29	15.45	[8]	641	.06	[9]	.06	[9]	.37	[9]	1.89	[9]
10/31/2020	14.16	.28	.77	1.05		(.25)	(.31)	(.56)	14.65	7.53		575	.06		.06		.38		1.98
10/31/2019	13.31	.30	1.09	1.39		(.22)	(.32)	(.54)	14.16	11.02		637	.06		.06		.40		2.24
10/31/2018	13.59	.25	(.18)	.07		(.18)	(.17)	(.35)	13.31	.49		656	.06		.06		.41		1.85
10/31/2017	12.27	.23	1.50	1.73		(.18)	(.23)	(.41)	13.59	14.51		1,054	.06		.06		.42		1.76
10/31/2016	12.49	.21	.28	.49		(.14)	(.57)	(.71)	12.27	4.17		543	.09		.07		.44		1.77
Class R-6:
4/30/2021[6,7]	14.61	.15	2.08	2.23		(.31)	(.29)	(.60)	16.24	15.48	[8]	18,616	.01	[9]	.01	[9]	.32	[9]	1.91	[9]
10/31/2020	14.12	.28	.78	1.06		(.26)	(.31)	(.57)	14.61	7.62		14,909	.01		.01		.33		1.95
10/31/2019	13.28	.30	1.09	1.39		(.23)	(.32)	(.55)	14.12	11.03		11,967	.01		.01		.35		2.21
10/31/2018	13.56	.26	(.18)	.08		(.19)	(.17)	(.36)	13.28	.55		8,004	.01		.01		.36		1.88
10/31/2017	12.24	.23	1.50	1.73		(.18)	(.23)	(.41)	13.56	14.58		4,715	.01		.01		.37		1.82
10/31/2016	12.46	.22	.27	.49		(.14)	(.57)	(.71)	12.24	4.23		2,313	.03		.02		.39		1.87

See end of tables for footnotes.

American Funds Target Date Retirement Series	83

Financial highlights (continued)

2020 Fund

		Income (loss) from
		investment operations[1]			Dividends and distributions								Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5,6]		Ratio of net income to average net assets[3]
Class A:
4/30/2021[6,7]	$13.22	$.14	$1.60	$1.74	$(.31)	$(.27)	$(.58)	$14.38	13.39%[8]		$2,607		.35%[9]		.35%[9]		.64%[9]		2.04%[9]
10/31/2020	13.04	.27	.42	.69	(.24)	(.27)	(.51)	13.22	5.41		2,362		.35		.35		.65		2.10
10/31/2019	12.37	.29	.87	1.16	(.21)	(.28)	(.49)	13.04	9.82		2,218		.36		.36		.67		2.34
10/31/2018	12.66	.24	(.21)	.03	(.17)	(.15)	(.32)	12.37	.17		1,985		.35		.35		.68		1.89
10/31/2017	11.66	.21	1.13	1.34	(.15)	(.19)	(.34)	12.66	11.82		1,977		.36		.36		.70		1.74
10/31/2016	11.68	.19	.25	.44	(.13)	(.33)	(.46)	11.66	3.92		1,704		.38		.37		.72		1.66
Class C:
4/30/2021[6,7]	12.94	.09	1.57	1.66	(.22)	(.27)	(.49)	14.11	12.97	[8]	164		1.08	[9]	1.08	[9]	1.37	[9]	1.32	[9]
10/31/2020	12.78	.17	.41	.58	(.15)	(.27)	(.42)	12.94	4.62		147		1.09		1.09		1.39		1.37
10/31/2019	12.13	.20	.85	1.05	(.12)	(.28)	(.40)	12.78	9.01		146		1.10		1.10		1.41		1.59
10/31/2018	12.43	.14	(.20)	(.06)	(.09)	(.15)	(.24)	12.13	(.58)		126		1.10		1.10		1.43		1.14
10/31/2017	11.48	.11	1.12	1.23	(.09)	(.19)	(.28)	12.43	10.94		118		1.11		1.11		1.45		.96
10/31/2016	11.54	.10	.25	.35	(.08)	(.33)	(.41)	11.48	3.18		84		1.13		1.12		1.47		.88
Class T:
4/30/2021[6,7]	13.24	.16	1.59	1.75	(.34)	(.27)	(.61)	14.38	13.45	[8,14]	—	[12]	.14	[9,14]	.14	[9,14]	.43	[9,14]	2.28	[9,14]
10/31/2020	13.06	.30	.42	.72	(.27)	(.27)	(.54)	13.24	5.61	[14]	—	[12]	.14	[14]	.14	[14]	.44	[14]	2.33	[14]
10/31/2019	12.38	.32	.88	1.20	(.24)	(.28)	(.52)	13.06	10.13	[14]	—	[12]	.15	[14]	.15	[14]	.46	[14]	2.58	[14]
10/31/2018	12.67	.27	(.21)	.06	(.20)	(.15)	(.35)	12.38	.40	[14]	—	[12]	.14	[14]	.14	[14]	.47	[14]	2.10	[14]
10/31/2017[7,15]	11.89	.11	.67	.78	—	—	—	12.67	6.56	[8,14]	—	[12]	.14	[9,14]	.14	[9,14]	.48	[9,14]	1.61	[9,14]
Class F-1:
4/30/2021[6,7]	13.14	.14	1.58	1.72	(.31)	(.27)	(.58)	14.28	13.32	[8]	65		.37	[9]	.37	[9]	.66	[9]	2.04	[9]
10/31/2020	12.97	.27	.41	.68	(.24)	(.27)	(.51)	13.14	5.35		57		.37		.37		.67		2.08
10/31/2019	12.29	.29	.88	1.17	(.21)	(.28)	(.49)	12.97	9.96		49		.38		.38		.69		2.34
10/31/2018	12.59	.23	(.21)	.02	(.17)	(.15)	(.32)	12.29	.11		45		.37		.37		.70		1.87
10/31/2017	11.62	.20	1.13	1.33	(.17)	(.19)	(.36)	12.59	11.73		37		.37		.37		.71		1.66
10/31/2016	11.65	.19	.25	.44	(.14)	(.33)	(.47)	11.62	3.94		13		.39		.38		.73		1.64
Class F-2:
4/30/2021[6,7]	13.22	.16	1.60	1.76	(.35)	(.27)	(.62)	14.36	13.52	[8]	168		.09	[9]	.09	[9]	.38	[9]	2.28	[9]
10/31/2020	13.04	.31	.42	.73	(.28)	(.27)	(.55)	13.22	5.68		134		.09		.09		.39		2.36
10/31/2019	12.37	.32	.87	1.19	(.24)	(.28)	(.52)	13.04	10.14		119		.10		.10		.41		2.59
10/31/2018	12.66	.26	(.20)	.06	(.20)	(.15)	(.35)	12.37	.42		93		.11		.11		.44		2.10
10/31/2017	11.67	.23	1.14	1.37	(.19)	(.19)	(.38)	12.66	12.04		46		.11		.11		.45		1.93
10/31/2016	11.69	.21	.26	.47	(.16)	(.33)	(.49)	11.67	4.23		22		.12		.11		.46		1.86
Class F-3:
4/30/2021[6,7]	13.26	.17	1.60	1.77	(.36)	(.27)	(.63)	14.40	13.56	[8]	12		.01	[9]	.01	[9]	.30	[9]	2.40	[9]
10/31/2020	13.08	.32	.42	.74	(.29)	(.27)	(.56)	13.26	5.74		11		.01		.01		.31		2.43
10/31/2019	12.40	.34	.87	1.21	(.25)	(.28)	(.53)	13.08	10.27		8		.01		.01		.32		2.72
10/31/2018	12.69	.28	(.21)	.07	(.21)	(.15)	(.36)	12.40	.49		6		.01		.01		.34		2.19
10/31/2017[7,16]	11.68	.16	.85	1.01	—	—	—	12.69	8.65	[8]	1		.01	[9]	.01	[9]	.35	[9]	1.72	[9]
Class R-1:
4/30/2021[6,7]	12.99	.09	1.57	1.66	(.20)	(.27)	(.47)	14.18	12.92	[8]	17		1.12	[9]	1.12	[9]	1.41	[9]	1.28	[9]
10/31/2020	12.83	.17	.40	.57	(.14)	(.27)	(.41)	12.99	4.51		15		1.13		1.13		1.43		1.34
10/31/2019	12.15	.19	.88	1.07	(.11)	(.28)	(.39)	12.83	9.13		18		1.13		1.13		1.44		1.57
10/31/2018	12.43	.14	(.21)	(.07)	(.06)	(.15)	(.21)	12.15	(.62)		17		1.13		1.13		1.46		1.11
10/31/2017	11.46	.12	1.10	1.22	(.06)	(.19)	(.25)	12.43	10.87		18		1.13		1.13		1.47		.99
10/31/2016	11.48	.10	.25	.35	(.04)	(.33)	(.37)	11.46	3.14		20		1.17		1.16		1.51		.86
Class R-2:
4/30/2021[6,7]	12.94	.09	1.56	1.65	(.21)	(.27)	(.48)	14.11	12.92	[8]	713		1.11	[9]	1.11	[9]	1.40	[9]	1.30	[9]
10/31/2020	12.77	.17	.41	.58	(.14)	(.27)	(.41)	12.94	4.63		680		1.11		1.11		1.41		1.37
10/31/2019	12.11	.20	.85	1.05	(.11)	(.28)	(.39)	12.77	9.02		731		1.11		1.11		1.42		1.62
10/31/2018	12.40	.14	(.20)	(.06)	(.08)	(.15)	(.23)	12.11	(.57)		728		1.11		1.11		1.44		1.14
10/31/2017	11.43	.12	1.11	1.23	(.07)	(.19)	(.26)	12.40	10.97		784		1.09		1.09		1.43		1.01
10/31/2016	11.46	.10	.25	.35	(.05)	(.33)	(.38)	11.43	3.19		733		1.13		1.12		1.47		.92

See end of tables for footnotes.

84	American Funds Target Date Retirement Series

Financial highlights (continued)

2020 Fund (continued)

		Income (loss) from
		investment operations[1]			Dividends and distributions							Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)	expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5,6]		Ratio of net income to average net assets[3]
Class R-2E:
4/30/2021[6,7]	$12.97	$.11	$1.57	$1.68	$(.25)	$(.27)	$(.52)	$14.13	13.12%[8]		$229	.81%[9]		.81%[9]		1.10%[9]		1.60%[9]
10/31/2020	12.81	.21	.41	.62	(.19)	(.27)	(.46)	12.97	4.93		222	.81		.81		1.11		1.65
10/31/2019	12.16	.23	.86	1.09	(.16)	(.28)	(.44)	12.81	9.38		230	.81		.81		1.12		1.87
10/31/2018	12.48	.17	(.20)	(.03)	(.14)	(.15)	(.29)	12.16	(.30)		173	.81		.81		1.14		1.40
10/31/2017	11.55	.14	1.12	1.26	(.14)	(.19)	(.33)	12.48	11.22		122	.80		.80		1.14		1.17
10/31/2016	11.63	.11	.29	.40	(.15)	(.33)	(.48)	11.55	3.57		43	.81		.80		1.15		.96
Class R-3:
4/30/2021[6,7]	13.08	.12	1.59	1.71	(.27)	(.27)	(.54)	14.25	13.25	[8]	1,297	.66	[9]	.66	[9]	.95	[9]	1.74	[9]
10/31/2020	12.92	.23	.40	.63	(.20)	(.27)	(.47)	13.08	4.97		1,248	.66		.66		.96		1.81
10/31/2019	12.24	.25	.88	1.13	(.17)	(.28)	(.45)	12.92	9.61		1,342	.66		.66		.97		2.05
10/31/2018	12.53	.20	(.21)	(.01)	(.13)	(.15)	(.28)	12.24	(.13)		1,284	.66		.66		.99		1.58
10/31/2017	11.55	.17	1.12	1.29	(.12)	(.19)	(.31)	12.53	11.45		1,358	.65		.65		.99		1.44
10/31/2016	11.58	.15	.25	.40	(.10)	(.33)	(.43)	11.55	3.56		1,148	.71		.69		1.04		1.34
Class R-4:
4/30/2021[6,7]	13.20	.14	1.59	1.73	(.30)	(.27)	(.57)	14.36	13.35	[8]	1,484	.36	[9]	.36	[9]	.65	[9]	2.00	[9]
10/31/2020	13.02	.27	.42	.69	(.24)	(.27)	(.51)	13.20	5.40		1,554	.36		.36		.66		2.12
10/31/2019	12.34	.29	.88	1.17	(.21)	(.28)	(.49)	13.02	9.88		1,692	.36		.36		.67		2.36
10/31/2018	12.63	.24	(.21)	.03	(.17)	(.15)	(.32)	12.34	.19		1,633	.36		.36		.69		1.88
10/31/2017	11.65	.21	1.12	1.33	(.16)	(.19)	(.35)	12.63	11.69		1,703	.35		.35		.69		1.71
10/31/2016	11.67	.19	.25	.44	(.13)	(.33)	(.46)	11.65	3.96		1,173	.39		.38		.73		1.63
Class R-5E:
4/30/2021[6,7]	13.19	.15	1.60	1.75	(.34)	(.27)	(.61)	14.33	13.49	[8]	737	.15	[9]	.15	[9]	.44	[9]	2.23	[9]
10/31/2020	13.01	.32	.39	.71	(.26)	(.27)	(.53)	13.19	5.57		659	.15		.15		.45		2.46
10/31/2019	12.34	.31	.88	1.19	(.24)	(.28)	(.52)	13.01	10.10		886	.16		.16		.47		2.46
10/31/2018	12.63	.24	(.18)	.06	(.20)	(.15)	(.35)	12.34	.39		590	.15		.15		.48		1.91
10/31/2017	11.64	.23	1.13	1.36	(.18)	(.19)	(.37)	12.63	12.03		169	.14		.14		.48		1.88
10/31/2016[7,17]	11.67	.18	.29	.47	(.17)	(.33)	(.50)	11.64	4.19	[8]	85	.16	[9]	.16	[9]	.51	[9]	1.64	[9]
Class R-5:
4/30/2021[6,7]	13.34	.17	1.60	1.77	(.35)	(.27)	(.62)	14.49	13.49	[8]	359	.06	[9]	.06	[9]	.35	[9]	2.36	[9]
10/31/2020	13.16	.32	.41	.73	(.28)	(.27)	(.55)	13.34	5.65		350	.06		.06		.36		2.44
10/31/2019	12.47	.34	.88	1.22	(.25)	(.28)	(.53)	13.16	10.24		428	.06		.06		.37		2.69
10/31/2018	12.76	.28	(.22)	.06	(.20)	(.15)	(.35)	12.47	.43		505	.06		.06		.39		2.19
10/31/2017	11.75	.24	1.15	1.39	(.19)	(.19)	(.38)	12.76	12.15		808	.06		.06		.40		1.99
10/31/2016	11.76	.22	.26	.48	(.16)	(.33)	(.49)	11.75	4.29		474	.09		.07		.42		1.92
Class R-6:
4/30/2021[6,7]	13.30	.17	1.61	1.78	(.36)	(.27)	(.63)	14.45	13.60	[8]	10,994	.01	[9]	.01	[9]	.30	[9]	2.37	[9]
10/31/2020	13.12	.32	.42	.74	(.29)	(.27)	(.56)	13.30	5.73		9,367	.01		.01		.31		2.43
10/31/2019	12.44	.34	.87	1.21	(.25)	(.28)	(.53)	13.12	10.24		8,414	.01		.01		.32		2.66
10/31/2018	12.72	.28	(.20)	.08	(.21)	(.15)	(.36)	12.44	.57		6,238	.01		.01		.34		2.21
10/31/2017	11.72	.25	1.13	1.38	(.19)	(.19)	(.38)	12.72	12.14		4,408	.01		.01		.35		2.04
10/31/2016	11.74	.23	.25	.48	(.17)	(.33)	(.50)	11.72	4.26		2,360	.03		.02		.37		2.02

See end of tables for footnotes.

American Funds Target Date Retirement Series	85

Financial highlights (continued)

2015 Fund

		Income (loss) from
		investment operations[1]			Dividends and distributions								Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5,6]		Ratio of net income to average net assets[3]
Class A:
4/30/2021[6,7]	$12.02	$.14	$1.39	$1.53	$(.31)	$(.20)	$(.51)	$13.04	12.93%[8]		$1,029		.34%[9]		.34%[9]		.63%[9]		2.18%[9]
10/31/2020	11.98	.27	.25	.52	(.24)	(.24)	(.48)	12.02	4.40		968		.34		.34		.63		2.28
10/31/2019	11.38	.29	.77	1.06	(.22)	(.24)	(.46)	11.98	9.80		978		.36		.36		.67		2.54
10/31/2018	11.71	.25	(.26)	(.01)	(.19)	(.13)	(.32)	11.38	(.19)		935		.34		.34		.66		2.16
10/31/2017	10.95	.23	.85	1.08	(.18)	(.14)	(.32)	11.71	10.17		1,021		.37		.37		.69		2.01
10/31/2016	11.07	.22	.24	.46	(.13)	(.45)	(.58)	10.95	4.40		978		.38		.37		.70		2.02
Class C:
4/30/2021[6,7]	11.79	.09	1.37	1.46	(.21)	(.20)	(.41)	12.84	12.58	[8]	46		1.08	[9]	1.08	[9]	1.37	[9]	1.43	[9]
10/31/2020	11.76	.18	.25	.43	(.16)	(.24)	(.40)	11.79	3.63		43		1.10		1.10		1.39		1.53
10/31/2019	11.18	.20	.75	.95	(.13)	(.24)	(.37)	11.76	8.91		47		1.11		1.11		1.42		1.80
10/31/2018	11.51	.16	(.25)	(.09)	(.11)	(.13)	(.24)	11.18	(.90)		45		1.11		1.11		1.43		1.38
10/31/2017	10.79	.14	.83	.97	(.11)	(.14)	(.25)	11.51	9.25		45		1.12		1.12		1.44		1.25
10/31/2016	10.95	.13	.24	.37	(.08)	(.45)	(.53)	10.79	3.59		40		1.14		1.13		1.46		1.26
Class T:
4/30/2021[6,7]	12.03	.15	1.39	1.54	(.33)	(.20)	(.53)	13.04	13.06	[8,14]	—	[12]	.13	[9,14]	.13	[9,14]	.42	[9,14]	2.41	[9,14]
10/31/2020	11.99	.29	.26	.55	(.27)	(.24)	(.51)	12.03	4.62	[14]	—	[12]	.14	[14]	.14	[14]	.43	[14]	2.48	[14]
10/31/2019	11.39	.32	.77	1.09	(.25)	(.24)	(.49)	11.99	10.04	[14]	—	[12]	.15	[14]	.15	[14]	.46	[14]	2.77	[14]
10/31/2018	11.73	.27	(.26)	.01	(.22)	(.13)	(.35)	11.39	(.03)[14]		—	[12]	.15	[14]	.15	[14]	.47	[14]	2.35	[14]
10/31/2017[7,15]	11.10	.12	.51	.63	—	—	—	11.73	5.68	[8,14]	—	[12]	.14	[9,14]	.14	[9,14]	.46	[9,14]	1.90	[9,14]
Class F-1:
4/30/2021[6,7]	11.94	.13	1.39	1.52	(.31)	(.20)	(.51)	12.95	12.91	[8]	17		.37	[9]	.37	[9]	.66	[9]	2.14	[9]
10/31/2020	11.91	.26	.25	.51	(.24)	(.24)	(.48)	11.94	4.33		16		.37		.37		.66		2.24
10/31/2019	11.32	.29	.76	1.05	(.22)	(.24)	(.46)	11.91	9.74		14		.38		.38		.69		2.52
10/31/2018	11.65	.25	(.26)	(.01)	(.19)	(.13)	(.32)	11.32	(.19)		13		.37		.37		.69		2.13
10/31/2017	10.91	.22	.85	1.07	(.19)	(.14)	(.33)	11.65	10.17		14		.37		.37		.69		1.96
10/31/2016	11.05	.21	.24	.45	(.14)	(.45)	(.59)	10.91	4.38		6		.39		.38		.71		1.97
Class F-2:
4/30/2021[6,7]	12.02	.15	1.39	1.54	(.34)	(.20)	(.54)	13.02	13.04	[8]	55		.09	[9]	.09	[9]	.38	[9]	2.41	[9]
10/31/2020	11.98	.30	.25	.55	(.27)	(.24)	(.51)	12.02	4.68		48		.10		.10		.39		2.51
10/31/2019	11.39	.32	.76	1.08	(.25)	(.24)	(.49)	11.98	10.04		44		.10		.10		.41		2.81
10/31/2018	11.72	.27	(.25)	.02	(.22)	(.13)	(.35)	11.39	.06		38		.11		.11		.43		2.33
10/31/2017	10.96	.25	.86	1.11	(.21)	(.14)	(.35)	11.72	10.45		19		.12		.12		.44		2.21
10/31/2016	11.09	.24	.24	.48	(.16)	(.45)	(.61)	10.96	4.62		12		.12		.11		.44		2.23
Class F-3:
4/30/2021[6,7]	12.05	.16	1.40	1.56	(.35)	(.20)	(.55)	13.06	13.18	[8]	5		.01	[9]	.01	[9]	.30	[9]	2.52	[9]
10/31/2020	12.01	.32	.24	.56	(.28)	(.24)	(.52)	12.05	4.75		3		.01		.01		.30		2.71
10/31/2019	11.42	.34	.75	1.09	(.26)	(.24)	(.50)	12.01	10.08		4		.01		.01		.32		2.91
10/31/2018	11.74	.28	(.24)	.04	(.23)	(.13)	(.36)	11.42	.22		4		.01		.01		.33		2.45
10/31/2017[7,16]	10.92	.20	.62	.82	—	—	—	11.74	7.51	[8]	—	[12]	.05	[9]	.04	[9]	.36	[9]	2.32	[9]
Class R-1:
4/30/2021[6,7]	11.77	.09	1.37	1.46	(.21)	(.20)	(.41)	12.82	12.52	[8]	8		1.13	[9]	1.13	[9]	1.42	[9]	1.43	[9]
10/31/2020	11.75	.18	.23	.41	(.15)	(.24)	(.39)	11.77	3.51		8		1.14		1.14		1.43		1.51
10/31/2019	11.15	.20	.76	.96	(.12)	(.24)	(.36)	11.75	8.95		9		1.13		1.13		1.44		1.76
10/31/2018	11.47	.15	(.25)	(.10)	(.09)	(.13)	(.22)	11.15	(.94)		10		1.14		1.14		1.46		1.35
10/31/2017	10.73	.14	.83	.97	(.09)	(.14)	(.23)	11.47	9.31		11		1.14		1.14		1.46		1.25
10/31/2016	10.85	.13	.23	.36	(.03)	(.45)	(.48)	10.73	3.50		13		1.18		1.16		1.49		1.23
Class R-2:
4/30/2021[6,7]	11.78	.09	1.37	1.46	(.21)	(.20)	(.41)	12.83	12.57	[8]	231		1.11	[9]	1.11	[9]	1.40	[9]	1.42	[9]
10/31/2020	11.75	.18	.24	.42	(.15)	(.24)	(.39)	11.78	3.58		222		1.12		1.12		1.41		1.53
10/31/2019	11.16	.20	.76	.96	(.13)	(.24)	(.37)	11.75	8.93		255		1.11		1.11		1.42		1.81
10/31/2018	11.49	.16	(.26)	(.10)	(.10)	(.13)	(.23)	11.16	(.96)		274		1.11		1.11		1.43		1.39
10/31/2017	10.74	.14	.85	.99	(.10)	(.14)	(.24)	11.49	9.40		311		1.09		1.09		1.41		1.29
10/31/2016	10.87	.13	.24	.37	(.05)	(.45)	(.50)	10.74	3.61		322		1.14		1.12		1.45		1.27

See end of tables for footnotes.

86	American Funds Target Date Retirement Series

Financial highlights (continued)

2015 Fund (continued)

		Income (loss) from
		investment operations[1]			Dividends and distributions							Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)	expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5,6]		Ratio of net income to average net assets[3]
Class R-2E:
4/30/2021[6,7]	$11.79	$.11	$1.37	$1.48	$(.25)	$(.20)	$(.45)	$12.82	12.72%[8]		$77	.81%[9]		.81%[9]		1.10%[9]		1.72%[9]
10/31/2020	11.76	.21	.25	.46	(.19)	(.24)	(.43)	11.79	3.91		80	.82		.82		1.11		1.81
10/31/2019	11.18	.23	.76	.99	(.17)	(.24)	(.41)	11.76	9.28		87	.81		.81		1.12		2.07
10/31/2018	11.54	.19	(.26)	(.07)	(.16)	(.13)	(.29)	11.18	(.67)		84	.81		.81		1.13		1.63
10/31/2017	10.84	.16	.85	1.01	(.17)	(.14)	(.31)	11.54	9.62		62	.80		.80		1.12		1.47
10/31/2016	11.04	.16	.25	.41	(.16)	(.45)	(.61)	10.84	3.97		26	.81		.81		1.14		1.49
Class R-3:
4/30/2021[6,7]	11.90	.12	1.39	1.51	(.27)	(.20)	(.47)	12.94	12.79	[8]	426	.66	[9]	.66	[9]	.95	[9]	1.87	[9]
10/31/2020	11.87	.23	.24	.47	(.20)	(.24)	(.44)	11.90	4.01		426	.66		.66		.95		1.96
10/31/2019	11.28	.26	.75	1.01	(.18)	(.24)	(.42)	11.87	9.39		457	.66		.66		.97		2.25
10/31/2018	11.60	.21	(.25)	(.04)	(.15)	(.13)	(.28)	11.28	(.41)		483	.66		.66		.98		1.83
10/31/2017	10.86	.19	.84	1.03	(.15)	(.14)	(.29)	11.60	9.73		546	.65		.65		.97		1.71
10/31/2016	10.98	.18	.24	.42	(.09)	(.45)	(.54)	10.86	4.10		513	.71		.70		1.03		1.69
Class R-4:
4/30/2021[6,7]	12.00	.13	1.40	1.53	(.30)	(.20)	(.50)	13.03	12.96	[8]	373	.36	[9]	.36	[9]	.65	[9]	2.09	[9]
10/31/2020	11.96	.27	.25	.52	(.24)	(.24)	(.48)	12.00	4.39		398	.36		.36		.65		2.27
10/31/2019	11.36	.29	.77	1.06	(.22)	(.24)	(.46)	11.96	9.77		442	.36		.36		.67		2.55
10/31/2018	11.69	.25	(.26)	(.01)	(.19)	(.13)	(.32)	11.36	(.17)		453	.36		.36		.68		2.14
10/31/2017	10.94	.22	.85	1.07	(.18)	(.14)	(.32)	11.69	10.10		534	.35		.35		.67		1.99
10/31/2016	11.06	.21	.25	.46	(.13)	(.45)	(.58)	10.94	4.44		425	.39		.38		.71		2.00
Class R-5E:
4/30/2021[6,7]	11.98	.15	1.39	1.54	(.33)	(.20)	(.53)	12.99	13.11	[8]	205	.16	[9]	.16	[9]	.45	[9]	2.36	[9]
10/31/2020	11.94	.31	.23	.54	(.26)	(.24)	(.50)	11.98	4.55		192	.16		.16		.45		2.64
10/31/2019	11.35	.31	.77	1.08	(.25)	(.24)	(.49)	11.94	9.99		251	.16		.16		.47		2.69
10/31/2018	11.68	.25	(.23)	.02	(.22)	(.13)	(.35)	11.35	.05		200	.15		.15		.47		2.14
10/31/2017	10.93	.24	.86	1.10	(.21)	(.14)	(.35)	11.68	10.37		52	.15		.15		.47		2.15
10/31/2016[7,17]	11.04	.21	.29	.50	(.16)	(.45)	(.61)	10.93	4.87	[8]	29	.16	[9]	.16	[9]	.49	[9]	2.01	[9]
Class R-5:
4/30/2021[6,7]	12.11	.16	1.40	1.56	(.34)	(.20)	(.54)	13.13	13.13	[8]	96	.06	[9]	.06	[9]	.35	[9]	2.48	[9]
10/31/2020	12.07	.31	.25	.56	(.28)	(.24)	(.52)	12.11	4.66		93	.06		.06		.35		2.58
10/31/2019	11.47	.33	.76	1.09	(.25)	(.24)	(.49)	12.07	10.06		119	.06		.06		.37		2.88
10/31/2018	11.80	.29	(.27)	.02	(.22)	(.13)	(.35)	11.47	.09		140	.07		.07		.39		2.44
10/31/2017	11.03	.26	.86	1.12	(.21)	(.14)	(.35)	11.80	10.51		259	.06		.06		.38		2.28
10/31/2016	11.15	.25	.24	.49	(.16)	(.45)	(.61)	11.03	4.70		181	.09		.07		.40		2.28
Class R-6:
4/30/2021[6,7]	12.07	.16	1.40	1.56	(.35)	(.20)	(.55)	13.08	13.16	[8]	3,311	.01	[9]	.01	[9]	.30	[9]	2.48	[9]
10/31/2020	12.03	.31	.25	.56	(.28)	(.24)	(.52)	12.07	4.74		2,801	.01		.01		.30		2.59
10/31/2019	11.43	.33	.77	1.10	(.26)	(.24)	(.50)	12.03	10.16		2,564	.01		.01		.32		2.86
10/31/2018	11.76	.29	(.26)	.03	(.23)	(.13)	(.36)	11.43	.16		1,996	.01		.01		.33		2.47
10/31/2017	11.00	.26	.86	1.12	(.22)	(.14)	(.36)	11.76	10.50		1,448	.01		.01		.33		2.33
10/31/2016	11.12	.26	.23	.49	(.16)	(.45)	(.61)	11.00	4.77		850	.03		.02		.35		2.38

See end of tables for footnotes.

American Funds Target Date Retirement Series	87

Financial highlights (continued)

2010 Fund

		Income (loss) from
		investment operations[1]			Dividends and distributions								Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5,6]		Ratio of net income to average net assets[3]
Class A:
4/30/2021[6,7]	$11.37	$.12	$1.17	$1.29	$(.28)	$(.16)	$(.44)	$12.22	11.49%[8]		$645		.36%[9]		.36%[9]		.64%[9]		2.05%[9]
10/31/2020	11.28	.25	.23	.48	(.23)	(.16)	(.39)	11.37	4.31		604		.35		.35		.79		2.22
10/31/2019	10.71	.28	.67	.95	(.21)	(.17)	(.38)	11.28	9.32		559		.37		.37		.68		2.54
10/31/2018	11.01	.24	(.26)	(.02)	(.19)	(.09)	(.28)	10.71	(.28)		528		.36		.36		.68		2.18
10/31/2017	10.34	.22	.72	.94	(.18)	(.09)	(.27)	11.01	9.32		598		.35		.35		.67		2.08
10/31/2016	10.36	.21	.22	.43	(.14)	(.31)	(.45)	10.34	4.38		573		.39		.38		.71		2.11
Class C:
4/30/2021[6,7]	11.16	.08	1.16	1.24	(.20)	(.16)	(.36)	12.04	11.16	[8]	29		1.08	[9]	1.08	[9]	1.36	[9]	1.32	[9]
10/31/2020	11.09	.17	.22	.39	(.16)	(.16)	(.32)	11.16	3.52		26		1.09		1.09		1.53		1.51
10/31/2019	10.53	.19	.67	.86	(.13)	(.17)	(.30)	11.09	8.48		28		1.10		1.10		1.41		1.80
10/31/2018	10.83	.15	(.25)	(.10)	(.11)	(.09)	(.20)	10.53	(1.01)		25		1.10		1.10		1.42		1.42
10/31/2017	10.19	.14	.71	.85	(.12)	(.09)	(.21)	10.83	8.52		26		1.11		1.11		1.43		1.31
10/31/2016	10.23	.13	.22	.35	(.08)	(.31)	(.39)	10.19	3.66		22		1.14		1.13		1.46		1.34
Class T:
4/30/2021[6,7]	11.38	.14	1.17	1.31	(.31)	(.16)	(.47)	12.22	11.61	[8,14]	—	[12]	.14	[9,14]	.14	[9,14]	.42	[9,14]	2.29	[9,14]
10/31/2020	11.29	.27	.23	.50	(.25)	(.16)	(.41)	11.38	4.53	[14]	—	[12]	.15	[14]	.15	[14]	.59	[14]	2.44	[14]
10/31/2019	10.72	.30	.68	.98	(.24)	(.17)	(.41)	11.29	9.57	[14]	—	[12]	.15	[14]	.15	[14]	.46	[14]	2.77	[14]
10/31/2018	11.03	.26	(.27)	(.01)	(.21)	(.09)	(.30)	10.72	(.14)[14]		—	[12]	.15	[14]	.15	[14]	.47	[14]	2.38	[14]
10/31/2017[7,15]	10.48	.12	.43	.55	—	—	—	11.03	5.25	[8,14]	—	[12]	.14	[9,14]	.14	[9,14]	.46	[9,14]	1.96	[9,14]
Class F-1:
4/30/2021[6,7]	11.31	.12	1.17	1.29	(.28)	(.16)	(.44)	12.16	11.54	[8]	10		.38	[9]	.38	[9]	.66	[9]	2.01	[9]
10/31/2020	11.22	.24	.24	.48	(.23)	(.16)	(.39)	11.31	4.34		9		.38		.38		.82		2.17
10/31/2019	10.66	.28	.66	.94	(.21)	(.17)	(.38)	11.22	9.26		8		.38		.38		.69		2.61
10/31/2018	10.97	.23	(.26)	(.03)	(.19)	(.09)	(.28)	10.66	(.36)		8		.38		.38		.70		2.16
10/31/2017	10.31	.22	.72	.94	(.19)	(.09)	(.28)	10.97	9.42		8		.38		.38		.70		2.04
10/31/2016	10.35	.21	.21	.42	(.15)	(.31)	(.46)	10.31	4.30		3		.39		.38		.71		2.04
Class F-2:
4/30/2021[6,7]	11.36	.14	1.17	1.31	(.31)	(.16)	(.47)	12.20	11.69	[8]	37		.10	[9]	.10	[9]	.38	[9]	2.29	[9]
10/31/2020	11.27	.28	.23	.51	(.26)	(.16)	(.42)	11.36	4.60		29		.10		.10		.54		2.48
10/31/2019	10.71	.30	.67	.97	(.24)	(.17)	(.41)	11.27	9.57		24		.10		.10		.41		2.79
10/31/2018	11.02	.26	(.27)	(.01)	(.21)	(.09)	(.30)	10.71	(.12)		18		.11		.11		.43		2.35
10/31/2017	10.35	.24	.73	.97	(.21)	(.09)	(.30)	11.02	9.64		8		.12		.12		.44		2.27
10/31/2016	10.37	.24	.22	.46	(.17)	(.31)	(.48)	10.35	4.69		5		.13		.12		.45		2.35
Class F-3:
4/30/2021[6,7]	11.39	.15	1.17	1.32	(.32)	(.16)	(.48)	12.23	11.74	[8]	6		.01	[9]	.01	[9]	.29	[9]	2.47	[9]
10/31/2020	11.30	.27	.25	.52	(.27)	(.16)	(.43)	11.39	4.67		6		.01		.01		.45		2.43
10/31/2019	10.74	.29	.69	.98	(.25)	(.17)	(.42)	11.30	9.62		4		.02		.01		.32		2.62
10/31/2018	11.04	.28	(.27)	.01	(.22)	(.09)	(.31)	10.74	.04		1		.01		.01		.33		2.56
10/31/2017[7,16]	10.31	.16	.57	.73	—	—	—	11.04	7.08	[8]	—	[12]	.02	[9]	.01	[9]	.33	[9]	2.00	[9]
Class R-1:
4/30/2021[6,7]	11.33	.08	1.17	1.25	(.21)	(.16)	(.37)	12.21	11.09	[8]	2		1.13	[9]	1.13	[9]	1.41	[9]	1.36	[9]
10/31/2020	11.22	.17	.23	.40	(.13)	(.16)	(.29)	11.33	3.57		2		1.06		1.06		1.50		1.54
10/31/2019	10.63	.19	.67	.86	(.10)	(.17)	(.27)	11.22	8.43		2		1.14		1.14		1.45		1.79
10/31/2018	10.90	.15	(.26)	(.11)	(.07)	(.09)	(.16)	10.63	(1.04)		3		1.14		1.14		1.46		1.42
10/31/2017	10.23	.14	.71	.85	(.09)	(.09)	(.18)	10.90	8.47		3		1.14		1.14		1.46		1.35
10/31/2016	10.25	.13	.22	.35	(.06)	(.31)	(.37)	10.23	3.58		5		1.18		1.17		1.50		1.30
Class R-2:
4/30/2021[6,7]	11.18	.08	1.15	1.23	(.20)	(.16)	(.36)	12.05	11.05	[8]	108		1.11	[9]	1.11	[9]	1.39	[9]	1.31	[9]
10/31/2020	11.09	.16	.23	.39	(.14)	(.16)	(.30)	11.18	3.57		101		1.12		1.12		1.56		1.48
10/31/2019	10.53	.19	.67	.86	(.13)	(.17)	(.30)	11.09	8.49		109		1.11		1.11		1.42		1.81
10/31/2018	10.83	.15	(.26)	(.11)	(.10)	(.09)	(.19)	10.53	(1.09)		108		1.11		1.11		1.43		1.43
10/31/2017	10.17	.14	.71	.85	(.10)	(.09)	(.19)	10.83	8.58		125		1.09		1.09		1.41		1.35
10/31/2016	10.19	.14	.21	.35	(.06)	(.31)	(.37)	10.17	3.66		130		1.14		1.12		1.45		1.38

See end of tables for footnotes.

88	American Funds Target Date Retirement Series

Financial highlights (continued)

2010 Fund (continued)

		Income (loss) from
		investment operations[1]			Dividends and distributions							Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)	expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5,6]		Ratio of net income to average net assets[3]
Class R-2E:
4/30/2021[6,7]	$11.16	$.09	$1.16	$1.25	$(.23)	$(.16)	$(.39)	$12.02	11.31%[8]		$69	.82%[9]		.82%[9]		1.10%[9]		1.57%[9]
10/31/2020	11.09	.20	.21	.41	(.18)	(.16)	(.34)	11.16	3.78		61	.82		.82		1.26		1.78
10/31/2019	10.54	.22	.67	.89	(.17)	(.17)	(.34)	11.09	8.79		56	.82		.82		1.13		2.06
10/31/2018	10.86	.18	(.25)	(.07)	(.16)	(.09)	(.25)	10.54	(.72)		45	.81		.81		1.13		1.70
10/31/2017	10.23	.16	.72	.88	(.16)	(.09)	(.25)	10.86	8.88		41	.80		.80		1.12		1.52
10/31/2016	10.33	.15	.23	.38	(.17)	(.31)	(.48)	10.23	3.92		16	.81		.81		1.14		1.52
Class R-3:
4/30/2021[6,7]	11.27	.10	1.17	1.27	(.24)	(.16)	(.40)	12.14	11.41	[8]	278	.67	[9]	.67	[9]	.95	[9]	1.77	[9]
10/31/2020	11.19	.21	.22	.43	(.19)	(.16)	(.35)	11.27	3.94		279	.67		.67		1.11		1.93
10/31/2019	10.63	.24	.67	.91	(.18)	(.17)	(.35)	11.19	8.95		298	.67		.67		.98		2.24
10/31/2018	10.93	.20	(.26)	(.06)	(.15)	(.09)	(.24)	10.63	(.61)		285	.67		.67		.99		1.85
10/31/2017	10.26	.19	.72	.91	(.15)	(.09)	(.24)	10.93	9.11		291	.66		.66		.98		1.76
10/31/2016	10.29	.18	.21	.39	(.11)	(.31)	(.42)	10.26	3.99		262	.72		.70		1.03		1.79
Class R-4:
4/30/2021[6,7]	11.35	.12	1.17	1.29	(.28)	(.16)	(.44)	12.20	11.50	[8]	337	.36	[9]	.36	[9]	.64	[9]	2.05	[9]
10/31/2020	11.26	.25	.23	.48	(.23)	(.16)	(.39)	11.35	4.31		315	.36		.36		.80		2.22
10/31/2019	10.69	.28	.67	.95	(.21)	(.17)	(.38)	11.26	9.31		324	.36		.36		.67		2.54
10/31/2018	10.99	.24	(.26)	(.02)	(.19)	(.09)	(.28)	10.69	(.29)		310	.37		.37		.69		2.17
10/31/2017	10.32	.22	.72	.94	(.18)	(.09)	(.27)	10.99	9.36		353	.36		.36		.68		2.06
10/31/2016	10.35	.21	.21	.42	(.14)	(.31)	(.45)	10.32	4.34		303	.40		.38		.71		2.09
Class R-5E:
4/30/2021[6,7]	11.34	.13	1.17	1.30	(.31)	(.16)	(.47)	12.17	11.57	[8]	157	.16	[9]	.16	[9]	.44	[9]	2.18	[9]
10/31/2020	11.24	.28	.23	.51	(.25)	(.16)	(.41)	11.34	4.59		137	.16		.16		.60		2.52
10/31/2019	10.69	.29	.67	.96	(.24)	(.17)	(.41)	11.24	9.42		154	.16		.16		.47		2.67
10/31/2018	10.99	.24	(.24)	— [11]	(.21)	(.09)	(.30)	10.69	(.08)		104	.16		.16		.48		2.22
10/31/2017	10.32	.24	.72	.96	(.20)	(.09)	(.29)	10.99	9.62		46	.15		.15		.47		2.24
10/31/2016[7,17]	10.32	.21	.27	.48	(.17)	(.31)	(.48)	10.32	4.97	[8]	33	.17	[9]	.17	[9]	.50	[9]	2.12	[9]
Class R-5:
4/30/2021[6,7]	11.46	.14	1.17	1.31	(.31)	(.16)	(.47)	12.30	11.61	[8]	71	.06	[9]	.06	[9]	.34	[9]	2.39	[9]
10/31/2020	11.36	.29	.23	.52	(.26)	(.16)	(.42)	11.46	4.67		74	.06		.06		.50		2.54
10/31/2019	10.79	.32	.66	.98	(.24)	(.17)	(.41)	11.36	9.60		81	.07		.07		.38		2.90
10/31/2018	11.09	.27	(.26)	.01	(.22)	(.09)	(.31)	10.79	(.02)		108	.07		.07		.39		2.47
10/31/2017	10.41	.25	.73	.98	(.21)	(.09)	(.30)	11.09	9.70		206	.06		.06		.38		2.31
10/31/2016	10.43	.24	.22	.46	(.17)	(.31)	(.48)	10.41	4.67		119	.09		.08		.41		2.38
Class R-6:
4/30/2021[6,7]	11.42	.14	1.18	1.32	(.32)	(.16)	(.48)	12.26	11.71	[8]	2,558	.01	[9]	.01	[9]	.29	[9]	2.38	[9]
10/31/2020	11.33	.29	.23	.52	(.27)	(.16)	(.43)	11.42	4.65		2,191	.01		.01		.45		2.54
10/31/2019	10.76	.31	.68	.99	(.25)	(.17)	(.42)	11.33	9.70		1,905	.01		.01		.32		2.85
10/31/2018	11.06	.27	(.26)	.01	(.22)	(.09)	(.31)	10.76	.04		1,380	.01		.01		.33		2.50
10/31/2017	10.38	.25	.73	.98	(.21)	(.09)	(.30)	11.06	9.77		1,012	.02		.02		.34		2.37
10/31/2016	10.40	.26	.20	.46	(.17)	(.31)	(.48)	10.38	4.75		571	.04		.02		.35		2.51

See end of tables for footnotes.

American Funds Target Date Retirement Series	89

Financial highlights (continued)

	Six months ended		Period ended October 31,
Portfolio turnover rate for all share classes	April 30, 2021[6,7,8]		2020		2019		2018		2017		2016
2065 Fund	18%		22%[7,8,10]
2060 Fund	14	[18]	3	[18]	—%[19]		3%		4%		12%
2055 Fund	15	[18]	3	[18]	—	[19]	—	[19]	1		3
2050 Fund	15	[18]	4	[18]	—	[19]	—	[19]	—	[19]	2
2045 Fund	16	[18]	4	[18]	—	[19]	—	[19]	—	[19]	3
2040 Fund	18	[18]	5	[18]	—	[19]	—	[19]	—	[19]	2
2035 Fund	17		9	[18]	—	[19]	—	[19]	—	[19]	3
2030 Fund	22		8	[18]	—	[19]	—	[19]	—	[19]	3
2025 Fund	18	[18]	12	[18]	—	[19]	—	[19]	—	[19]	5
2020 Fund	17	[18]	13	[18]	2		2		1		5
2015 Fund	17		13		6		7		4		8
2010 Fund	16		12		5		8		5		14

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges.
[3]	This column reflects the impact, if any, of certain waivers/reimbursements from CRMC and/or AFS. During one of the periods shown, CRMC waived a portion of investment advisory services fees on certain funds. In addition, during one of the periods shown, AFS waived a portion of transfer agent services fees for Class F-3 shares on certain funds. In addition, during some of the periods shown, CRMC reimbursed a portion of transfer agent services fees for certain share classes on some funds and/or reimbursed a portion of miscellaneous fees and expenses during certain funds’ startup period.
[4]	This column does not include expenses of the underlying funds in which each fund invests.
[5]	This column reflects the net effective expense ratios for each fund and class, which include each class’s expense ratio combined with the weighted average net expense ratio of the underlying funds for the periods presented. See expense example for further information regarding fees and expenses.
[6]	Unaudited.
[7]	Based on operations for a period that is less than a full year.
[8]	Not annualized.
[9]	Annualized.
[10]	For the period March 27, 2020, commencement of operations, through October 31, 2020.
[11]	Amount less than $.01.
[12]	Amount less than $1 million.
[13]	Amount less than .01%.
[14]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[15]	Class T shares began investment operations on April 7, 2017.
[16]	Class F-3 shares began investment operations on January 27, 2017.
[17]	Class R-5E shares began investment operations on November 20, 2015.
[18]	Includes the value of securities sold due to in-kind redemptions. The rate shown would have been reduced by up to two percentage points if the value of securities sold due to in-kind transactions were excluded.
[19]	Amount is either less than 1% or there is no turnover.

See notes to financial statements.

90	American Funds Target Date Retirement Series

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including distribution and service (12b-1) fees and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (November 1, 2020, through April 30, 2021).

Actual expenses:

The first line of each share class in the tables on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the tables on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2 and F-3 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the tables on the following pages are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the tables is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

American Funds Target Date Retirement Series	91

Expense example (continued)

2065 Fund

	Beginning account value 11/1/2020	Ending account value 4/30/2021	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$1,255.52	$2.24	.40%	$4.36	.78%
Class A – assumed 5% return	1,000.00	1,022.81	2.01	.40	3.91	.78
Class C – actual return	1,000.00	1,250.37	6.03	1.08	8.15	1.46
Class C – assumed 5% return	1,000.00	1,019.44	5.41	1.08	7.30	1.46
Class T – actual return	1,000.00	1,257.20	.28	.05	2.41	.43
Class T – assumed 5% return	1,000.00	1,024.55	.25	.05	2.16	.43
Class F-1 – actual return	1,000.00	1,255.91	2.01	.36	4.14	.74
Class F-1 – assumed 5% return	1,000.00	1,023.01	1.81	.36	3.71	.74
Class F-2 – actual return	1,000.00	1,257.05	.56	.10	2.69	.48
Class F-2 – assumed 5% return	1,000.00	1,024.30	.50	.10	2.41	.48
Class F-3 – actual return	1,000.00	1,257.25	.17	.03	2.29	.41
Class F-3 – assumed 5% return	1,000.00	1,024.65	.15	.03	2.06	.41
Class R-1 – actual return	1,000.00	1,255.25	4.92	.88	7.05	1.26
Class R-1 – assumed 5% return	1,000.00	1,020.43	4.41	.88	6.31	1.26
Class R-2 – actual return	1,000.00	1,250.96	6.25	1.12	8.37	1.50
Class R-2 – assumed 5% return	1,000.00	1,019.24	5.61	1.12	7.50	1.50
Class R-2E – actual return	1,000.00	1,252.01	4.58	.82	6.70	1.20
Class R-2E – assumed 5% return	1,000.00	1,020.73	4.11	.82	6.01	1.20
Class R-3 – actual return	1,000.00	1,253.81	3.80	.68	5.92	1.06
Class R-3 – assumed 5% return	1,000.00	1,021.42	3.41	.68	5.31	1.06
Class R-4 – actual return	1,000.00	1,254.93	2.12	.38	4.25	.76
Class R-4 – assumed 5% return	1,000.00	1,022.91	1.91	.38	3.81	.76
Class R-5E – actual return	1,000.00	1,256.90	.95	.17	3.08	.55
Class R-5E – assumed 5% return	1,000.00	1,023.95	.85	.17	2.76	.55
Class R-5 – actual return	1,000.00	1,257.06	.39	.07	2.52	.45
Class R-5 – assumed 5% return	1,000.00	1,024.45	.35	.07	2.26	.45
Class R-6 – actual return	1,000.00	1,257.25	.17	.03	2.29	.41
Class R-6 – assumed 5% return	1,000.00	1,024.65	.15	.03	2.06	.41

See end of tables for footnotes.

92	American Funds Target Date Retirement Series

Expense example (continued)

2060 Fund

	Beginning account value 11/1/2020	Ending account value 4/30/2021	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$1,255.09	$1.90	.34%	$3.97	.71%
Class A – assumed 5% return	1,000.00	1,023.11	1.71	.34	3.56	.71
Class C – actual return	1,000.00	1,250.04	6.08	1.09	8.15	1.46
Class C – assumed 5% return	1,000.00	1,019.39	5.46	1.09	7.30	1.46
Class T – actual return	1,000.00	1,255.98	.89	.16	2.96	.53
Class T – assumed 5% return	1,000.00	1,024.00	.80	.16	2.66	.53
Class F-1 – actual return	1,000.00	1,254.41	2.12	.38	4.19	.75
Class F-1 – assumed 5% return	1,000.00	1,022.91	1.91	.38	3.76	.75
Class F-2 – actual return	1,000.00	1,256.93	.56	.10	2.63	.47
Class F-2 – assumed 5% return	1,000.00	1,024.30	.50	.10	2.36	.47
Class F-3 – actual return	1,000.00	1,257.36	.11	.02	2.18	.39
Class F-3 – assumed 5% return	1,000.00	1,024.70	.10	.02	1.96	.39
Class R-1 – actual return	1,000.00	1,250.57	6.31	1.13	8.37	1.50
Class R-1 – assumed 5% return	1,000.00	1,019.19	5.66	1.13	7.50	1.50
Class R-2 – actual return	1,000.00	1,250.04	6.25	1.12	8.31	1.49
Class R-2 – assumed 5% return	1,000.00	1,019.24	5.61	1.12	7.45	1.49
Class R-2E – actual return	1,000.00	1,252.09	4.58	.82	6.64	1.19
Class R-2E – assumed 5% return	1,000.00	1,020.73	4.11	.82	5.96	1.19
Class R-3 – actual return	1,000.00	1,252.56	3.74	.67	5.81	1.04
Class R-3 – assumed 5% return	1,000.00	1,021.47	3.36	.67	5.21	1.04
Class R-4 – actual return	1,000.00	1,254.33	2.07	.37	4.14	.74
Class R-4 – assumed 5% return	1,000.00	1,022.96	1.86	.37	3.71	.74
Class R-5E – actual return	1,000.00	1,255.89	.95	.17	3.02	.54
Class R-5E – assumed 5% return	1,000.00	1,023.95	.85	.17	2.71	.54
Class R-5 – actual return	1,000.00	1,256.65	.39	.07	2.46	.44
Class R-5 – assumed 5% return	1,000.00	1,024.45	.35	.07	2.21	.44
Class R-6 – actual return	1,000.00	1,256.99	.11	.02	2.18	.39
Class R-6 – assumed 5% return	1,000.00	1,024.70	.10	.02	1.96	.39

See end of tables for footnotes.

American Funds Target Date Retirement Series	93

Expense example (continued)

2055 Fund

	Beginning account value 11/1/2020	Ending account value 4/30/2021	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$1,254.84	$1.90	.34%	$3.97	.71%
Class A – assumed 5% return	1,000.00	1,023.11	1.71	.34	3.56	.71
Class C – actual return	1,000.00	1,249.97	5.97	1.07	8.03	1.44
Class C – assumed 5% return	1,000.00	1,019.49	5.36	1.07	7.20	1.44
Class T – actual return	1,000.00	1,255.71	.84	.15	2.91	.52
Class T – assumed 5% return	1,000.00	1,024.05	.75	.15	2.61	.52
Class F-1 – actual return	1,000.00	1,254.48	2.07	.37	4.14	.74
Class F-1 – assumed 5% return	1,000.00	1,022.96	1.86	.37	3.71	.74
Class F-2 – actual return	1,000.00	1,256.50	.50	.09	2.57	.46
Class F-2 – assumed 5% return	1,000.00	1,024.35	.45	.09	2.31	.46
Class F-3 – actual return	1,000.00	1,256.77	.06	.01	2.13	.38
Class F-3 – assumed 5% return	1,000.00	1,024.74	.05	.01	1.91	.38
Class R-1 – actual return	1,000.00	1,250.36	6.25	1.12	8.31	1.49
Class R-1 – assumed 5% return	1,000.00	1,019.24	5.61	1.12	7.45	1.49
Class R-2 – actual return	1,000.00	1,249.56	6.19	1.11	8.25	1.48
Class R-2 – assumed 5% return	1,000.00	1,019.29	5.56	1.11	7.40	1.48
Class R-2E – actual return	1,000.00	1,251.84	4.52	.81	6.59	1.18
Class R-2E – assumed 5% return	1,000.00	1,020.78	4.06	.81	5.91	1.18
Class R-3 – actual return	1,000.00	1,252.72	3.69	.66	5.75	1.03
Class R-3 – assumed 5% return	1,000.00	1,021.52	3.31	.66	5.16	1.03
Class R-4 – actual return	1,000.00	1,254.46	2.01	.36	4.08	.73
Class R-4 – assumed 5% return	1,000.00	1,023.01	1.81	.36	3.66	.73
Class R-5E – actual return	1,000.00	1,255.91	.89	.16	2.96	.53
Class R-5E – assumed 5% return	1,000.00	1,024.00	.80	.16	2.66	.53
Class R-5 – actual return	1,000.00	1,256.54	.34	.06	2.41	.43
Class R-5 – assumed 5% return	1,000.00	1,024.50	.30	.06	2.16	.43
Class R-6 – actual return	1,000.00	1,256.75	.06	.01	2.13	.38
Class R-6 – assumed 5% return	1,000.00	1,024.74	.05	.01	1.91	.38

See end of tables for footnotes.

94	American Funds Target Date Retirement Series

Expense example (continued)

2050 Fund

	Beginning account value 11/1/2020	Ending account value 4/30/2021	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$1,254.39	$1.84	.33%	$3.91	.70%
Class A – assumed 5% return	1,000.00	1,023.16	1.66	.33	3.51	.70
Class C – actual return	1,000.00	1,248.97	6.02	1.08	8.09	1.45
Class C – assumed 5% return	1,000.00	1,019.44	5.41	1.08	7.25	1.45
Class T – actual return	1,000.00	1,255.20	.84	.15	2.91	.52
Class T – assumed 5% return	1,000.00	1,024.05	.75	.15	2.61	.52
Class F-1 – actual return	1,000.00	1,253.11	2.07	.37	4.13	.74
Class F-1 – assumed 5% return	1,000.00	1,022.96	1.86	.37	3.71	.74
Class F-2 – actual return	1,000.00	1,255.63	.50	.09	2.57	.46
Class F-2 – assumed 5% return	1,000.00	1,024.35	.45	.09	2.31	.46
Class F-3 – actual return	1,000.00	1,255.71	.06	.01	2.13	.38
Class F-3 – assumed 5% return	1,000.00	1,024.74	.05	.01	1.91	.38
Class R-1 – actual return	1,000.00	1,249.35	6.30	1.13	8.37	1.50
Class R-1 – assumed 5% return	1,000.00	1,019.19	5.66	1.13	7.50	1.50
Class R-2 – actual return	1,000.00	1,249.56	6.19	1.11	8.25	1.48
Class R-2 – assumed 5% return	1,000.00	1,019.29	5.56	1.11	7.40	1.48
Class R-2E – actual return	1,000.00	1,251.48	4.52	.81	6.59	1.18
Class R-2E – assumed 5% return	1,000.00	1,020.78	4.06	.81	5.91	1.18
Class R-3 – actual return	1,000.00	1,252.02	3.69	.66	5.75	1.03
Class R-3 – assumed 5% return	1,000.00	1,021.52	3.31	.66	5.16	1.03
Class R-4 – actual return	1,000.00	1,254.21	2.01	.36	4.08	.73
Class R-4 – assumed 5% return	1,000.00	1,023.01	1.81	.36	3.66	.73
Class R-5E – actual return	1,000.00	1,255.17	.89	.16	2.96	.53
Class R-5E – assumed 5% return	1,000.00	1,024.00	.80	.16	2.66	.53
Class R-5 – actual return	1,000.00	1,255.83	.34	.06	2.41	.43
Class R-5 – assumed 5% return	1,000.00	1,024.50	.30	.06	2.16	.43
Class R-6 – actual return	1,000.00	1,255.98	.06	.01	2.13	.38
Class R-6 – assumed 5% return	1,000.00	1,024.74	.05	.01	1.91	.38

See end of tables for footnotes.

American Funds Target Date Retirement Series	95

Expense example (continued)

2045 Fund

	Beginning account value 11/1/2020	Ending account value 4/30/2021	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$1,250.00	$1.79	.32%	$3.85	.69%
Class A – assumed 5% return	1,000.00	1,023.21	1.61	.32	3.46	.69
Class C – actual return	1,000.00	1,245.50	5.96	1.07	8.02	1.44
Class C – assumed 5% return	1,000.00	1,019.49	5.36	1.07	7.20	1.44
Class T – actual return	1,000.00	1,251.67	.84	.15	2.90	.52
Class T – assumed 5% return	1,000.00	1,024.05	.75	.15	2.61	.52
Class F-1 – actual return	1,000.00	1,249.95	2.06	.37	4.13	.74
Class F-1 – assumed 5% return	1,000.00	1,022.96	1.86	.37	3.71	.74
Class F-2 – actual return	1,000.00	1,251.63	.50	.09	2.57	.46
Class F-2 – assumed 5% return	1,000.00	1,024.35	.45	.09	2.31	.46
Class F-3 – actual return	1,000.00	1,252.19	.06	.01	2.12	.38
Class F-3 – assumed 5% return	1,000.00	1,024.74	.05	.01	1.91	.38
Class R-1 – actual return	1,000.00	1,245.27	6.24	1.12	8.29	1.49
Class R-1 – assumed 5% return	1,000.00	1,019.24	5.61	1.12	7.45	1.49
Class R-2 – actual return	1,000.00	1,245.19	6.18	1.11	8.24	1.48
Class R-2 – assumed 5% return	1,000.00	1,019.29	5.56	1.11	7.40	1.48
Class R-2E – actual return	1,000.00	1,247.51	4.51	.81	6.58	1.18
Class R-2E – assumed 5% return	1,000.00	1,020.78	4.06	.81	5.91	1.18
Class R-3 – actual return	1,000.00	1,248.44	3.68	.66	5.74	1.03
Class R-3 – assumed 5% return	1,000.00	1,021.52	3.31	.66	5.16	1.03
Class R-4 – actual return	1,000.00	1,250.36	2.01	.36	4.07	.73
Class R-4 – assumed 5% return	1,000.00	1,023.01	1.81	.36	3.66	.73
Class R-5E – actual return	1,000.00	1,251.62	.89	.16	2.96	.53
Class R-5E – assumed 5% return	1,000.00	1,024.00	.80	.16	2.66	.53
Class R-5 – actual return	1,000.00	1,251.89	.34	.06	2.40	.43
Class R-5 – assumed 5% return	1,000.00	1,024.50	.30	.06	2.16	.43
Class R-6 – actual return	1,000.00	1,252.31	.06	.01	2.12	.38
Class R-6 – assumed 5% return	1,000.00	1,024.74	.05	.01	1.91	.38

See end of tables for footnotes.

96	American Funds Target Date Retirement Series

Expense example (continued)

2040 Fund

	Beginning account value 11/1/2020	Ending account value 4/30/2021	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$1,243.96	$1.89	.34%	$3.95	.71%
Class A – assumed 5% return	1,000.00	1,023.11	1.71	.34	3.56	.71
Class C – actual return	1,000.00	1,239.72	5.94	1.07	8.00	1.44
Class C – assumed 5% return	1,000.00	1,019.49	5.36	1.07	7.20	1.44
Class T – actual return	1,000.00	1,245.63	.84	.15	2.90	.52
Class T – assumed 5% return	1,000.00	1,024.05	.75	.15	2.61	.52
Class F-1 – actual return	1,000.00	1,243.83	2.06	.37	4.12	.74
Class F-1 – assumed 5% return	1,000.00	1,022.96	1.86	.37	3.71	.74
Class F-2 – actual return	1,000.00	1,245.23	.50	.09	2.56	.46
Class F-2 – assumed 5% return	1,000.00	1,024.35	.45	.09	2.31	.46
Class F-3 – actual return	1,000.00	1,246.10	.06	.01	2.12	.38
Class F-3 – assumed 5% return	1,000.00	1,024.74	.05	.01	1.91	.38
Class R-1 – actual return	1,000.00	1,239.03	6.22	1.12	8.27	1.49
Class R-1 – assumed 5% return	1,000.00	1,019.24	5.61	1.12	7.45	1.49
Class R-2 – actual return	1,000.00	1,238.89	6.16	1.11	8.22	1.48
Class R-2 – assumed 5% return	1,000.00	1,019.29	5.56	1.11	7.40	1.48
Class R-2E – actual return	1,000.00	1,241.14	4.50	.81	6.56	1.18
Class R-2E – assumed 5% return	1,000.00	1,020.78	4.06	.81	5.91	1.18
Class R-3 – actual return	1,000.00	1,242.32	3.67	.66	5.73	1.03
Class R-3 – assumed 5% return	1,000.00	1,021.52	3.31	.66	5.16	1.03
Class R-4 – actual return	1,000.00	1,243.86	2.00	.36	4.06	.73
Class R-4 – assumed 5% return	1,000.00	1,023.01	1.81	.36	3.66	.73
Class R-5E – actual return	1,000.00	1,245.35	.84	.15	2.89	.52
Class R-5E – assumed 5% return	1,000.00	1,024.05	.75	.15	2.61	.52
Class R-5 – actual return	1,000.00	1,245.56	.33	.06	2.39	.43
Class R-5 – assumed 5% return	1,000.00	1,024.50	.30	.06	2.16	.43
Class R-6 – actual return	1,000.00	1,246.43	.06	.01	2.12	.38
Class R-6 – assumed 5% return	1,000.00	1,024.74	.05	.01	1.91	.38

See end of tables for footnotes.

American Funds Target Date Retirement Series	97

Expense example (continued)

2035 Fund

	Beginning account value 11/1/2020	Ending account value 4/30/2021	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$1,222.06	$1.82	.33%	$3.75	.68%
Class A – assumed 5% return	1,000.00	1,023.16	1.66	.33	3.41	.68
Class C – actual return	1,000.00	1,217.69	5.88	1.07	7.81	1.42
Class C – assumed 5% return	1,000.00	1,019.49	5.36	1.07	7.10	1.42
Class T – actual return	1,000.00	1,223.20	.83	.15	2.76	.50
Class T – assumed 5% return	1,000.00	1,024.05	.75	.15	2.51	.50
Class F-1 – actual return	1,000.00	1,221.81	2.04	.37	3.97	.72
Class F-1 – assumed 5% return	1,000.00	1,022.96	1.86	.37	3.61	.72
Class F-2 – actual return	1,000.00	1,224.05	.50	.09	2.43	.44
Class F-2 – assumed 5% return	1,000.00	1,024.35	.45	.09	2.21	.44
Class F-3 – actual return	1,000.00	1,224.46	.06	.01	1.99	.36
Class F-3 – assumed 5% return	1,000.00	1,024.74	.05	.01	1.81	.36
Class R-1 – actual return	1,000.00	1,217.84	6.16	1.12	8.08	1.47
Class R-1 – assumed 5% return	1,000.00	1,019.24	5.61	1.12	7.35	1.47
Class R-2 – actual return	1,000.00	1,217.47	6.10	1.11	8.03	1.46
Class R-2 – assumed 5% return	1,000.00	1,019.29	5.56	1.11	7.30	1.46
Class R-2E – actual return	1,000.00	1,219.23	4.46	.81	6.38	1.16
Class R-2E – assumed 5% return	1,000.00	1,020.78	4.06	.81	5.81	1.16
Class R-3 – actual return	1,000.00	1,219.73	3.63	.66	5.56	1.01
Class R-3 – assumed 5% return	1,000.00	1,021.52	3.31	.66	5.06	1.01
Class R-4 – actual return	1,000.00	1,221.96	1.98	.36	3.91	.71
Class R-4 – assumed 5% return	1,000.00	1,023.01	1.81	.36	3.56	.71
Class R-5E – actual return	1,000.00	1,223.37	.88	.16	2.81	.51
Class R-5E – assumed 5% return	1,000.00	1,024.00	.80	.16	2.56	.51
Class R-5 – actual return	1,000.00	1,223.48	.33	.06	2.26	.41
Class R-5 – assumed 5% return	1,000.00	1,024.50	.30	.06	2.06	.41
Class R-6 – actual return	1,000.00	1,224.28	.06	.01	1.99	.36
Class R-6 – assumed 5% return	1,000.00	1,024.74	.05	.01	1.81	.36

See end of tables for footnotes.

98	American Funds Target Date Retirement Series

Expense example (continued)

2030 Fund

	Beginning account value 11/1/2020	Ending account value 4/30/2021	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$1,182.87	$1.84	.34%	$3.63	.67%
Class A – assumed 5% return	1,000.00	1,023.11	1.71	.34	3.36	.67
Class C – actual return	1,000.00	1,178.12	5.83	1.08	7.61	1.41
Class C – assumed 5% return	1,000.00	1,019.44	5.41	1.08	7.05	1.41
Class T – actual return	1,000.00	1,183.41	.81	.15	2.60	.48
Class T – assumed 5% return	1,000.00	1,024.05	.75	.15	2.41	.48
Class F-1 – actual return	1,000.00	1,182.55	2.00	.37	3.79	.70
Class F-1 – assumed 5% return	1,000.00	1,022.96	1.86	.37	3.51	.70
Class F-2 – actual return	1,000.00	1,184.24	.49	.09	2.27	.42
Class F-2 – assumed 5% return	1,000.00	1,024.35	.45	.09	2.11	.42
Class F-3 – actual return	1,000.00	1,183.92	.05	.01	1.84	.34
Class F-3 – assumed 5% return	1,000.00	1,024.74	.05	.01	1.71	.34
Class R-1 – actual return	1,000.00	1,178.08	6.05	1.12	7.83	1.45
Class R-1 – assumed 5% return	1,000.00	1,019.24	5.61	1.12	7.25	1.45
Class R-2 – actual return	1,000.00	1,177.60	5.99	1.11	7.77	1.44
Class R-2 – assumed 5% return	1,000.00	1,019.29	5.56	1.11	7.20	1.44
Class R-2E – actual return	1,000.00	1,179.68	4.38	.81	6.16	1.14
Class R-2E – assumed 5% return	1,000.00	1,020.78	4.06	.81	5.71	1.14
Class R-3 – actual return	1,000.00	1,180.51	3.57	.66	5.35	.99
Class R-3 – assumed 5% return	1,000.00	1,021.52	3.31	.66	4.96	.99
Class R-4 – actual return	1,000.00	1,182.66	1.95	.36	3.73	.69
Class R-4 – assumed 5% return	1,000.00	1,023.01	1.81	.36	3.46	.69
Class R-5E – actual return	1,000.00	1,183.35	.81	.15	2.60	.48
Class R-5E – assumed 5% return	1,000.00	1,024.05	.75	.15	2.41	.48
Class R-5 – actual return	1,000.00	1,183.96	.32	.06	2.11	.39
Class R-5 – assumed 5% return	1,000.00	1,024.50	.30	.06	1.96	.39
Class R-6 – actual return	1,000.00	1,183.96	.05	.01	1.84	.34
Class R-6 – assumed 5% return	1,000.00	1,024.74	.05	.01	1.71	.34

See end of tables for footnotes.

American Funds Target Date Retirement Series	99

Expense example (continued)

2025 Fund

	Beginning account value 11/1/2020	Ending account value 4/30/2021	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$1,153.05	$1.87	.35%	$3.52	.66%
Class A – assumed 5% return	1,000.00	1,023.06	1.76	.35	3.31	.66
Class C – actual return	1,000.00	1,148.96	5.75	1.08	7.41	1.39
Class C – assumed 5% return	1,000.00	1,019.44	5.41	1.08	6.95	1.39
Class T – actual return	1,000.00	1,154.28	.80	.15	2.46	.46
Class T – assumed 5% return	1,000.00	1,024.05	.75	.15	2.31	.46
Class F-1 – actual return	1,000.00	1,153.12	1.98	.37	3.63	.68
Class F-1 – assumed 5% return	1,000.00	1,022.96	1.86	.37	3.41	.68
Class F-2 – actual return	1,000.00	1,154.30	.48	.09	2.14	.40
Class F-2 – assumed 5% return	1,000.00	1,024.35	.45	.09	2.01	.40
Class F-3 – actual return	1,000.00	1,154.67	.05	.01	1.71	.32
Class F-3 – assumed 5% return	1,000.00	1,024.74	.05	.01	1.61	.32
Class R-1 – actual return	1,000.00	1,148.67	5.91	1.11	7.57	1.42
Class R-1 – assumed 5% return	1,000.00	1,019.29	5.56	1.11	7.10	1.42
Class R-2 – actual return	1,000.00	1,148.89	5.91	1.11	7.57	1.42
Class R-2 – assumed 5% return	1,000.00	1,019.29	5.56	1.11	7.10	1.42
Class R-2E – actual return	1,000.00	1,150.31	4.32	.81	5.97	1.12
Class R-2E – assumed 5% return	1,000.00	1,020.78	4.06	.81	5.61	1.12
Class R-3 – actual return	1,000.00	1,151.69	3.52	.66	5.17	.97
Class R-3 – assumed 5% return	1,000.00	1,021.52	3.31	.66	4.86	.97
Class R-4 – actual return	1,000.00	1,152.69	1.92	.36	3.58	.67
Class R-4 – assumed 5% return	1,000.00	1,023.01	1.81	.36	3.36	.67
Class R-5E – actual return	1,000.00	1,154.81	.85	.16	2.51	.47
Class R-5E – assumed 5% return	1,000.00	1,024.00	.80	.16	2.36	.47
Class R-5 – actual return	1,000.00	1,154.54	.32	.06	1.98	.37
Class R-5 – assumed 5% return	1,000.00	1,024.50	.30	.06	1.86	.37
Class R-6 – actual return	1,000.00	1,154.81	.05	.01	1.71	.32
Class R-6 – assumed 5% return	1,000.00	1,024.74	.05	.01	1.61	.32

See end of tables for footnotes.

100	American Funds Target Date Retirement Series

Expense example (continued)

2020 Fund

	Beginning account value 11/1/2020	Ending account value 4/30/2021	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$1,133.89	$1.85	.35%	$3.39	.64%
Class A – assumed 5% return	1,000.00	1,023.06	1.76	.35	3.21	.64
Class C – actual return	1,000.00	1,129.73	5.70	1.08	7.23	1.37
Class C – assumed 5% return	1,000.00	1,019.44	5.41	1.08	6.85	1.37
Class T – actual return	1,000.00	1,134.45	.74	.14	2.28	.43
Class T – assumed 5% return	1,000.00	1,024.10	.70	.14	2.16	.43
Class F-1 – actual return	1,000.00	1,133.16	1.96	.37	3.49	.66
Class F-1 – assumed 5% return	1,000.00	1,022.96	1.86	.37	3.31	.66
Class F-2 – actual return	1,000.00	1,135.16	.48	.09	2.01	.38
Class F-2 – assumed 5% return	1,000.00	1,024.35	.45	.09	1.91	.38
Class F-3 – actual return	1,000.00	1,135.64	.05	.01	1.59	.30
Class F-3 – assumed 5% return	1,000.00	1,024.74	.05	.01	1.51	.30
Class R-1 – actual return	1,000.00	1,129.22	5.91	1.12	7.44	1.41
Class R-1 – assumed 5% return	1,000.00	1,019.24	5.61	1.12	7.05	1.41
Class R-2 – actual return	1,000.00	1,129.21	5.86	1.11	7.39	1.40
Class R-2 – assumed 5% return	1,000.00	1,019.29	5.56	1.11	7.00	1.40
Class R-2E – actual return	1,000.00	1,131.25	4.28	.81	5.81	1.10
Class R-2E – assumed 5% return	1,000.00	1,020.78	4.06	.81	5.51	1.10
Class R-3 – actual return	1,000.00	1,132.46	3.49	.66	5.02	.95
Class R-3 – assumed 5% return	1,000.00	1,021.52	3.31	.66	4.76	.95
Class R-4 – actual return	1,000.00	1,133.49	1.90	.36	3.44	.65
Class R-4 – assumed 5% return	1,000.00	1,023.01	1.81	.36	3.26	.65
Class R-5E – actual return	1,000.00	1,134.85	.79	.15	2.33	.44
Class R-5E – assumed 5% return	1,000.00	1,024.05	.75	.15	2.21	.44
Class R-5 – actual return	1,000.00	1,134.94	.32	.06	1.85	.35
Class R-5 – assumed 5% return	1,000.00	1,024.50	.30	.06	1.76	.35
Class R-6 – actual return	1,000.00	1,135.97	.05	.01	1.59	.30
Class R-6 – assumed 5% return	1,000.00	1,024.74	.05	.01	1.51	.30

See end of tables for footnotes.

American Funds Target Date Retirement Series	101

Expense example (continued)

2015 Fund

	Beginning account value 11/1/2020	Ending account value 4/30/2021	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$1,129.29	$1.80	.34%	$3.33	.63%
Class A – assumed 5% return	1,000.00	1,023.11	1.71	.34	3.16	.63
Class C – actual return	1,000.00	1,125.81	5.69	1.08	7.22	1.37
Class C – assumed 5% return	1,000.00	1,019.44	5.41	1.08	6.85	1.37
Class T – actual return	1,000.00	1,130.62	.69	.13	2.22	.42
Class T – assumed 5% return	1,000.00	1,024.15	.65	.13	2.11	.42
Class F-1 – actual return	1,000.00	1,129.11	1.95	.37	3.48	.66
Class F-1 – assumed 5% return	1,000.00	1,022.96	1.86	.37	3.31	.66
Class F-2 – actual return	1,000.00	1,130.40	.48	.09	2.01	.38
Class F-2 – assumed 5% return	1,000.00	1,024.35	.45	.09	1.91	.38
Class F-3 – actual return	1,000.00	1,131.81	.05	.01	1.59	.30
Class F-3 – assumed 5% return	1,000.00	1,024.74	.05	.01	1.51	.30
Class R-1 – actual return	1,000.00	1,125.21	5.95	1.13	7.48	1.42
Class R-1 – assumed 5% return	1,000.00	1,019.19	5.66	1.13	7.10	1.42
Class R-2 – actual return	1,000.00	1,125.74	5.85	1.11	7.38	1.40
Class R-2 – assumed 5% return	1,000.00	1,019.29	5.56	1.11	7.00	1.40
Class R-2E – actual return	1,000.00	1,127.19	4.27	.81	5.80	1.10
Class R-2E – assumed 5% return	1,000.00	1,020.78	4.06	.81	5.51	1.10
Class R-3 – actual return	1,000.00	1,127.87	3.48	.66	5.01	.95
Class R-3 – assumed 5% return	1,000.00	1,021.52	3.31	.66	4.76	.95
Class R-4 – actual return	1,000.00	1,129.57	1.90	.36	3.43	.65
Class R-4 – assumed 5% return	1,000.00	1,023.01	1.81	.36	3.26	.65
Class R-5E – actual return	1,000.00	1,131.10	.85	.16	2.38	.45
Class R-5E – assumed 5% return	1,000.00	1,024.00	.80	.16	2.26	.45
Class R-5 – actual return	1,000.00	1,131.33	.32	.06	1.85	.35
Class R-5 – assumed 5% return	1,000.00	1,024.50	.30	.06	1.76	.35
Class R-6 – actual return	1,000.00	1,131.58	.05	.01	1.59	.30
Class R-6 – assumed 5% return	1,000.00	1,024.74	.05	.01	1.51	.30

See end of tables for footnotes.

102	American Funds Target Date Retirement Series

Expense example (continued)

2010 Fund

	Beginning account value 11/1/2020	Ending account value 4/30/2021	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$1,114.94	$1.89	.36%	$3.36	.64%
Class A – assumed 5% return	1,000.00	1,023.01	1.81	.36	3.21	.64
Class C – actual return	1,000.00	1,111.61	5.65	1.08	7.12	1.36
Class C – assumed 5% return	1,000.00	1,019.44	5.41	1.08	6.80	1.36
Class T – actual return	1,000.00	1,116.14	.73	.14	2.20	.42
Class T – assumed 5% return	1,000.00	1,024.10	.70	.14	2.11	.42
Class F-1 – actual return	1,000.00	1,115.35	1.99	.38	3.46	.66
Class F-1 – assumed 5% return	1,000.00	1,022.91	1.91	.38	3.31	.66
Class F-2 – actual return	1,000.00	1,116.87	.52	.10	1.99	.38
Class F-2 – assumed 5% return	1,000.00	1,024.30	.50	.10	1.91	.38
Class F-3 – actual return	1,000.00	1,117.43	.05	.01	1.52	.29
Class F-3 – assumed 5% return	1,000.00	1,024.74	.05	.01	1.45	.29
Class R-1 – actual return	1,000.00	1,110.93	5.91	1.13	7.38	1.41
Class R-1 – assumed 5% return	1,000.00	1,019.19	5.66	1.13	7.05	1.41
Class R-2 – actual return	1,000.00	1,110.53	5.81	1.11	7.27	1.39
Class R-2 – assumed 5% return	1,000.00	1,019.29	5.56	1.11	6.95	1.39
Class R-2E – actual return	1,000.00	1,113.08	4.30	.82	5.76	1.10
Class R-2E – assumed 5% return	1,000.00	1,020.73	4.11	.82	5.51	1.10
Class R-3 – actual return	1,000.00	1,114.10	3.51	.67	4.98	.95
Class R-3 – assumed 5% return	1,000.00	1,021.47	3.36	.67	4.76	.95
Class R-4 – actual return	1,000.00	1,114.97	1.89	.36	3.36	.64
Class R-4 – assumed 5% return	1,000.00	1,023.01	1.81	.36	3.21	.64
Class R-5E – actual return	1,000.00	1,115.68	.84	.16	2.31	.44
Class R-5E – assumed 5% return	1,000.00	1,024.00	.80	.16	2.21	.44
Class R-5 – actual return	1,000.00	1,116.11	.31	.06	1.78	.34
Class R-5 – assumed 5% return	1,000.00	1,024.50	.30	.06	1.71	.34
Class R-6 – actual return	1,000.00	1,117.13	.05	.01	1.52	.29
Class R-6 – assumed 5% return	1,000.00	1,024.74	.05	.01	1.45	.29

[1]	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).
[2]	The “expenses paid during period” and “annualized expense ratio” do not include the expenses of the underlying funds in which each fund invests.
[3]	The “effective expenses paid during period” are equal to the “effective annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).
[4]	The “effective annualized expense ratio” reflects the net annualized expense ratio of the class plus the class’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests. The annualized weighted average expense ratio of the underlying funds for the period reflects the net actual expense ratio of each underlying fund for the period, annualized and weighted for the fund’s relative average investment therein during the period.

American Funds Target Date Retirement Series	103

Approval of Investment Advisory and Service Agreement

The series’ board has approved the continuation of the series’ Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through April 30, 2022. The board approved the agreement following the recommendation of the series’ Contracts Committee (the “committee”), which is composed of all the series’ independent board members. The board and the committee determined in the exercise of their business judgment that the advisory fee structure for each fund within the series was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of each fund and its shareholders.

In reaching this decision, the board and the committee took into account their interaction with CRMC as well as information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which each fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative and shareholder services provided by CRMC to the funds under the agreement and other agreements, as well as the benefits to each fund’s shareholders from investing in a fund that is part of a large family of funds. The board and the committee considered the risks assumed by CRMC in providing services to the funds, including operational, business, financial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit each fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of each fund in light of its objectives. They compared each fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which each fund is included), and data such as relevant market and fund indexes over various periods (including each fund’s lifetime) through September 30, 2020. They generally placed greater emphasis on investment results over longer term periods. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment results, and considering the relative market conditions during certain reporting periods, the board and the committee concluded that each fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s record in managing the funds indicated that its continued management should benefit each fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the total expense levels of each fund to those of other relevant funds. They observed that each fund’s total expenses generally compared favorably to those of other similar funds included in the comparable Lipper category.

The board and the committee also reviewed the fee schedule of the funds (including the fees and total expenses of the underlying American Funds in which the funds invest) to those of other relevant funds. The board and the committee noted CRMC’s prior elimination of the entire advisory fee payable by the funds under the agreement. The board and committee also considered the breakpoint discounts in each underlying fund’s advisory fee structure that reduce the level of fees charged by CRMC to the underlying fund as its assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the underlying

104	American Funds Target Date Retirement Series

American Funds and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the underlying funds and the other clients. The board and the committee concluded that each fund’s cost structure was fair and reasonable in relation to the services provided, as well as in relation to the risks assumed by the adviser in sponsoring and managing each fund, and that each fund’s shareholders receive reasonable value in return for other amounts paid to CRMC by the funds.

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with each fund and the underlying American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the series’ principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that through December 31, 2018, CRMC benefited from research obtained with commissions from portfolio transactions made on behalf of the underlying American Funds, and since that time has undertaken to bear the cost of obtaining such research. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the other amounts paid to CRMC by the funds.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the underlying funds’ advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that each fund’s expense structure reflected a reasonable sharing of benefits between CRMC and the funds’ shareholders.

American Funds Target Date Retirement Series	105

Liquidity Risk Management Program

The series has adopted a liquidity risk management program (the “program”). The series’ board has designated Capital Research and Management Company (“CRMC”) as the administrator of the program. Personnel of CRMC or its affiliates conduct the day-to-day operation of the program pursuant to policies and procedures administered by the Capital Group Liquidity Risk Management Committee.

Under the program, CRMC manages each fund’s liquidity risk, which is the risk that the fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the fund. This risk is managed by monitoring the degree of liquidity of each fund’s investments, limiting the amount of each fund’s illiquid investments, and utilizing various risk management tools and facilities available to each fund for meeting shareholder redemptions, among other means. CRMC’s process of determining the degree of liquidity of each fund’s investments is supported by one or more third-party liquidity assessment vendors.

The series’ board reviewed a report prepared by CRMC regarding the operation and effectiveness of the program for the period October 1, 2019, through September 30, 2020. No significant liquidity events impacting any of the funds were noted in the report. In addition, CRMC provided its assessment that the program had been effective in managing each fund’s liquidity risk.

106	American Funds Target Date Retirement Series

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American Funds Target Date Retirement Series	107

Office of the series

333 South Hope Street
Los Angeles, CA 90071-1406

Investment adviser

Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts

American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets

JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel

Morgan, Lewis & Bockius LLP
One Federal Street
Boston, MA 02110-1726

Independent registered public accounting firm

Deloitte & Touche LLP
695 Town Center Drive
Suite 1000
Costa Mesa, CA 92626-7188

Principal underwriter

American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

108	American Funds Target Date Retirement Series

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectus and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.

“Proxy Voting Guidelines for American Funds Target Date Retirement Series” — which describes how we vote proxies relating to the underlying funds held in the portfolios —is available on our website or upon request by calling AFS. The series files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on our website.

Visit the Capital Group website for more information on the securities held by the underlying funds in the American Funds Target Date Retirement Series portfolios.

American Funds Target Date Retirement Series files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The list of portfolio holdings is available free of charge on the SEC website and on our website.

This report is for the information of shareholders of American Funds Target Date Retirement Series, but it also may be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the series. If used as sales material after June 30, 2021, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

The Standard & Poor’s 500 Composite Index (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Capital Group. Copyright © 2021 S&P Dow Jones Indices LLC, a division of S&P Global, and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part is prohibited without written permission of S&P Dow Jones Indices LLC.

MSCI has not approved, reviewed or produced this report, makes no express or implied warranties or representations and is not liable whatsoever for any data in the report. You may not redistribute the MSCI data or use it as a basis for other indices or investment products.

Bloomberg® is a trademark of Bloomberg Finance L.P. (collectively with its affiliates, “Bloomberg”). Barclays® is a trademark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Neither Bloomberg nor Barclays approves or endorses this material, guarantees the accuracy or completeness of any information herein and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

American Funds Distributors, Inc., member FINRA.

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in superior outcomes.

Aligned with investor success

We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 27 years of investment industry experience, including 21 years at our company, reflecting a career commitment to our long-term approach.1

The Capital System

The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior outcomes

Equity funds have beaten their Lipper peer indexes in 91% of 10-year periods and 98% of 20-year periods.2 Fixed income funds have helped investors achieve diversification through attention to correlation between bonds and equities.3 Fund management fees have been among the lowest in the industry.4

[1]	Investment industry experience as of December 31, 2020.
[2]	Based on Class F-2 share results for rolling periods through December 31, 2020. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary.
[3]	Based on Class F-2 share results as of December 31, 2020. Thirteen of the 17 fixed income American Funds that have been in existence for the three-year period showed a three-year correlation below 0.3. Standard & Poor’s 500 Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how two securities move in relation to each other. A correlation ranges from –1 to 1. A positive correlation close to 1 implies that as one security moves, either up or down, the other security will move in “lockstep,” in the same direction. A negative correlation close to –1 indicates that the securities have moved in the opposite direction.
[4]	On average, our management fees were in the lowest quintile 66% of the time, based on the 20-year period ended December 31, 2020, versus comparable Lipper categories, excluding funds of funds.

Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Visit capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS TARGET DATE RETIREMENT SERIES

By __/s/ Walter R. Burkley____________________
Walter R. Burkley, Principal Executive Officer

Date: June 30, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By __/s/ Walter R. Burkley_________________
Walter R. Burkley, Principal Executive Officer

Date: June 30, 2021

By ___/s/ Gregory F. Niland __________
Gregory F. Niland, Treasurer and Principal Financial Officer

Date: June 30, 2021